UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CORNERSTONE STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED
AUGUST 31, 2008

[LOGO OF USAA]
    USAA(R)













                         USAA CORNERSTONE STRATEGY Fund


                      1ST QUARTER Portfolio of Investments


                                AUGUST 31, 2008





















                                                                      (Form N-Q)


48047-1008                                   (C)2008, USAA. All rights reserved.

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               U.S. EQUITY SECURITIES (48.8%)
               COMMON STOCKS (40.5%)

               CONSUMER DISCRETIONARY (5.5%)
               -----------------------------
               ADVERTISING (0.1%)
         2,000 Arbitron, Inc.                                                               $          96
         9,200 Harris Interactive, Inc. *                                                              15
         4,700 Interpublic Group of Companies, Inc. *                                                  44
         1,100 Lamar Advertising Co. "A" *                                                             41
        24,100 Omnicom Group, Inc.                                                                  1,022
                                                                                          ---------------
                                                                                                    1,218
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
         9,100 American Apparel, Inc. *                                                                81
         1,200 Cherokee, Inc.                                                                          26
        23,300 Coach, Inc. *(a)                                                                       676
         1,100 Columbia Sportswear Co.                                                                 44
         1,600 Fossil, Inc. *                                                                          48
         1,900 Fuqi International, Inc. *                                                              21
         2,300 G-III Apparel Group, Ltd. *                                                             43
         4,000 Hanesbrands, Inc. *                                                                     95
        12,900 Jones Apparel Group, Inc.                                                              256
         3,700 Maidenform Brands, Inc. *                                                               56
           900 Movado Group, Inc.                                                                      21
         2,000 Perry Ellis International, Inc. *                                                       34
        24,400 Quiksilver, Inc. *                                                                     188
         2,900 True Religion Apparel, Inc. *                                                           79
         2,400 UniFirst Corp.                                                                         103
        46,300 Warnaco Group, Inc. *(a)                                                             2,388
                                                                                          ---------------
                                                                                                    4,159
                                                                                          ---------------
               APPAREL RETAIL (1.1%)
       180,700 Aeropostale, Inc. *(a)                                                               6,299
         6,600 American Eagle Outfitters, Inc.                                                         99
         5,200 AnnTaylor Stores Corp. *                                                               126
         4,500 Buckle, Inc.                                                                           234
         1,800 Cache, Inc. *                                                                           21
         8,500 Casual Male Retail Group, Inc. *                                                        32
         3,100 Cato Corp. "A"                                                                          55
         1,700 Charlotte Russe Holding, Inc. *                                                         20
        19,800 Charming Shoppes, Inc. *                                                               107
        29,300 Chico's FAS, Inc. *                                                                    168
         7,400 Christopher & Banks Corp.                                                               71
         2,600 Citi Trends, Inc. *                                                                     54
        32,400 Coldwater Creek, Inc. *                                                                236
         2,100 DSW Inc. "A" *                                                                          30
         4,677 Finish Line, Inc. "A"                                                                   57
        43,700 Foot Locker, Inc.                                                                      712
       243,600 Gap, Inc. (a)                                                                        4,738
         4,300 Genesco, Inc. *                                                                        157
         1,800 Gymboree Corp. *                                                                        71

2

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         2,000 Hot Topic, Inc. *                                                            $          12
           200 J. Crew Group, Inc. *                                                                    5
         3,231 Jos. A. Bank Clothiers, Inc. *(a)                                                       84
        23,400 Limited Brands, Inc.                                                                   487
         2,100 Men's Wearhouse, Inc.                                                                   46
        13,400 NexCen Brands, Inc. *                                                                    5
       122,200 Ross Stores, Inc.                                                                    4,914
         1,500 Shoe Carnival, Inc. *                                                                   24
         4,700 Stage Stores, Inc.                                                                      75
         2,100 Talbots, Inc. (a)                                                                       29
        52,900 TJX Companies, Inc. (a)                                                              1,917
         8,400 Under Armour, Inc. *(a)                                                                283
         2,800 Urban Outfitters, Inc. *                                                               100
        14,900 Wet Seal, Inc. "A" *                                                                    70
         3,300 Zumiez, Inc. *                                                                          48
                                                                                          ---------------
                                                                                                   21,386
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
         1,900 American Axle & Manufacturing Holdings, Inc.                                             9
         4,100 Amerigon, Inc. *                                                                        29
         1,000 ArvinMeritor, Inc.                                                                      15
        14,900 BorgWarner, Inc.                                                                       616
        16,400 Dana Holding Corp. *                                                                   104
         1,900 Dorman Products, Inc. *                                                                 24
         3,200 Drew Industries, Inc. *                                                                 51
           400 Federal-Mogul Corp. *                                                                    7
         2,100 Fuel Systems Solutions, Inc. *                                                         109
        17,700 Hayes Lemmerz International, Inc. *                                                     45
         4,900 Johnson Controls, Inc.                                                                 152
         1,000 Lear Corp. *                                                                            13
         2,300 Midas, Inc. *                                                                           33
         3,300 Modine Manufacturing Co.                                                                52
        10,900 Quantum Fuel Systems Technologies Worldwide, Inc. *                                     19
         5,700 Spartan Motors, Inc.                                                                    27
         2,400 Stoneridge, Inc. *                                                                      31
         2,400 Superior Industries International, Inc.                                                 42
        20,900 Visteon Corp. *                                                                         67
        31,400 WABCO Holdings, Inc.                                                                 1,375
         2,300 Wonder Auto Technolgy, Inc. *                                                           19
                                                                                          ---------------
                                                                                                    2,839
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.0%)
        11,400 Fleetwood Enterprises, Inc. *                                                           24
        28,000 Ford Motor Co. *                                                                       125
         9,600 General Motors Corp. (a)                                                                96
           700 Thor Industries, Inc.                                                                   16
         5,600 Winnebago Industries, Inc.                                                              64
                                                                                          ---------------
                                                                                                      325
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
        14,200 Advance Auto Parts, Inc.                                                               611
         1,700 Americas Car Mart, Inc. *                                                               32
           600 AutoNation, Inc. *(a)                                                                    7
           200 AutoZone, Inc. *                                                                        28
         4,400 CarMax, Inc. *(a)                                                                       65

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         2,600 Monro Muffler Brake, Inc.                                                    $          54
         7,828 O'Reilly Automotive, Inc. *                                                            228
                                                                                          ---------------
                                                                                                    1,025
                                                                                          ---------------
               BROADCASTING (0.4%)
        10,800 Cablevision Systems Corp. "A"                                                          349
        24,200 CBS Corp. "B"                                                                          392
        11,000 Comcast Corp. "A"                                                                      233
         2,400 Cox Radio, Inc. "A" *                                                                   27
         2,300 Crown Media Holdings, Inc. "A" *                                                        12
         6,400 Cumulus Media, Inc. "A" *                                                               30
         2,600 DG FastChannel, Inc. *                                                                  61
       218,800 DIRECTV Group, Inc. *                                                                6,172
        27,100 DISH Network Corp. "A" *                                                               764
           800 EchoStar Corp. "A" *                                                                    25
         6,900 Entravision Communications Corp. "A" *                                                  22
         1,200 Fisher Communications, Inc.                                                             42
           400 Global Traffic Network, Inc. *                                                           4
         7,300 Gray Television, Inc.                                                                   18
         9,800 Liberty Media Corp. - Entertainment "A" *                                              272
         1,800 Mediacom Communications Corp. "A" *                                                     15
         2,500 Outdoor Channel Holdings, Inc. *                                                        20
         1,800 Scripps Networks Interactive "A"                                                        75
         7,887 Sinclair Broadcast Group, Inc. "A"                                                      56
        58,580 SIRIUS XM Radio, Inc. *(a)                                                              78
         1,100 Time Warner Cable, Inc. "A" *                                                           29
                                                                                          ---------------
                                                                                                    8,696
                                                                                          ---------------
               CASINOS & GAMING (0.2%)
         2,900 Ameristar Casinos, Inc. (a)                                                             48
        73,900 Bally Technologies, Inc. *                                                           2,530
         1,100 Boyd Gaming Corp.                                                                       13
         1,500 Dover Downs Gaming & Entertainment, Inc.                                                12
         4,500 International Game Technology                                                           97
         3,200 Isle Capri Casinos, Inc. *                                                              23
         1,600 Las Vegas Sands Corp. *(a)                                                              76
         1,800 MGM Mirage *(a)                                                                         63
         1,200 MTR Gaming Group, Inc. *                                                                 5
         1,400 Penn National Gaming, Inc. *                                                            47
         9,000 Pinnacle Entertainment, Inc. *                                                         100
         2,000 Riviera Holdings Corp. *                                                                23
        10,800 Shuffle Master, Inc. *                                                                  54
         6,800 WMS Industries, Inc. *                                                                 229
           800 Wynn Resorts Ltd.                                                                       76
                                                                                          ---------------
                                                                                                    3,396
                                                                                          ---------------
               CATALOG RETAIL (0.0%)
         3,000 Gaiam, Inc. "A" *                                                                       38
         3,360 HSN, Inc. *                                                                             49
         1,800 PC Mall, Inc. *                                                                         17
         4,200 PetMed Express, Inc. *                                                                  60
         3,300 School Specialty, Inc. *                                                               101
         1,200 ValueVision Media, Inc. "A" *                                                            3
                                                                                          ---------------
                                                                                                      268
                                                                                          ---------------

4

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
         3,500 Best Buy Co., Inc.                                                           $         157
        25,600 Circuit City Stores, Inc.                                                               46
         1,500 Conn's, Inc. *                                                                          29
        11,600 Gamestop Corp. "A" *                                                                   509
         2,600 hhgregg, Inc. *                                                                         26
         1,900 PC Connection, Inc. *                                                                   14
       213,300 RadioShack Corp.                                                                     4,055
         1,500 Rex Stores Corp. *                                                                      19
                                                                                          ---------------
                                                                                                    4,855
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.0%)
         2,600 Garmin Ltd. *                                                                           91
         8,268 Harman International Industries, Inc.                                                  281
                                                                                          ---------------
                                                                                                      372
                                                                                          ---------------
               DEPARTMENT STORES (0.0%)
         1,200 Bon-Ton Stores, Inc. (a)                                                                 5
         9,600 Dillard's, Inc. "A" (a)                                                                123
         3,931 Macy's, Inc.                                                                            82
         6,100 Retail Ventures, Inc. *                                                                 28
         2,800 Saks, Inc. *                                                                            32
         1,300 Sears Holdings Corp. *(a)                                                              119
                                                                                          ---------------
                                                                                                      389
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
           200 Aristotle Corp. *                                                                        2
         1,500 Core-Mark Holding Co., Inc. *                                                           44
         5,600 LKQ Corp. *                                                                            105
                                                                                          ---------------
                                                                                                      151
                                                                                          ---------------
               EDUCATION SERVICES (0.1%)
         2,000 American Public Education, Inc. *                                                       89
         3,200 Apollo Group, Inc. "A" *                                                               204
         1,500 Capella Education Co. *                                                                 75
        69,900 Career Education Corp. *(a)                                                          1,311
        44,800 Corinthian Colleges, Inc. *(a)                                                         594
         3,400 DeVry, Inc.                                                                            175
         3,870 ITT Educational Services, Inc. *                                                       344
           800 Lincoln Educational Services Corp. *                                                    12
         2,400 Princeton Review, Inc. *                                                                19
         1,700 Universal Technical Institute, Inc. *                                                   29
                                                                                          ---------------
                                                                                                    2,852
                                                                                          ---------------
               FOOTWEAR (0.2%)
        14,400 Crocs, Inc. *                                                                           60
         6,700 Deckers Outdoor Corp. *                                                                762
         9,300 Iconix Brand Group, Inc. *                                                             120
        32,100 NIKE, Inc. "B"                                                                       1,945
         3,300 Steven Madden Ltd. *                                                                    83
                                                                                          ---------------
                                                                                                    2,970
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.8%)
         3,900 99 Cents Only Stores *                                                                  33

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       277,200 Big Lots, Inc. *                                                             $       8,197
        98,500 Dollar Tree, Inc. *                                                                  3,779
       102,500 Family Dollar Stores, Inc.                                                           2,554
         5,000 Fred's, Inc. "A"                                                                        70
        10,900 Target Corp.                                                                           578
                                                                                          ---------------
                                                                                                   15,211
                                                                                          ---------------
               HOME FURNISHINGS (0.0%)
         3,400 Ethan Allen Interiors, Inc.                                                             92
           900 Furniture Brands International, Inc.                                                     8
         5,700 La-Z-Boy, Inc. (a)                                                                      43
         2,300 Leggett & Platt, Inc.                                                                   52
           800 Mohawk Industries, Inc. *                                                               55
        13,700 Tempur-Pedic International, Inc. (a)                                                   155
                                                                                          ---------------
                                                                                                      405
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.0%)
        17,500 Home Depot, Inc.                                                                       475
        13,000 Lowe's Companies, Inc.                                                                 320
         1,700 Lumber Liquidators, Inc. *                                                              22
                                                                                          ---------------
                                                                                                      817
                                                                                          ---------------
               HOMEBUILDING (0.0%)
         1,100 Cavco Industries, Inc. *                                                                39
        13,600 Champion Enterprises, Inc. *                                                            66
         2,000 Hovnanian Enterprises, Inc. "A" *                                                       14
         1,000 KB Home                                                                                 21
        25,200 Lennar Corp. "A"                                                                       331
         2,300 M/I Homes, Inc.                                                                         41
         3,400 Meritage Homes Corp. *                                                                  80
           100 NVR, Inc. *                                                                             60
         2,000 Palm Harbor Homes, Inc. *                                                               18
         3,500 Standard Pacific Corp. *                                                                11
                                                                                          ---------------
                                                                                                      681
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)
         4,000 Aaron Rents, Inc. "B"                                                                  114
         6,100 Select Comfort Corp. *                                                                  15
         1,800 Williams-Sonoma, Inc.                                                                   32
                                                                                          ---------------
                                                                                                      161
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
         3,200 Ambassadors Group, Inc.                                                                 54
         2,300 Bluegreen Corp. *                                                                       26
           400 Carnival Corp.                                                                          15
         3,900 Gaylord Entertainment Co. *                                                            135
         5,800 Great Wolf Resorts, Inc. *                                                              30
         3,360 Interval Leisure Group, Inc. *                                                          44
         2,800 Lodgian, Inc. *                                                                         24
         2,100 Royal Caribbean Cruises Ltd.                                                            57
                                                                                          ---------------
                                                                                                      385
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
         5,200 Helen of Troy Ltd. *                                                                   125
         5,000 iRobot Corp. *                                                                          70

6

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        39,400 Snap-On, Inc.                                                                $       2,247
        16,300 Stanley Works                                                                          781
            72 Whirlpool Corp.                                                                          6
                                                                                          ---------------
                                                                                                    3,229
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.2%)
        56,800 American Greetings Corp. "A"                                                           913
         2,300 Blyth, Inc.                                                                             36
         4,000 Sealy Corp.                                                                             27
       101,840 Tupperware Brands Corp.                                                              3,638
                                                                                          ---------------
                                                                                                    4,614
                                                                                          ---------------
               INTERNET RETAIL (0.2%)
         4,600 1-800-FLOWERS.COM, Inc. "A" *                                                           28
           596 Amazon.com, Inc. *                                                                      48
         2,700 Blue Nile, Inc. *                                                                      112
        22,300 GSI Commerce, Inc. *                                                                   359
         9,800 Netflix, Inc. *(a)                                                                     302
         4,700 NutriSystem, Inc.                                                                       93
         6,000 Orbitz Worldwide, Inc. *                                                                37
         2,100 Overstock.com, Inc. *                                                                   44
        24,300 Priceline.com, Inc. *                                                                2,260
         3,400 Shutterfly, Inc. *                                                                      32
         3,360 Ticketmaster *                                                                          72
                                                                                          ---------------
                                                                                                    3,387
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
         3,000 Dover Motorsports, Inc.                                                                 15
         6,800 Life Time Fitness, Inc. *                                                              240
         1,900 Premier Exhibitions, Inc. *                                                              7
         1,100 Rick's Cabaret International, Inc. *                                                    15
        19,000 Six Flags, Inc. *                                                                       20
         3,000 Town Sports International Holdings, Inc. *                                              32
         6,300 Vail Resorts, Inc. *(a)                                                                277
                                                                                          ---------------
                                                                                                      606
                                                                                          ---------------
               LEISURE PRODUCTS (0.2%)
         1,400 Brunswick Corp.                                                                         19
       106,000 Callaway Golf Co.                                                                    1,439
        52,100 Hasbro, Inc.                                                                         1,949
         1,500 LeapFrog Enterprises, Inc. *                                                            13
         1,900 Marine Products Corp.                                                                   15
         2,800 MarineMax, Inc. *                                                                       22
         3,700 Midway Games, Inc. *                                                                     8
         6,900 Polaris Industries, Inc. (a)                                                           311
         7,700 Pool Corp. (a)                                                                         187
         9,500 Smith & Wesson Holding Corp. *                                                          54
         1,100 Steinway Musical Instruments, Inc. *                                                    32
         1,600 Sturm Ruger & Co., Inc. *                                                               12
                                                                                          ---------------
                                                                                                    4,061
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.4%)
         5,700 Bigband Networks, Inc. *                                                                20
         2,600 Cinemark Holdings, Inc. (a)                                                             38
         8,900 CKX, Inc. *                                                                             71

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
           400 DreamWorks Animation SKG, Inc. "A" *                                         $          13
         3,600 LodgeNet Interactive Corp. *                                                            14
        59,100 News Corp. "A"                                                                         837
        45,000 News Corp. "B"                                                                         646
       119,200 Regal Entertainment Group "A" (a)                                                    1,998
       101,700 Time Warner, Inc.                                                                    1,665
        10,700 Viacom, Inc. "A" *                                                                     317
        11,100 Viacom, Inc. "B" *                                                                     327
        60,800 Walt Disney Co.                                                                      1,967
           500 Warner Music Group Corp.                                                                 4
         1,700 World Wrestling Entertainment, Inc. "A"                                                 28
                                                                                          ---------------
                                                                                                    7,945
                                                                                          ---------------
               PUBLISHING (0.0%)
         2,900 A.H. Belo Corp. "A"                                                                     14
         1,700 Courier Corp.                                                                           36
         4,400 Dolan Media Co. *                                                                       67
         5,400 E.W. Scripps Co. "A" (a)                                                                39
        10,200 GateHouse Media, Inc.                                                                    7
         4,000 Global Sources Ltd. *                                                                   43
        18,700 Idearc, Inc. (a)                                                                        31
         2,000 Interactive Data Corp.                                                                  60
           100 John Wiley & Sons, Inc. "A"                                                              5
         6,900 Journal Communications, Inc. "A"                                                        35
         3,900 Martha Stewart Living Omnimedia, Inc. "A" *(a)                                          32
         7,600 McClatchy Co. "A" (a)                                                                   28
         1,100 Media General, Inc. "A"                                                                 14
           800 Morningstar, Inc. *                                                                     52
         2,800 New York Times Co. "A" (a)                                                              36
         6,200 R.H. Donnelley Corp. *                                                                  23
           700 Scholastic Corp.                                                                        18
           300 Value Line, Inc.                                                                        12
                                                                                          ---------------
                                                                                                      552
                                                                                          ---------------
               RESTAURANTS (0.6%)
         1,300 AFC Enterprises, Inc. *                                                                 12
         3,000 BJ's Restaurants, Inc. *                                                                35
           800 Bob Evans Farms, Inc.                                                                   23
         2,895 Buffalo Wild Wings, Inc. *(a)                                                          105
        13,900 Burger King Holdings, Inc.                                                             345
         2,100 California Pizza Kitchen, Inc. *                                                        30
         4,300 CEC Entertainment, Inc. *                                                              147
           400 Chipotle Mexican Grill, Inc. "A" *                                                      28
        16,900 Denny's Corp. *                                                                         47
         4,100 DineEquity, Inc.                                                                        81
           900 Einstein Noah Restaurant Group, Inc. *                                                  11
         2,500 Jack in the Box, Inc. *                                                                 59
        11,200 Krispy Kreme Doughnuts, Inc. *(a)                                                       47
       134,950 McDonald's Corp. (a)                                                                 8,367
         3,100 O'Charley's, Inc                                                                        31
         4,600 P.F. Chang's China Bistro, Inc. *(a)                                                   120
           500 Panera Bread Co. "A" *                                                                  27
         2,300 Peet's Coffee & Tea, Inc. *                                                             60
         2,000 Red Robin Gourmet Burgers, Inc. *                                                       53

8

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         3,500 Ruth's Hospitality Group, Inc. *                                             $          16
           200 Sonic Corp. *                                                                            3
       133,100 Triarc Companies, Inc. "A"                                                             776
        24,700 Yum! Brands, Inc.                                                                      881
                                                                                          ---------------
                                                                                                   11,304
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
         4,800 Coinstar, Inc. *                                                                       158
        50,100 H&R Block, Inc.                                                                      1,280
           400 Hillenbrand, Inc.                                                                        9
         1,200 Matthews International Corp. "A"                                                        60
         1,546 Pre-Paid Legal Services, Inc. *                                                         69
         8,700 Sotheby's Holdings, Inc. "A"                                                           234
         2,600 Steiner Leisure Ltd. *                                                                  92
         5,900 Weight Watchers International, Inc.                                                    234
                                                                                          ---------------
                                                                                                    2,136
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
         6,000 Asbury Automotive Group, Inc.                                                           73
         3,800 Big 5 Sporting Goods Corp.                                                              34
        33,500 Blockbuster, Inc. "A" *(a)                                                              81
         4,800 Borders Group, Inc.                                                                     34
         2,600 Build-A-Bear Workshop, Inc. *                                                           19
         4,300 Cabela's, Inc. *                                                                        53
         3,000 Haverty Furniture Companies, Inc.                                                       33
         5,700 Hibbett Sports, Inc. *                                                                 136
         4,500 Jo-Ann Stores, Inc. *                                                                  112
         3,300 Pep Boys - Manny, Moe & Jack                                                            29
         9,400 Pier 1 Imports, Inc. *                                                                  42
         4,300 Staples, Inc.                                                                          104
         2,200 Tiffany & Co.                                                                           97
         5,100 Zale Corp. *(a)                                                                        139
                                                                                          ---------------
                                                                                                      986
                                                                                          ---------------
               TEXTILES (0.0%)
         3,800 Xerium Technologies, Inc.                                                               29
                                                                                          ---------------
               TIRES & RUBBER (0.0%)
         3,500 Cooper Tire & Rubber Co.                                                                34
        11,393 Goodyear Tire & Rubber Co. *                                                           223
                                                                                          ---------------
                                                                                                      257
                                                                                          ---------------
               Total Consumer Discretionary                                                       111,667
                                                                                          ---------------

               CONSUMER STAPLES (4.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
         3,200 AgFeed Industries, Inc. *                                                               37
           922 Alico, Inc.                                                                             40
         2,300 Bunge Ltd.                                                                             205
        13,500 Corn Products International, Inc.                                                      605
        27,100 Darling International, Inc. *                                                          372
         7,200 Fresh Del Monte Produce, Inc. *                                                        167
           600 Griffin Land & Nurseries, Inc. "A"                                                      21
                                                                                          ---------------
                                                                                                    1,447
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               BREWERS (0.0%)
         2,800 Anheuser-Busch Companies, Inc.                                               $         190
         2,100 Boston Beer Co., Inc. "A" *                                                             94
         1,500 Molson Coors Brewing Co. "B"                                                            72
                                                                                          ---------------
                                                                                                      356
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
         1,500 Brown-Forman Corp. "B"                                                                 108
         3,200 Central European Distribution Corp. *                                                  185
                                                                                          ---------------
                                                                                                      293
                                                                                          ---------------
               DRUG RETAIL (0.2%)
        78,125 CVS Caremark Corp.                                                                   2,859
         1,600 Longs Drug Stores Corp.                                                                115
        11,500 Rite Aid Corp. *                                                                        14
         4,600 Walgreen Co.                                                                           167
                                                                                          ---------------
                                                                                                    3,155
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)
         3,000 Andersons, Inc.                                                                        135
         1,947 Nash Finch Co.                                                                          79
         4,100 Spartan Stores, Inc.                                                                    93
        44,900 Sysco Corp.                                                                          1,429
        22,100 United Natural Foods, Inc. *                                                           425
                                                                                          ---------------
                                                                                                    2,161
                                                                                          ---------------
               FOOD RETAIL (0.1%)
           300 Arden Group, Inc. "A"                                                                   50
         1,800 Casey's General Stores, Inc.                                                            52
         2,100 Great Atlantic & Pacific Tea Company, Inc. *                                            34
         1,200 Ingles Markets, Inc. "A"                                                                30
        84,370 Kroger Co.                                                                           2,331
           100 Ruddick Corp.                                                                            3
         3,700 SUPERVALU, Inc.                                                                         86
         1,600 Susser Holdings Corp. *                                                                 30
         2,800 Whole Foods Market, Inc. (a)                                                            51
                                                                                          ---------------
                                                                                                    2,667
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.3%)
        10,300 Central Garden & Pet Co. "A" *                                                          55
         4,200 Church & Dwight Co., Inc.                                                              262
            70 Clorox Co.                                                                               4
        15,600 Colgate-Palmolive Co.                                                                1,186
         1,200 Energizer Holdings, Inc. *                                                             102
        60,800 Procter & Gamble Co.                                                                 4,242
           400 WD-40 Co.                                                                               14
                                                                                          ---------------
                                                                                                    5,865
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.8%)
        64,500 BJ's Wholesale Club, Inc. *                                                          2,453
        23,800 Costco Wholesale Corp. (a)                                                           1,596
         2,400 PriceSmart, Inc.                                                                        51
       202,074 Wal-Mart Stores, Inc. (a)                                                           11,936
                                                                                          ---------------
                                                                                                   16,036
                                                                                          ---------------

10

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               PACKAGED FOODS & MEAT (0.8%)
         1,300 American Dairy, Inc. *                                                       $          13
         3,300 B&G Foods, Inc. "A"                                                                     27
         2,000 Cal-Maine Foods, Inc. (a)                                                               79
         1,600 Calavo Growers, Inc.                                                                    19
        46,600 Campbell Soup Co.                                                                    1,715
         6,000 Chiquita Brands International, Inc. *                                                   88
        21,500 Dean Foods Co. *                                                                       541
         3,000 Diamond Foods, Inc.                                                                     76
        74,200 Flowers Foods, Inc.                                                                  1,962
         8,600 General Mills, Inc.                                                                    569
         3,000 Green Mountain Coffee Roasters, Inc. *                                                 110
        19,300 H.J. Heinz Co.                                                                         971
        22,400 Hershey Co.                                                                            808
        12,900 Hormel Foods Corp.                                                                     460
         1,100 HQ Sustainable Maritime Industries, Inc. *                                               8
         2,100 Imperial Sugar Co.                                                                      29
         2,300 J & J Snack Foods Corp.                                                                 78
         1,100 J.M. Smucker Co.                                                                        60
         9,100 Kellogg Co.                                                                            495
        76,615 Kraft Foods, Inc. "A"                                                                2,414
         5,300 Lance, Inc.                                                                            109
           900 Lifeway Foods, Inc. *                                                                   10
        12,800 McCormick & Co., Inc.                                                                  518
         3,400 Omega Protein Corp. *                                                                   46
         3,300 Pilgrims Pride Corp.                                                                    42
        34,700 Ralcorp Holdings, Inc. *                                                             2,131
         3,600 Reddy Ice Holdings, Inc.                                                                30
         3,497 Sanderson Farms, Inc.                                                                  120
        42,700 Sara Lee Corp.                                                                         576
        11,300 Smart Balance, Inc. *                                                                   72
         1,500 Synutra International, Inc. *                                                           74
         4,600 Tootsie Roll Industries, Inc.                                                          131
         5,500 TreeHouse Foods, Inc. *                                                                153
        27,000 William Wrigley Jr. Co.                                                              2,146
         3,100 Zhongpin, Inc. *                                                                        39
                                                                                          ---------------
                                                                                                   16,719
                                                                                          ---------------
               PERSONAL PRODUCTS (0.2%)
         6,000 Alberto-Culver Co.                                                                     157
        10,500 American Oriental Bioengineering, Inc. *(a)                                             87
        45,900 Avon Products, Inc.                                                                  1,966
         1,400 Bare Escentuals, Inc. *(a)                                                              17
         3,100 Chattem, Inc. *                                                                        217
         1,500 China Sky One Medical, Inc. *                                                           20
           700 Estee Lauder Companies, Inc. "A"                                                        35
        35,200 Herbalife Ltd.                                                                       1,658
         2,500 Mannatech, Inc.                                                                         11
         1,000 NBTY, Inc. *                                                                            33
         2,700 Prestige Brands Holdings, Inc. *                                                        26
         1,800 Schiff Nutrition International, Inc. *                                                  12
         1,100 USANA Health Sciences, Inc. *                                                           42
                                                                                          ---------------
                                                                                                    4,281
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               SOFT DRINKS (0.6%)
        46,300 Coca-Cola Co.                                                                $       2,411
        20,300 Coca-Cola Enterprises, Inc.                                                            347
       105,600 Dr. Pepper Snapple Group, Inc. *                                                     2,609
         1,400 Hansen Natural Corp. *                                                                  39
         2,000 National Beverage Corp. *                                                               18
       111,500 Pepsi Bottling Group, Inc.                                                           3,298
        57,400 PepsiAmericas, Inc.                                                                  1,345
        18,200 PepsiCo, Inc.                                                                        1,246
                                                                                          ---------------
                                                                                                   11,313
                                                                                          ---------------
               TOBACCO (1.0%)
        18,200 Alliance One International, Inc. *                                                      73
       420,915 Altria Group, Inc.                                                                   8,852
         3,900 Lorillard, Inc.                                                                        282
       144,520 Philip Morris International, Inc.                                                    7,761
        64,200 Reynolds American, Inc.                                                              3,401
           700 Schweitzer-Mauduit International, Inc.                                                  13
        11,900 Star Scientific, Inc. *                                                                 38
         2,200 UST, Inc.                                                                              118
         2,900 Vector Group Ltd.                                                                       54
                                                                                          ---------------
                                                                                                   20,592
                                                                                          ---------------
               Total Consumer Staples                                                              84,885
                                                                                          ---------------

               ENERGY (5.0%)
               -------------
               COAL & CONSUMABLE FUELS (0.4%)
        29,300 Alpha Natural Resources, Inc. *                                                      2,904
        45,500 Arch Coal, Inc.                                                                      2,468
         1,900 CONSOL Energy, Inc.                                                                    129
         3,300 Foundation Coal Holdings, Inc.                                                         195
           900 GreenHunter Energy, Inc. *(a)                                                           14
        25,000 International Coal Group, Inc. *                                                       256
         3,900 James River Coal Co. *                                                                 164
        22,600 Massey Energy Corp.                                                                  1,491
         4,100 National Coal Corp. *                                                                   34
         1,000 Patriot Coal Corp. *                                                                    60
         6,100 Peabody Energy Corp.                                                                   384
         7,500 Uranium Resources, Inc. *                                                               17
        18,600 USEC, Inc. *(a)                                                                        107
                                                                                          ---------------
                                                                                                    8,223
                                                                                          ---------------
               INTEGRATED OIL & GAS (2.7%)
       159,600 Chevron Corp.                                                                       13,777
       113,400 ConocoPhillips                                                                       9,357
       227,500 Exxon Mobil Corp.                                                                   18,202
        39,500 Hess Corp.                                                                           4,136
        10,382 Marathon Oil Corp.                                                                     468
         1,222 Murphy Oil Corp.                                                                        96
        99,700 Occidental Petroleum Corp.                                                           7,912
         2,200 SandRidge Energy, Inc. *                                                                77
                                                                                          ---------------
                                                                                                   54,025
                                                                                          ---------------

12

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               OIL & GAS DRILLING (0.2%)
         3,600 Atwood Oceanics, Inc. *                                                      $         146
         4,800 Bronco Drilling Co., Inc. *                                                             76
         1,400 ENSCO International, Inc.                                                               95
         7,500 Grey Wolf, Inc. *                                                                       65
        26,100 Helmerich & Payne, Inc.                                                              1,491
        11,200 Hercules Offshore, Inc. *                                                              247
         2,100 Noble Corp.                                                                            106
        54,200 Patterson-UTI Energy, Inc.                                                           1,540
         9,100 Pioneer Drilling Co. *                                                                 152
         6,200 Transocean, Inc. *                                                                     789
         2,500 Union Drilling, Inc. *                                                                  36
           400 Unit Corp. *                                                                            27
                                                                                          ---------------
                                                                                                    4,770
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.7%)
         4,800 Allis-Chalmers Energy, Inc. *                                                           69
        15,000 Baker Hughes, Inc.                                                                   1,200
         7,100 BJ Services Co.                                                                        191
         1,500 Bolt Technology Corp. *                                                                 29
         2,600 Bristow Group, Inc. *                                                                  106
         2,200 Cameron International Corp. *                                                          103
         1,900 Complete Production Services, Inc. *                                                    56
           900 Dawson Geophysical Co. *                                                                57
        14,900 Dresser-Rand Group, Inc. *                                                             604
         1,000 Dril-Quip, Inc. *                                                                       55
         7,900 FMC Technologies, Inc. *                                                               423
           900 Geokinetics, Inc. *                                                                     18
        18,400 Global Industries Ltd. *                                                               178
         2,200 Gulf Island Fabrication, Inc.                                                           95
        76,500 Halliburton Co.                                                                      3,361
         4,500 IHS, Inc. "A" *                                                                        289
        31,600 ION Geophysical Corp. *                                                                509
         1,500 Key Energy Services, Inc. *                                                             25
         2,100 Lufkin Industries, Inc.                                                                195
         3,800 Matrix Service Co. *                                                                   100
         1,800 Mitcham Industries, Inc. *                                                              28
           700 NATCO Group Inc. "A" *                                                                  36
        15,600 National-Oilwell Varco, Inc. *                                                       1,150
         2,200 Natural Gas Services Group, Inc. *                                                      57
           200 Newpark Resources, Inc. *                                                                2
         9,800 Oceaneering International, Inc. *                                                      612
         1,500 Oil States International, Inc. *                                                        84
           700 OYO Geospace Corp. *                                                                    34
         2,500 PHI, Inc. *                                                                             96
         6,000 RPC, Inc.                                                                              109
        28,000 Schlumberger Ltd.                                                                    2,638
         3,935 Smith International, Inc.                                                              274
         1,500 SulphCo, Inc. *                                                                          4
         9,200 Superior Energy Services, Inc. *                                                       433
         3,100 Superior Well Services, Inc. *                                                         102
         2,300 T-3 Energy Services, Inc. *                                                            128
        18,200 Tidewater, Inc.                                                                      1,104
         2,400 Trico Marine Services, Inc. *                                                           57

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         7,400 Willbros Group, Inc. *                                                       $         306
                                                                                          ---------------
                                                                                                   14,917
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
         8,400 Abraxas Petroleum Corp. *                                                               30
         8,400 Anadarko Petroleum Corp.                                                               519
        13,580 Apache Corp.                                                                         1,553
           700 Apco Argentina, Inc.                                                                    20
         2,100 Approach Resources, Inc. *                                                              29
         1,000 Arena Resources, Inc. *                                                                 45
         8,900 Berry Petroleum Co. "A"                                                                370
         1,900 Bill Barrett Corp. *                                                                    75
        12,200 BPZ Resources, Inc. *                                                                  240
         8,100 Brigham Exploration Co. *                                                              110
         1,900 Cabot Oil & Gas Corp. "A"                                                               84
         4,600 Callon Petroleum Co. *                                                                  91
           700 Cano Petroleum, Inc. *                                                                   2
         9,600 Carrizo Oil & Gas, Inc. *                                                              477
        11,500 Cimarex Energy Co.                                                                     639
         1,000 Clayton Williams Energy, Inc. *                                                         81
         5,000 Comstock Resources, Inc. *                                                             325
         9,500 Concho Resources, Inc. *                                                               310
         2,300 Contango Oil & Gas Co. *                                                               164
           500 Continental Resources, Inc. *                                                           25
         2,600 Delta Pete Corp. *                                                                      47
         6,000 Denbury Resources, Inc. *                                                              149
        43,600 Devon Energy Corp.                                                                   4,449
         1,500 Double Eagle Petroleum Co. *                                                            24
         1,700 Encore Acquisition Co. *                                                                88
         4,000 Energy Partners Ltd. *                                                                  48
         2,100 EOG Resources, Inc.                                                                    219
         7,000 FX Energy, Inc. *                                                                       59
        12,000 Gasco Energy, Inc. *                                                                    32
         6,400 GeoGlobal Resources, Inc. *                                                             25
         3,500 GeoMet, Inc. *                                                                          24
           900 GeoResources, Inc. *                                                                    15
         2,400 GMX Resources, Inc. *                                                                  163
         3,500 Goodrich Petroleum Corp. *(a)                                                          178
         5,000 Gulfport Energy Corp. *                                                                 67
         3,800 Harvest Natural Resources, Inc. *                                                       42
         2,700 Houston American Energy Corp.                                                           23
         7,200 Mariner Energy, Inc. *                                                                 209
         9,300 McMoRan Exploration Co. *                                                              254
        14,100 Meridian Resource Corp. *                                                               38
        36,100 Noble Energy, Inc.                                                                   2,589
        12,000 Oilsands Quest, Inc. *                                                                  50
         8,100 Pacific Ethanol, Inc. *                                                                 17
         1,400 Panhandle Oil & Gas, Inc. "A"                                                           51
         8,400 Parallel Petroleum Corp. *                                                             111
         2,300 Petrohawk Energy Corp. *                                                                80
           900 Petroleum Development Corp. *                                                           55
         7,300 PetroQuest Energy, Inc. *                                                              135
         4,200 Pioneer Natural Resources Co.                                                          265
           100 PrimeEnergy Corp. *                                                                      8

14

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         5,100 Quest Resource Corp. *                                                       $          24
         7,300 Quicksilver Resources, Inc. *                                                          177
         5,900 RAM Energy Resources, Inc. *                                                            27
         6,500 Range Resources Corp.                                                                  302
         3,100 Rex Energy Corp. *                                                                      62
         2,000 Southwestern Energy Co. *                                                               77
        12,194 Stone Energy Corp. *                                                                   581
         1,300 Swift Energy Co. *                                                                      61
         2,700 Toreador Resources Corp. *                                                              23
         6,100 TXCO Resources, Inc. *                                                                  74
        11,100 VAALCO Energy, Inc. *                                                                   87
        14,300 W&T Offshore, Inc.                                                                     503
        11,300 Warren Resources, Inc. *                                                               128
         1,300 Whiting Petroleum Corp. *                                                              125
         8,800 XTO Energy, Inc.                                                                       444
                                                                                          ---------------
                                                                                                   17,398
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.0%)
         4,100 Alon USA Energy, Inc. (a)                                                               50
         6,200 Aventine Renewable Energy Holdings, Inc. *                                              40
         3,600 Clean Energy Fuels Corp. *                                                              62
         5,800 CVR Energy, Inc. *                                                                      81
         1,800 Delek US Holdings, Inc.                                                                 14
         4,500 Frontier Oil Corp.                                                                      87
         2,900 Tesoro Corp.                                                                            54
        12,025 VeraSun Energy Corp. *(a)                                                               69
         5,400 Verenium Corp. *(a)                                                                     12
         4,600 Western Refining, Inc. (a)                                                              42
                                                                                          ---------------
                                                                                                      511
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
           700 Cheniere Energy, Inc. *                                                                  3
         9,100 El Paso Corp.                                                                          152
         6,000 Energy Transfer Partners, LP                                                           267
         1,200 Enterprise Products Partners, LP                                                        35
         6,413 Golar LNG Ltd.                                                                         103
         3,100 Knightsbridge Tankers Ltd.                                                              90
         6,900 Overseas Shipholding Group, Inc.                                                       495
           500 Teekay Corp.                                                                            18
         2,500 Teekay Tankers Ltd. "A"                                                                 50
        11,300 Williams Companies, Inc.                                                               349
                                                                                          ---------------
                                                                                                    1,562
                                                                                          ---------------
               Total Energy                                                                       101,406
                                                                                          ---------------

               FINANCIALS (4.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
         3,200 Allied Capital Corp. (a)                                                                47
         4,200 American Capital Ltd. (a)                                                               91
         4,800 Ameriprise Financial, Inc.                                                             216
        24,300 Apollo Investment Corp.                                                                430
        15,500 Ares Capital Corp.                                                                     187
        39,100 Bank of New York Mellon Corp.                                                        1,353
         2,100 Blackrock Kelso Capital Corp.                                                           24

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         3,100 BlackRock, Inc. "A"                                                          $         673
         3,400 Calamos Asset Management, Inc. "A"                                                      73
           500 Capital Southwest Corp.                                                                 67
         3,300 Cohen & Steers, Inc. (a)                                                                96
           400 Diamond Hill Investment Group, Inc. *                                                   36
         1,700 Epoch Holding Corp.                                                                     20
        29,900 Federated Investors, Inc. "B"                                                        1,000
        17,520 Franklin Resources, Inc.                                                             1,831
         1,280 GAMCO Investors, Inc. "A"                                                               61
         3,300 Gladstone Capital Corp.                                                                 52
         3,500 Gladstone Investment Corp.                                                              25
           800 GLG Partners, Inc.                                                                       7
         3,700 Harris & Harris Group, Inc. *                                                           27
         5,700 Hercules Technology Growth Capital, Inc.                                                59
        14,600 Janus Capital Group, Inc.                                                              394
         2,800 Kohlberg Capital Corp.                                                                  31
        17,143 MCG Capital Corp.                                                                       60
         4,500 MVC Capital, Inc.                                                                       67
         4,000 NGP Capital Resources Co.                                                               65
        79,520 Northern Trust Corp.                                                                 6,393
         3,400 Patriot Capital Funding, Inc.                                                           25
         3,300 PennantPark Investment Corp.                                                            26
         4,235 Prospect Capital Corp.                                                                  59
         2,100 Pzena Investment Management, Inc. "A"                                                   19
        29,900 SEI Investments Co.                                                                    706
        74,280 State Street Corp.                                                                   5,027
        25,800 T. Rowe Price Group, Inc.                                                            1,532
         2,200 U.S. Global Investors, Inc. "A"                                                         31
        65,500 Waddell & Reed Financial, Inc. "A"                                                   2,109
           900 Westwood Holdings Group, Inc.                                                           43
                                                                                          ---------------
                                                                                                   22,962
                                                                                          ---------------
               CONSUMER FINANCE (0.1%)
         5,800 Advance America, Cash Advance Centers, Inc.                                             29
         6,000 Advanta Corp. "B"                                                                       46
        18,200 American Express Co.                                                                   722
           900 AmeriCredit Corp. *                                                                      9
         2,200 Cardtronics, Inc. *                                                                     17
         3,900 CompuCredit Corp. *                                                                     20
         9,900 Discover Financial Services                                                            163
         4,300 Dollar Financial Corp. *                                                                79
         7,300 EZCORP, Inc. "A" *                                                                     114
         3,600 First Cash Financial Services, Inc. *                                                   67
         9,500 First Marblehead Corp.                                                                  39
         2,600 World Acceptance Corp. *                                                               101
                                                                                          ---------------
                                                                                                    1,406
                                                                                          ---------------
               DIVERSIFIED BANKS (0.1%)
         3,100 Columbia Banking System, Inc.                                                           43
        15,500 F.N.B. Corp.                                                                           182
        14,900 U.S. Bancorp                                                                           475
         9,500 Wachovia Corp.                                                                         151
        16,600 Wells Fargo & Co.                                                                      502
                                                                                          ---------------
                                                                                                    1,353
                                                                                          ---------------

16

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               INSURANCE BROKERS (0.1%)
         7,600 Aon Corp.                                                                    $         361
        17,600 Arthur J. Gallagher & Co.                                                              466
           500 Brown & Brown, Inc.                                                                     10
           900 Life Partners Holdings, Inc.                                                            26
        50,100 Marsh & McLennan Companies, Inc. (a)                                                 1,600
         7,100 National Financial Partners Corp.                                                      143
                                                                                          ---------------
                                                                                                    2,606
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.7%)
         5,400 BGC Partners, Inc. "A" *                                                                36
         4,200 Broadpoint Securities Group, Inc. *                                                     14
       197,600 Charles Schwab Corp.                                                                 4,740
         8,800 E*TRADE Financial Corp. *(a)                                                            28
           300 Evercore Partners, Inc. "A"                                                              4
         4,900 FBR Capital Markets Corp. *                                                             24
         1,300 FCStone Group, Inc. *                                                                   27
         2,400 GFI Group, Inc.                                                                         28
        11,780 Goldman Sachs Group, Inc.                                                            1,932
         3,400 Greenhill & Co., Inc. (a)                                                              225
           700 International Assets Holding Corp. *                                                    20
         5,800 Investment Technology Group, Inc. *                                                    186
         1,800 Jefferies Group, Inc.                                                                   35
         4,600 KBW, Inc. *(a)                                                                         136
         4,100 LaBranche & Co., Inc. *                                                                 26
         8,400 Lehman Brothers Holdings, Inc.                                                         135
         5,300 MarketAxess Holdings, Inc. *                                                            53
         8,900 Morgan Stanley                                                                         363
        13,600 optionsXpress Holdings, Inc.                                                           314
         2,800 Penson Worldwide, Inc. *                                                                47
        97,100 Raymond James Financial, Inc.                                                        2,994
         3,100 Sanders Morris Harris Group, Inc.                                                       32
         4,003 Stifel Financial Corp. *                                                               164
         2,500 SWS Group, Inc.                                                                         50
       112,100 TD Ameritrade Holding Corp. *                                                        2,290
         3,300 Thomas Weisel Partners Group, Inc. *                                                    20
         5,600 TradeStation Group, Inc. *                                                              56
                                                                                          ---------------
                                                                                                   13,979
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.8%)
       122,100 AFLAC, Inc.                                                                          6,923
         9,700 American Equity Investment Life Insurance Co.                                           89
         6,400 Citizens, Inc. *                                                                        46
           900 Independence Holding Co.                                                                12
           100 Kansas City Life Insurance Co.                                                           5
         6,900 Lincoln National Corp.                                                                 350
        24,400 MetLife, Inc.                                                                        1,322
           400 National Western Life Insurance Co. "A"                                                 96
           100 Nationwide Financial Services, Inc. "A"                                                  5
         2,300 Presidential Life Corp.                                                                 41
        11,100 Principal Financial Group, Inc.                                                        508
         6,600 Prudential Financial, Inc.                                                             487
        42,400 StanCorp Financial Group, Inc.                                                       2,078
        16,700 Torchmark Corp.                                                                        998

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       105,000 Unum Group                                                                   $       2,668
                                                                                          ---------------
                                                                                                   15,628
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.2%)
        10,400 American Financial Group, Inc.                                                         297
        23,600 American International Group, Inc.                                                     507
        56,700 Assurant, Inc.                                                                       3,313
           500 Genworth Financial, Inc. "A"                                                             8
           700 Hartford Financial Services Group, Inc.                                                 44
         1,600 HCC Insurance Holdings, Inc.                                                            40
         7,000 Horace Mann Educators Corp.                                                            105
         6,500 Loews Corp.                                                                            282
           100 Unitrin, Inc.                                                                            3
                                                                                          ---------------
                                                                                                    4,599
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
         3,300 Ampal-American Israel Corp. "A" *                                                       16
         4,000 Compass Diversified Holdings                                                            51
           800 Leucadia National Corp.                                                                 37
         2,700 PICO Holdings, Inc. *                                                                  129
                                                                                          ---------------
                                                                                                      233
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       100,922 Bank of America Corp.                                                                3,143
        46,900 Citigroup, Inc.                                                                        890
         6,400 Guaranty Financial Group, Inc. *                                                        31
        18,000 JPMorgan Chase & Co.                                                                   693
         2,600 Medallion Financial Corp.                                                               27
         3,100 Net 1 U.E.P.S Technologies, Inc. *                                                      83
         4,000 RiskMetrics Group, Inc. *                                                               89
                                                                                          ---------------
                                                                                                    4,956
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.7%)
        73,750 ACE Ltd.                                                                             3,880
           800 Allied World Assurance Co. Holdings Ltd.                                                31
         1,100 Allstate Corp.                                                                          50
        29,200 Ambac Financial Group, Inc. (a)                                                        209
         1,500 American Physicians Capital, Inc.                                                       63
         1,800 American Safety Insurance Holdings Ltd. *                                               26
         3,700 Amerisafe, Inc. *                                                                       68
         2,500 AmTrust Financial Services, Inc.                                                        35
         8,900 Assured Guaranty Ltd. (a)                                                              145
         1,500 Baldwin & Lyons, Inc. "B"                                                               32
        83,760 Chubb Corp.                                                                          4,021
         2,700 CNA Financial Corp.                                                                     76
         1,300 Darwin Professional Underwriters, Inc. *                                                41
         1,900 Donegal Group, Inc. "A"                                                                 34
         1,000 EMC Insurance Group, Inc.                                                               24
         1,200 Employers Holdings, Inc.                                                                21
         3,100 First Acceptance Corp. *                                                                10
         3,700 First American Corp.                                                                    94
         2,500 First Mercury Financial Corp. *                                                         37
         1,500 FPIC Insurance Group, Inc. *                                                            77
         1,200 Hallmark Financial Services, Inc. *                                                     11
         1,600 Hanover Insurance Group, Inc.                                                           76

18

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         7,900 Hilltop Holdings, Inc. *                                                     $          82
         2,900 Infinity Property & Casualty Corp.                                                     135
         1,300 LandAmerica Financial Group, Inc. (a)                                                   22
         4,600 MBIA, Inc. (a)                                                                          75
         9,690 Meadowbrook Insurance Group, Inc.                                                       65
           100 Mercury General Corp.                                                                    5
         1,000 National Interstate Corp.                                                               19
           800 NYMAGIC, Inc.                                                                           17
           300 OneBeacon Insurance Group Ltd. "A"                                                       6
         2,500 PMA Capital Corp. "A" *                                                                 24
        11,200 Progressive Corp.                                                                      207
         9,500 Safeco Corp.                                                                           642
         2,900 Safety Insurance Group, Inc.                                                           125
         4,000 SeaBright Insurance Holdings, Inc. *                                                    49
         1,400 Selective Insurance Group, Inc.                                                         34
         3,000 Stewart Information Services Corp.                                                      56
         3,200 Tower Group, Inc.                                                                       67
        63,920 Travelers Companies, Inc.                                                            2,823
        32,400 W.R. Berkley Corp.                                                                     763
           200 Zenith National Insurance Corp.                                                          8
                                                                                          ---------------
                                                                                                   14,285
                                                                                          ---------------
               REGIONAL BANKS (0.6%)
           700 1st Source Corp.                                                                        15
         2,200 Ameris Bancorp                                                                          26
         1,000 Ames National Corp.                                                                     23
         1,500 Arrow Financial Corp.                                                                   37
         1,300 BancFirst Corp.                                                                         63
         9,400 BancorpSouth, Inc.                                                                     216
         2,700 BancTrust Financial Group, Inc.                                                         23
        60,300 Bank of Hawaii Corp.                                                                 3,189
         2,100 Bank of the Ozarks, Inc.                                                                47
         2,500 Banner Corp.                                                                            26
         9,600 BB&T Corp. (a)                                                                         288
         1,900 Boston Private Financial Holdings, Inc.                                                 17
         1,100 Bryn Mawr Bank Corp.                                                                    24
         1,500 Camden National Corp.                                                                   49
         2,100 Capital City Bank Group, Inc.                                                           51
         2,700 Capitol Bancorp Ltd.                                                                    41
         4,100 Cardinal Financial Corp.                                                                35
         3,300 Cascade Bancorp, Inc. (a)                                                               26
        20,200 Cathay General Bancorp (a)                                                             391
         1,400 CenterState Banks of Florida, Inc.                                                      20
           800 Central Pacific Financial Corp.                                                         10
         4,200 Chemical Financial Corp.                                                               121
         1,400 Citizens & Northern Corp.                                                               26
        17,100 Citizens Republic Bankcorp, Inc.                                                        63
         2,800 City Holding Co.                                                                       117
         3,200 Cobiz Financial, Inc.                                                                   34
         5,000 Colonial BancGroup, Inc. (a)                                                            32
         5,200 Community Bank System, Inc.                                                            118
         2,700 Community Trust Bancorp, Inc.                                                           91
         2,900 Cullen/Frost Bankers, Inc.                                                             161
        19,100 CVB Financial Corp.                                                                    205

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         8,500 East West Bancorp, Inc. (a)                                                  $         106
         1,800 Enterprise Financial Services Corp.                                                     34
         1,100 Farmers Capital Bank Corp.                                                              33
         4,200 Fifth Third Bancorp                                                                     66
         1,800 Financial Institutions, Inc.                                                            32
         1,900 First Advantage Corp. "A" *                                                             32
        12,000 First BanCorp                                                                          113
         2,400 First Bancorp                                                                           36
         1,400 First Bancorp, Inc.                                                                     25
           100 First Citizens BancShares, Inc. "A"                                                     15
        12,600 First Commonwealth Financial Corp.                                                     144
         1,600 First Community Bancshares, Inc.                                                        51
         3,100 First Financial Bancorp                                                                 40
         3,600 First Financial Bankshares, Inc.                                                       177
         1,800 First Financial Corp.                                                                   75
         1,800 First Horizon National Corp.                                                            20
         3,200 First Merchants Corp.                                                                   62
         1,100 First South Bancorp, Inc.                                                               19
         5,500 Frontier Financial Corp. (a)                                                            61
        15,300 Fulton Financial Corp.                                                                 163
         2,100 Greene Bankshares, Inc.                                                                 32
         9,000 Guaranty Bancorp *                                                                      51
         6,500 Hanmi Financial Corp.                                                                   33
         5,200 Harleysville National Corp.                                                             76
         2,100 Heartland Financial USA, Inc.                                                           45
         1,800 Heritage Commerce Corp.                                                                 22
         2,196 Home BancShares, Inc.                                                                   53
         2,200 IBERIABANK Corp.                                                                       119
         2,900 Independent Bank Corp.                                                                  80
         3,900 Integra Bank Corp.                                                                      25
         3,300 Lakeland Bancorp, Inc.                                                                  39
         2,100 Lakeland Financial Corp.                                                                43
         3,100 MainSource Financial Group, Inc.                                                        56
         5,200 Marshall & Ilsley Corp.                                                                 80
         4,000 Midwest Banc Holdings, Inc.                                                             22
         4,300 Nara Bancorp, Inc.                                                                      47
        19,031 National City Corp. (a)                                                                 96
         5,600 NBT Bancorp, Inc.                                                                      141
         3,200 Northfield Bancorp, Inc. *                                                              39
         7,600 Old National Bancorp (a)                                                               132
         2,300 Old Second Bancorp, Inc. (a)                                                            39
         6,400 Pacific Capital Bancorp                                                                 94
         1,700 Pacific Continental Corp.                                                               21
         1,400 Park National Corp. (a)                                                                 86
           900 Pennsylvania Commerce Bancorp, Inc. *                                                   25
         1,800 Peoples Bancorp, Inc.                                                                   37
         3,800 Pinnacle Financial Partners, Inc. *                                                     96
         3,000 PremierWest Bancorp                                                                     24
         4,200 PrivateBancorp, Inc.                                                                   129
         1,700 Provident Bankshares Corp.                                                              13
           800 Regions Financial Corp.                                                                  7
         3,500 Renasant Corp.                                                                          66
         1,600 Republic Bancorp, Inc. "A"                                                              47
         2,300 S.Y. Bancorp, Inc.                                                                      65

20

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         2,700 Sandy Spring Bancorp, Inc.                                                   $          48
           800 Santander BanCorp                                                                        9
         1,700 SCBT Financial Corp.                                                                    58
         2,300 Seacoast Banking Corp. of Florida                                                       20
         1,300 Shore Bancshares, Inc.                                                                  30
         1,400 Sierra Bancorp                                                                          22
         2,600 Simmons First National Corp. "A"                                                        74
         1,600 Smithtown Bancorp, Inc.                                                                 30
         4,800 South Financial Group, Inc.                                                             33
         2,000 Southside Bancshares, Inc.                                                              43
         2,300 Southwest Bancorp, Inc.                                                                 39
         4,700 ST Bancorp, Inc.                                                                       158
         2,300 State Bancorp, Inc.                                                                     34
         4,500 StellarOne Corp.                                                                        76
         3,000 Sterling Bancorp                                                                        47
        12,800 Sterling Bancshares, Inc.                                                              126
        24,400 Sterling Financial Corp.                                                               249
         1,700 Suffolk Bancorp                                                                         60
         2,500 Sun Bancorp, Inc. *                                                                     30
         9,500 SunTrust Banks, Inc.                                                                   398
           700 SVB Financial Group *                                                                   39
         7,000 Synovus Financial Corp.                                                                 64
         4,400 Texas Capital Bancshares, Inc. *                                                        69
         1,100 Tompkins Financial Corp.                                                                50
         3,600 TowneBank                                                                               70
         2,400 TriCo Bancshares                                                                        39
        13,300 TrustCo Bank Corp. NY                                                                  130
         2,500 UCBH Holdings, Inc.                                                                     15
        10,100 Umpqua Holdings Corp. (a)                                                              141
         2,400 Union Bankshares Corp.                                                                  55
         4,100 United Community Banks, Inc. (a)                                                        48
         1,300 United Security Bancshares, Inc.                                                        19
         2,000 Univest Corp. of Pennsylvania                                                           58
         2,900 Valley National Bancorp                                                                 58
         1,900 Washington Trust Bancorp, Inc.                                                          47
           800 Webster Financial Corp.                                                                 17
         2,600 WesBanco, Inc.                                                                          64
         3,200 West Bancorp., Inc.                                                                     39
         2,600 West Coast Bancorp                                                                      29
         5,400 Westamerica Bancorp                                                                    276
         3,600 Western Alliance Bancorp. *(a)                                                          47
         2,500 Wilmington Trust Corp.                                                                  59
         3,100 Wilshire Bancorp, Inc.                                                                  42
         2,000 Yadkin Valley Financial Corp.                                                           33
         1,400 Zions Bancorp                                                                           38
                                                                                          ---------------
                                                                                                   11,999
                                                                                          ---------------
               REINSURANCE (0.1%)
           600 Arch Capital Group Ltd. *                                                               42
         5,500 CastlePoint Holdings Ltd.                                                               62
         8,800 Maiden Holdings Ltd.                                                                    57
         9,900 Max Capital Group Ltd.                                                                 257
         9,400 Platinum Underwriters Holdings Ltd.                                                    340
         6,500 Reinsurance Group of America, Inc. (a)                                                 313

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         5,400 Transatlantic Holdings, Inc.                                                 $         325
                                                                                          ---------------
                                                                                                    1,396
                                                                                          ---------------
               SPECIALIZED FINANCE (0.0%)
         2,500 CIT Group, Inc.                                                                         26
         2,400 Encore Capital Group, Inc. *                                                            31
         4,400 Financial Federal Corp.                                                                110
         6,400 Interactive Brokers Group, Inc. "A" *                                                  175
           700 MSCI, Inc. "A" *                                                                        21
         1,133 NASDAQ OMX Group, Inc. *                                                                37
         3,800 Newstar Financial, Inc. *                                                               33
           600 NYSE Euronext                                                                           24
         9,300 PHH Corp. *                                                                            142
         2,800 Portfolio Recovery Associates, Inc. *(a)                                               119
                                                                                          ---------------
                                                                                                      718
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
         4,100 Abington Bancorp, Inc.                                                                  41
        19,700 Astoria Financial Corp.                                                                430
         3,200 BankFinancial Corp.                                                                     48
         6,300 Beneficial Mutual Bancorp, Inc. *                                                       73
         1,800 Berkshire Hills Bancorp, Inc.                                                           48
           600 Brooklyn Federal Bancorp, Inc.                                                           9
         1,300 Centerline Holding Co.                                                                   4
         2,200 City Bank (a)                                                                           27
         1,600 Clifton Savings Bancorp, Inc.                                                           18
         1,500 Danvers Bancorp, Inc.                                                                   18
         1,900 Dime Community Bancorp, Inc.                                                            31
         1,100 Doral Financial Corp. *                                                                 14
         6,100 Downey Financial Corp. (a)                                                              13
         1,200 Encore Bancshares, Inc. *                                                               20
         2,800 Essa Bancorp, Inc.                                                                      37
        10,400 Fannie Mae (b),(+)                                                                      71
         1,600 Farmer Mac "C" (b),(+)                                                                  47
         4,300 First Busey Corp. (a)                                                                   61
         2,000 First Financial Holdings, Inc.                                                          44
         4,000 First Financial Northwest, Inc.                                                         41
         2,700 First Place Financial Corp.                                                             27
         4,500 FirstFed Financial Corp. *(a)                                                           71
         4,000 Flushing Financial Corp.                                                                70
         1,100 Fox Chase Bancorp, Inc. *                                                               13
         8,500 Freddie Mac (a),(b),(+)                                                                 38
         1,000 Home Federal Bancorp, Inc.                                                              11
       102,900 Hudson City Bancorp, Inc.                                                            1,898
        93,300 IndyMac Bancorp, Inc. (a)                                                                6
           600 MassBank Corp.                                                                          24
         1,700 Meridian Interstate Bancorp, Inc. *                                                     16
         2,400 MGIC Investment Corp.                                                                   20
           500 NASB Financial, Inc.                                                                    13
        22,400 New York Community Bancorp, Inc.                                                       369
           300 NewAlliance Bancshares, Inc.                                                             4
         1,600 OceanFirst Financial Corp.                                                              29
           600 Oritani Financial Corp. *                                                               10
        21,500 PMI Group, Inc.                                                                         77

22

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         6,700 Provident New York Bancorp                                                   $          93
         4,700 Radian Group, Inc.                                                                      18
         1,400 Rockville Financial, Inc.                                                               20
         1,500 Roma Financial Corp.                                                                    23
           560 Tree.com, Inc. *                                                                         4
         7,500 United Community Financial Corp.                                                        27
         2,800 United Financial Bancorp, Inc.                                                          36
         1,900 ViewPoint Financial Group                                                               31
        20,500 Washington Mutual, Inc. (a)                                                             83
         1,400 Waterstone Financial, Inc. *                                                            14
         6,100 Westfield Financial, Inc.                                                               62
         1,100 WSFS Financial Corp.                                                                    59
                                                                                          ---------------
                                                                                                    4,261
                                                                                          ---------------
               Total Financials                                                                   100,381
                                                                                          ---------------

               HEALTH CARE (4.8%)
               ------------------
               BIOTECHNOLOGY (0.8%)
         5,600 Acadia Pharmaceuticals, Inc. *                                                          14
         5,549 Acorda Therapeutics, Inc. *                                                            156
         2,000 Alexion Pharmaceuticals, Inc. *                                                         90
        36,000 Alkermes, Inc. *                                                                       481
         8,900 Allos Therapeutics, Inc. *                                                              83
         7,000 Alnylam Pharmaceuticals, Inc. *                                                        208
         1,200 Altus Pharmaceuticals, Inc. *                                                            2
        89,800 Amgen, Inc. *                                                                        5,644
           900 Amicus Therapeutics, Inc. *                                                             13
        13,500 Arena Pharmaceuticals, Inc. *                                                           82
        11,800 ARIAD Pharmaceuticals, Inc. *                                                           37
         8,600 ArQule, Inc. *                                                                          30
         7,900 Array BioPharma, Inc. *                                                                 65
         2,300 Avant Immunotherapeutics, Inc. *                                                        32
        22,400 Biogen Idec, Inc. *                                                                  1,141
        15,100 BioMarin Pharmaceutical, Inc. "A" *                                                    455
         1,600 Celera Corp. *                                                                          22
        14,600 Cell Genesys, Inc. *                                                                    14
         6,400 Cephalon, Inc. *                                                                       490
        47,900 Cepheid *                                                                              891
         2,800 Cougar Biotechnology, Inc. *                                                            96
         3,100 Cubist Pharmaceuticals, Inc. *                                                          68
        10,500 CV Therapeutics, Inc. *                                                                121
         6,400 Cytokinetics, Inc. *                                                                    33
         3,100 Cytori Therapeutics, Inc. *                                                             20
        16,300 Dendreon Corp. *(a)                                                                     96
         9,100 Dyax Corp. *                                                                            44
         2,200 Emergent Biosolutions, Inc. *                                                           31
         5,500 Enzo Biochem, Inc. *                                                                    71
         7,834 Enzon Pharmaceuticals, Inc. *(a)                                                        71
         4,400 Genentech, Inc. *                                                                      435
         2,200 Genomic Health, Inc. *(a)                                                               49
        21,900 GenVec, Inc. *(a)                                                                       30
        13,600 Geron Corp. *                                                                           62
         8,819 Gilead Sciences, Inc. *                                                                465
         2,900 GTx, Inc. *                                                                             51

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        10,800 Halozyme Therapeutics, Inc. *                                                $          84
         2,100 Idenix Pharmaceuticals, Inc. *                                                          17
         3,600 Idera Pharmaceuticals, Inc. *                                                           53
        13,100 Immunomedics, Inc. *                                                                    28
         5,600 Incyte Corp. *                                                                          57
        10,800 Indevus Pharmaceuticals, Inc. *                                                         24
         5,700 InterMune, Inc. *(a)                                                                   108
        12,400 Isis Pharmaceuticals, Inc. *                                                           219
         6,400 Luminex Corp. *                                                                        163
         4,200 Marshall Edwards, Inc. *(a)                                                             12
         2,200 Martek Biosciences Corp. *                                                              74
        50,300 Medarex, Inc. *                                                                        371
         2,600 Molecular Insight Pharmaceuticals, Inc. *                                               22
         4,600 Momenta Pharmaceuticals, Inc. *                                                         66
        16,000 Myriad Genetics, Inc. *                                                              1,091
         3,700 Nabi Biopharmaceuticals *                                                               21
         2,600 Nanosphere, Inc. *                                                                      25
         3,500 Neurocrine Biosciences, Inc. *                                                          18
         8,700 Novavax, Inc. *                                                                         24
         2,100 NPS Pharmaceuticals, Inc. *                                                             17
         2,300 Omrix Biopharmaceuticals, Inc. *                                                        53
         2,200 Onyx Pharmaceuticals, Inc. *                                                            90
         9,300 OPKO Health, Inc. *                                                                     19
         3,200 Orexigen Therapeutics, Inc. *                                                           37
         2,100 OSI Pharmaceuticals, Inc. *                                                            106
         2,400 Osiris Therapeutics, Inc. *                                                             37
         2,800 Pharmasset, Inc. *                                                                      59
         1,200 Poniard Pharmaceuticals, Inc. *                                                          6
         2,700 Progenics Pharmaceuticals, Inc. *                                                       37
         1,900 Protalix BioTherapeutics, Inc. *                                                         5
         5,400 Regeneron Pharmaceuticals, Inc. *                                                      117
         5,600 Rexahn Pharmaceuticals, Inc. *                                                           6
         6,482 Rigel Pharmaceuticals, Inc. *                                                          153
         6,900 Sangamo Biosciences, Inc. *(a)                                                          69
        10,100 Savient Pharmaceuticals, Inc. *                                                        230
        10,200 Seattle Genetics, Inc. *                                                               114
         2,600 Synta Pharmaceuticals Corp. *                                                           23
         3,000 Targacept, Inc. *                                                                       27
         6,600 Telik, Inc. *(a)                                                                         4
         4,100 Tercica, Inc. *                                                                         37
         6,900 Theravance, Inc. *                                                                      94
         1,000 United Therapeutics Corp. *                                                            106
           900 Vanda Pharmaceuticals, Inc. *                                                            1
        38,400 XOMA Ltd. *(a)                                                                          80
         8,600 ZymoGenetics, Inc. *(a)                                                                 72
                                                                                          ---------------
                                                                                                   15,769
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.1%)
         4,100 AmerisourceBergen Corp.                                                                168
         5,700 BMP Sunstone Corp. *                                                                    32
         2,300 Chindex International, Inc. *                                                           27
         2,000 CryoLife, Inc. *                                                                        31
        39,600 McKesson Corp.                                                                       2,288
         1,900 MWI Veterinary Supply, Inc. *                                                           75

24

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         2,100 Owens & Minor, Inc.                                                          $          97
         5,000 PharMerica Corp. *                                                                     118
                                                                                          ---------------
                                                                                                    2,836
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.6%)
         3,885 Abaxis, Inc. *                                                                          77
         5,400 ABIOMED, Inc. *                                                                         97
         4,300 Alphatec Holdings, Inc. *                                                               21
           600 Analogic Corp.                                                                          41
         4,300 AngioDynamics, Inc. *                                                                   71
         5,400 ArthroCare Corp. *(a)                                                                  138
        58,000 Baxter International, Inc.                                                           3,930
         3,400 Becton, Dickinson and Co.                                                              297
        26,166 Boston Scientific Corp. *                                                              329
           400 Cantel Medical Corp. *                                                                   4
         3,200 Cardiac Science Corp. *                                                                 33
         1,800 Clinical Data, Inc. *                                                                   30
         5,900 Conceptus, Inc. *                                                                      100
         4,800 CONMED Corp. *                                                                         153
         9,900 Covidien Ltd.                                                                          535
         3,700 Cyberonics, Inc. *(a)                                                                   79
         2,200 Datascope Corp.                                                                        110
         4,200 DexCom, Inc. *                                                                          29
        18,300 Edwards Lifesciences Corp. *                                                         1,084
         8,800 ev3, Inc. *                                                                            107
         1,200 Exactech, Inc. *                                                                        31
         4,100 Greatbatch, Inc. *                                                                     100
         3,100 Hansen Medical, Inc. *                                                                  39
         1,000 Hill-Rom Holdings, Inc.                                                                 30
         3,600 Hologic, Inc. *                                                                         76
         3,200 Hospira, Inc. *                                                                        129
         3,600 I-Flow Corp. *                                                                          35
         2,900 IDEXX Laboratories, Inc. *                                                             163
         3,100 Insulet Corp. *                                                                         44
         6,500 Integra Lifesciences Holdings Corp. *                                                  315
         3,000 IRIS International, Inc. *                                                              56
         1,200 Kensey Nash Corp. *                                                                     43
         2,800 Kinetic Concepts, Inc. *                                                                98
         8,800 Masimo Corp. *                                                                         352
         9,400 Medtronic, Inc.                                                                        513
         6,800 Mentor Corp.                                                                           168
         3,000 Meridian Bioscience, Inc.                                                               85
         3,400 Micrus Endovascular Corp. *                                                             43
         5,000 Natus Medical, Inc. *                                                                  123
        16,400 Nektar Therapeutics *                                                                   65
         4,100 NxStage Medical, Inc. *                                                                 16
        12,000 Orthovita, Inc. *                                                                       37
         2,900 Palomar Medical Technologies, Inc. *                                                    42
         4,700 Quidel Corp. *                                                                          92
         2,300 ResMed, Inc. *                                                                         108
         1,800 Sirona Dental Systems, Inc. *                                                           50
         2,000 Somanetics Corp. *                                                                      50
         1,000 Sonic Innovations, Inc. *                                                                3
         2,800 SonoSite, Inc. *                                                                        95

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         5,600 Spectranetics Corp. *                                                        $          45
         4,400 Stereotaxis, Inc. *                                                                     30
         1,100 Steris Corp.                                                                            40
         8,800 Stryker Corp.                                                                          591
         2,745 SurModics, Inc. *                                                                      107
         5,800 Symmetry Medical, Inc. *                                                               100
         2,000 Synovis Life Technologies, Inc. *                                                       44
         3,700 TomoTherapy, Inc. *(a)                                                                  23
        11,100 Varian Medical Systems, Inc. *                                                         701
         3,000 Vision-Sciences, Inc. *                                                                 12
         1,000 Vital Signs, Inc.                                                                       74
         1,100 VNUS Medical Technologies, Inc. *                                                       24
         8,300 Volcano Corp. *                                                                        152
           200 Zimmer Holdings, Inc. *                                                                 15
         3,900 ZOLL Medical Corp. *                                                                   136
                                                                                          ---------------
                                                                                                   12,360
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
         5,200 AmSurg Corp. "A" *                                                                     141
        10,500 Assisted Living Concepts, Inc. "A" *                                                    74
         3,600 Capital Senior Living Corp. *                                                           28
         1,900 Community Health Systems, Inc. *                                                        66
         1,400 Ensign Group, Inc.                                                                      23
           700 Five Star Quality Care, Inc. *                                                           3
         4,200 Hanger Orthopedic Group, Inc. *                                                         71
        13,700 HealthSouth Corp. *                                                                    246
         2,200 Kindred Healthcare, Inc. *                                                              68
         2,400 LifePoint Hospitals, Inc. *                                                             81
         2,555 MedCath Corp. *                                                                         54
         1,500 National Healthcare Corp.                                                               75
         2,600 Odyssey Healthcare, Inc. *                                                              25
         1,400 RehabCare Group, Inc. *                                                                 26
         2,800 Skilled Healthcare Group, Inc. "A" *                                                    45
        15,300 Stewart Enterprises, Inc. "A"                                                          143
         7,600 Sun Healthcare Group, Inc. *                                                           131
         2,400 Sunrise Senior Living, Inc. *                                                           49
         1,900 U.S. Physical Therapy, Inc. *                                                           38
                                                                                          ---------------
                                                                                                    1,387
                                                                                          ---------------
               HEALTH CARE SERVICES (0.1%)
         1,938 Air Methods Corp. *                                                                     56
         1,100 Almost Family, Inc. *                                                                   50
         1,200 Amedisys, Inc. *                                                                        64
         6,200 AMN Healthcare Services, Inc. *                                                        118
         1,800 Apria Healthcare Group, Inc. *                                                          36
         3,300 athenahealth, Inc. *                                                                   106
         1,800 Bio-Reference Laboratories, Inc. *                                                      51
           800 Cardionet, Inc. *                                                                       24
         2,000 Chemed Corp.                                                                            87
         1,500 CorVel Corp. *                                                                          44
         3,900 Cross Country Healthcare, Inc. *                                                        61
         1,600 Emergency Medical Services Corp. "A" *                                                  53
         1,400 Express Scripts, Inc. *                                                                103
         1,300 Genoptix, Inc. *                                                                        45

26

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         4,400 Gentiva Health Services, Inc. *                                              $         122
         3,918 HMS Holdings Corp. *                                                                    97
         3,400 Hythiam, Inc. *                                                                          7
         1,000 IPC The Hospitalist Co., Inc. *                                                         26
         1,600 Landauer, Inc.                                                                         104
         2,700 LHC Group, Inc. *                                                                       79
         6,121 Medco Health Solutions, Inc. *                                                         287
           300 National Research Corp.                                                                 10
         4,000 Nighthawk Radiology Holdings, Inc. *                                                    34
           800 Pediatrix Medical Group, Inc. *                                                         46
         3,200 Providence Service Corp. *                                                              41
         5,600 Quest Diagnostics, Inc.                                                                303
         4,100 ResCare, Inc. *                                                                         79
         1,000 Virtual Radiologic Corp. *                                                              13
                                                                                          ---------------
                                                                                                    2,146
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
           200 Atrion Corp.                                                                            23
         1,500 Cynosure, Inc. "A" *                                                                    37
         1,600 Haemonetics Corp. *                                                                    100
           500 ICU Medical, Inc. *                                                                     15
         2,700 Immucor Corp. *                                                                         87
         4,900 Invacare Corp.                                                                         125
         2,200 Inverness Medical Innovations, Inc. *                                                   78
         2,300 Medical Action Industries, Inc. *                                                       30
         4,700 Merit Medical Systems, Inc. *                                                           91
         2,600 Neogen Corp. *                                                                          68
         8,200 OraSure Technologies, Inc. *                                                            41
         8,800 RTI Biologics, Inc. *                                                                   83
         2,200 Trans1, Inc. *                                                                          18
                                                                                          ---------------
                                                                                                      796
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
           200 Cerner Corp. *                                                                           9
         1,500 Computer Programs and Systems, Inc.                                                     41
        25,100 Eclipsys Corp. *                                                                       560
        33,800 HLTH Corp. *                                                                           421
         3,800 IMS Health, Inc.                                                                        84
         4,000 MedAssets, Inc. *                                                                       71
         5,700 Omnicell, Inc. *                                                                        88
         2,800 Vital Images, Inc. *                                                                    44
                                                                                          ---------------
                                                                                                    1,318
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.6%)
         6,200 Accuray, Inc. *                                                                         51
         1,900 Albany Molecular Research, Inc. *                                                       33
         1,200 AMAG Pharmaceuticals, Inc. *                                                            47
         4,300 Applied Biosystems, Inc.                                                               157
        10,500 Arrowhead Research Corp. *                                                              18
           900 Bio-Rad Laboratories, Inc. "A" *                                                        97
         4,100 Covance, Inc. *                                                                        387
         2,300 Dionex Corp. *                                                                         150
         7,900 eResearch Technology, Inc. *                                                           107
        54,300 Exelixis, Inc. *                                                                       309
        13,700 Illumina, Inc. *                                                                     1,180

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       124,700 Invitrogen Corp. *                                                           $       5,295
         2,200 Kendle International, Inc. *                                                           109
         4,000 Medivation, Inc. *(a)                                                                   99
         6,800 Parexel International Corp. *                                                          216
        44,100 PerkinElmer, Inc.                                                                    1,253
         2,800 Pharmaceutical Product Development, Inc.                                               114
         3,256 PharmaNet Development Group, Inc. *                                                     85
         8,100 Sequenom, Inc. *                                                                       184
         7,800 Thermo Fisher Scientific, Inc. *                                                       472
         2,500 Varian, Inc. *                                                                         124
        25,200 Waters Corp. *                                                                       1,720
                                                                                          ---------------
                                                                                                   12,207
                                                                                          ---------------
               MANAGED HEALTH CARE (0.2%)
         9,200 Aetna, Inc.                                                                            397
         2,900 AMERIGROUP Corp. *                                                                      75
        10,900 CIGNA Corp.                                                                            456
         2,800 Coventry Health Care, Inc. *                                                            98
        72,900 Humana, Inc. *                                                                       3,383
         1,700 Molina Healthcare, Inc. *                                                               53
         2,400 Triple-S Management Corp. "B" *                                                         42
         5,300 UnitedHealth Group, Inc.                                                               161
         5,000 Universal American Financial Corp. *                                                    66
         3,600 WellCare Health Plans, Inc. *                                                          150
           600 WellPoint, Inc. *                                                                       32
                                                                                          ---------------
                                                                                                    4,913
                                                                                          ---------------
               PHARMACEUTICALS (2.2%)
        82,100 Abbott Laboratories                                                                  4,715
         1,400 Acura Pharmaceuticals, Inc. *                                                           11
         2,100 Adolor Corp. *                                                                           7
        10,100 Akorn, Inc. *                                                                           49
         3,900 Alexza Pharmaceuticals, Inc. *                                                          21
        10,800 Allergan, Inc.                                                                         603
           100 APP Pharmaceuticals, Inc. *                                                              2
         8,600 Barr Pharmaceuticals, Inc. *                                                           581
         1,700 Biodel, Inc. *                                                                          30
         3,600 BioForm Medical, Inc. *                                                                 14
         2,735 Biomimetic Therapeutics, Inc. *                                                         32
        74,625 Bristol-Myers Squibb Co.                                                             1,593
         3,400 Cadence Pharmaceuticals, Inc. *                                                         34
         1,900 Caraco Pharmaceutical Laboratories, Ltd. *                                              31
         6,600 Cypress Bioscience, Inc. *                                                              45
         8,000 DepoMed, Inc. *                                                                         35
        33,000 Discovery Laboratories, Inc. *                                                          66
        14,100 Durect Corp. *                                                                          75
       102,568 Eli Lilly and Co.                                                                    4,785
        87,300 Endo Pharmaceuticals Holdings, Inc. *                                                1,983
        18,000 Forest Laboratories, Inc. *                                                            642
         6,800 Inspire Phamaceutical, Inc. *                                                           31
         1,300 Jazz Pharmaceuticals, Inc. *                                                             9
       116,400 Johnson & Johnson                                                                    8,198
           100 K-V Pharmaceutical Co. "A" *                                                             2
         2,500 King Pharmaceuticals, Inc. *                                                            29

28

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         1,500 MAP Pharmaceuticals, Inc. *                                                  $          15
        11,600 Medicines Co. *                                                                        283
        55,500 Medicis Pharmaceutical Corp. "A"                                                     1,149
        20,718 Merck & Co., Inc.                                                                      739
         6,800 MiddleBrook Pharmaceuticals, Inc. *                                                     14
         4,400 Mylan Laboratories, Inc. *                                                              57
         2,100 Noven Pharmaceuticals, Inc. *                                                           26
         4,400 Optimer Pharmaceuticals, Inc. *                                                         35
         6,100 Pain Therapeutics, Inc. *                                                               57
         5,987 Par Pharmaceutical Companies, Inc. *                                                    85
        22,300 Perrigo Co.                                                                            780
       448,500 Pfizer, Inc.                                                                         8,571
         4,400 Pozen, Inc. *                                                                           51
         9,700 Questcor Pharmaceuticals, Inc. *                                                        53
         8,600 Salix Pharmaceuticals Ltd. *                                                            59
         4,800 Santarus, Inc. *                                                                        11
       331,900 Schering-Plough Corp.                                                                6,439
         6,303 Sciele Pharma, Inc.                                                                    121
        35,500 Sepracor, Inc. *                                                                       653
         1,700 Sucampo Pharmaceuticals, Inc. "A" *                                                     16
         7,200 SuperGen, Inc. *                                                                        12
        20,500 Valeant Pharmaceuticals International *(a)                                             375
         6,200 Viropharma, Inc. *                                                                      91
        10,400 VIVUS, Inc. *                                                                           88
        30,300 Watson Pharmaceuticals, Inc. *                                                         918
         1,800 Xenoport, Inc. *                                                                        88
                                                                                          ---------------
                                                                                                   44,409
                                                                                          ---------------
               Total Health Care                                                                   98,141
                                                                                          ---------------

               INDUSTRIALS (4.4%)
               ------------------
               AEROSPACE & DEFENSE (0.7%)
         1,700 AeroVironment, Inc. *                                                                   57
         3,600 Alliant Techsystems, Inc. *                                                            379
         1,400 American Science and Engineering, Inc.                                                  94
         1,000 Applied Energetics, Inc. *                                                               1
         2,000 Applied Signal Technology, Inc.                                                         33
         2,500 Argon ST, Inc. *                                                                        62
         1,400 Ascent Solar Technologies, Inc. *                                                       13
         7,200 BE Aerospace, Inc. *                                                                   172
        23,500 Boeing Co.                                                                           1,541
           700 Ceradyne, Inc. *                                                                        32
         1,900 Cubic Corp.                                                                             53
         4,600 Curtiss-Wright Corp.                                                                   248
         1,800 Ducommun, Inc.                                                                          48
         4,200 DynCorp International, Inc. "A" *                                                       66
        10,000 GenCorp, Inc. *                                                                         78
         6,300 General Dynamics Corp.                                                                 581
        28,200 Goodrich Corp.                                                                       1,445
         4,067 HEICO Corp.                                                                            145
         2,300 Herley Industries, Inc. *                                                               44
         6,100 Hexcel Corp. *                                                                         127
        41,100 Honeywell International, Inc.                                                        2,062
         4,100 Kaman Corp.                                                                            124

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
           700 L-3 Communications Holdings, Inc.                                            $          73
         2,300 Ladish Co., Inc. *                                                                      61
         1,400 LMI Aerospace, Inc. *                                                                   33
         1,000 Lockheed Martin Corp.                                                                  116
         8,400 Northrop Grumman Corp.                                                                 578
         2,800 Orbital Sciences Corp. *                                                                74
        15,000 Raytheon Co.                                                                           900
         2,400 Rockwell Collins, Inc.                                                                 126
         1,700 Stanley, Inc. *                                                                         58
        11,000 TASER International, Inc. *                                                             72
         1,100 Teledyne Technologies, Inc. *                                                           69
         4,000 TransDigm Group, Inc. *                                                                150
        79,300 United Technologies Corp.                                                            5,201
                                                                                          ---------------
                                                                                                   14,916
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
         2,000 Atlas Air Worldwide Holdings, Inc. *                                                   116
         1,500 Dynamex, Inc. *                                                                         44
        24,300 Pacer International, Inc.                                                              512
         1,300 Park-Ohio Holdings Corp. *                                                              26
         6,100 United Parcel Service, Inc. "B"                                                        391
                                                                                          ---------------
                                                                                                    1,089
                                                                                          ---------------
               AIRLINES (0.1%)
         1,700 AMR Corp. *                                                                             18
         9,600 Continental Airlines, Inc. "B" *                                                       156
           300 Copa Holdings S.A. "A"                                                                  12
        16,500 Delta Air Lines, Inc. *                                                                134
        30,300 JetBlue Airways Corp. *                                                                184
         5,200 Northwest Airlines Corp. *                                                              51
        50,500 Southwest Airlines Co.                                                                 769
         7,500 UAL Corp.                                                                               83
           600 US Airways Group, Inc. *                                                                 5
                                                                                          ---------------
                                                                                                    1,412
                                                                                          ---------------
               BUILDING PRODUCTS (0.0%)
         2,200 AAON, Inc.                                                                              47
         1,700 American Woodmark Corp.                                                                 40
         5,700 Apogee Enterprises, Inc.                                                               114
         3,100 Builders FirstSource, Inc. *                                                            16
         1,200 Griffon Corp. *                                                                         15
         3,300 Insteel Industries, Inc.                                                                56
         7,100 Quanex Building Products Corp.                                                         117
         6,100 Simpson Manufacturing Co., Inc.                                                        170
         1,600 USG Corp. *                                                                             44
                                                                                          ---------------
                                                                                                      619
                                                                                          ---------------
               COMMERCIAL PRINTING (0.0%)
         2,100 Bowne & Co., Inc.                                                                       26
           900 Consolidated Graphics, Inc. *                                                           35
         5,200 Deluxe Corp.                                                                            86
         4,800 Ennis, Inc.                                                                             79
         4,400 InnerWorkings, Inc. *                                                                   52

30

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         1,800 Multi-Color Corp.                                                            $          42
                                                                                          ---------------
                                                                                                      320
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.3%)
         4,800 AECOM Technology Corp. *                                                               153
         2,100 Baker Michael Corp. *                                                                   73
        29,800 Fluor Corp.                                                                          2,388
         2,700 Foster Wheeler Ltd. *                                                                  134
         2,800 Furmanite Corp. *                                                                       33
         1,500 Granite Construction, Inc.                                                              55
         6,800 Great Lakes Dredge & Dock Corp.                                                         51
         5,200 Insituform Technologies, Inc. "A" *                                                     95
         1,400 Integrated Electrical Services, Inc. *                                                  30
         2,400 Jacobs Engineering Group, Inc. *                                                       177
        91,400 KBR, Inc.                                                                            2,244
         7,200 MasTec, Inc. *                                                                         102
         1,700 Northwest Pipe Co. *                                                                    98
         4,000 Orion Marine Group, Inc. *                                                              52
         1,800 Perini Corp. *                                                                          48
         2,900 Pike Electric Corp. *                                                                   55
         3,000 Quanta Services, Inc. *                                                                 96
           700 Shaw Group, Inc. *                                                                      35
         2,100 Sterling Construction Co., Inc. *                                                       39
         1,192 URS Corp. *                                                                             57
                                                                                          ---------------
                                                                                                    6,015
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
         5,700 Accuride Corp. *                                                                         8
        49,700 AGCO Corp. *                                                                         3,063
         6,300 Blount International, Inc. *                                                            79
         7,500 Bucyrus International, Inc. "A"                                                        524
         7,000 Caterpillar, Inc.                                                                      495
         3,500 Commercial Vehicle Group, Inc. *                                                        36
        59,968 Cummins, Inc.                                                                        3,908
         1,800 Deere & Co.                                                                            127
         8,300 Federal Signal Corp.                                                                   133
        11,800 Force Protection, Inc. *                                                                47
         1,300 Greenbrier Companies, Inc.                                                              26
         8,700 Joy Global, Inc.                                                                       618
         2,400 Lindsay Corp.                                                                          197
        28,858 Manitowoc Co., Inc.                                                                    727
         1,500 Titan Machinery, Inc. *                                                                 39
         3,400 Trinity Industries, Inc.                                                               122
         1,500 Twin Disc, Inc.                                                                         28
         1,400 Wabash National Corp.                                                                   12
                                                                                          ---------------
                                                                                                   10,189
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
         3,600 Viad Corp.                                                                             113
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
         8,200 Acuity Brands, Inc.                                                                    357
         8,300 Advanced Battery Technology, Inc. *                                                     32
         3,500 Akeena Solar, Inc. *                                                                    15
         8,200 American Superconductor Corp. *                                                        202

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         1,700 Belden, Inc.                                                                 $          63
         4,800 China BAK Battery, Inc. *                                                               20
         1,400 Coleman Cable, Inc. *                                                                   16
         4,900 Emerson Electric Co.                                                                   229
         3,000 Encore Wire Corp.                                                                       57
         8,700 Energy Conversion Devices, Inc. *                                                      654
         3,100 EnerSys *                                                                               87
        19,000 Evergreen Solar, Inc. *                                                                179
            72 First Solar, Inc. *                                                                     20
        11,700 FuelCell Energy, Inc. *                                                                 81
         4,100 Fushi Copperweld, Inc. *                                                                46
        95,900 GrafTech International Ltd. *                                                        1,949
         1,200 Harbin Electric, Inc. *                                                                 19
         5,400 Medis Technologies Ltd. *                                                               17
        11,300 Microvision, Inc. *                                                                     29
         1,900 Orion Energy Systems, Inc. *                                                            11
         2,700 Polypore International, Inc. *                                                          74
         1,300 Powell Industries, Inc. *                                                               57
           400 Preformed Line Products Co.                                                             22
           500 Regal-Beloit Corp.                                                                      24
         2,100 Rockwell Automation, Inc.                                                               99
           500 SunPower Corp. "A" *                                                                    49
         3,000 Tecumseh Products Co. "A" *                                                             79
         6,715 Thomas & Betts Corp. *                                                                 309
         2,400 Ultralife Corp. *                                                                       28
         3,000 Woodward Governor Co.                                                                  139
                                                                                          ---------------
                                                                                                    4,963
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
         1,100 Clean Harbors, Inc. *                                                                   89
         7,400 Energy Solutions, Inc.                                                                 137
         3,900 Fuel Tech, Inc. *                                                                       72
           500 Layne Christensen Co. *                                                                 27
        15,000 Republic Services, Inc.                                                                493
           700 Rollins, Inc.                                                                           12
         1,500 Standard Packaging Corp. *                                                              33
         2,869 Team, Inc. *                                                                           109
         3,100 Tetra Tech, Inc. *                                                                      89
        18,200 Waste Connections, Inc. *                                                              661
        24,400 Waste Management, Inc.                                                                 858
                                                                                          ---------------
                                                                                                    2,580
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.0%)
         1,200 AZZ, Inc. *                                                                             52
        27,300 Capstone Turbine Corp. *(a)                                                             75
         6,700 Comverge, Inc. *                                                                        44
         2,600 PowerSecure International, Inc. *                                                       21
                                                                                          ---------------
                                                                                                      192
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
           800 Administaff, Inc.                                                                       22
         1,000 CDI Corp.                                                                               25
         2,300 COMSYS IT Partners, Inc. *                                                              27
         1,800 Heidrick & Struggles International, Inc.                                                55
         4,300 Hudson Highland Group, Inc. *                                                           40

32

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         2,100 Kforce, Inc. *                                                               $          22
         1,300 Korn/Ferry International *                                                              23
         3,120 Manpower, Inc.                                                                         150
         5,800 On Assignment, Inc. *                                                                   55
         6,500 Robert Half International, Inc.                                                        166
         9,560 Spherion Corp. *                                                                        50
         7,800 TrueBlue, Inc. *                                                                       129
                                                                                          ---------------
                                                                                                      764
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.6%)
         8,218 3M Co.                                                                                 588
       173,500 General Electric Co.                                                                 4,875
         4,300 McDermott International, Inc. *                                                        149
         3,000 Raven Industries, Inc.                                                                 136
           500 Standex International Corp.                                                             13
         2,200 Textron, Inc.                                                                           90
         2,000 Tredegar Corp.                                                                          40
        95,300 Tyco International Ltd.                                                              4,087
        26,700 Walter Industries, Inc.                                                              2,504
                                                                                          ---------------
                                                                                                   12,482
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.6%)
         3,400 3D Systems Corp. *                                                                      42
         1,800 Actuant Corp. "A"                                                                       57
         4,900 Altra Holdings, Inc. *                                                                  88
           600 Ampco-Pittsburgh Corp.                                                                  26
         1,600 Axsys Technologies, Inc. *                                                             109
         2,681 Badger Meter, Inc.                                                                     123
         4,500 Barnes Group, Inc.                                                                     109
         6,500 Briggs & Stratton Corp.                                                                 97
         1,200 Chart Industries, Inc. *                                                                55
         2,200 China Fire & Security Group, Inc. *                                                     24
         3,200 CIRCOR International, Inc.                                                             193
         4,700 CLARCOR, Inc.                                                                          188
         4,100 Colfax Corp. *                                                                         101
         1,400 Columbus McKinnon Corp. *                                                               38
         3,000 Crane Co.                                                                              110
           300 Donaldson Co., Inc.                                                                     13
         2,500 Dover Corp.                                                                            123
         2,000 Dynamic Materials Corp.                                                                 62
         3,600 EnPro Industries, Inc. *                                                               152
         2,900 Flanders Corp. *                                                                        20
         6,700 Flow International Corp. *                                                              45
        15,200 Flowserve Corp.                                                                      2,008
        17,500 Gardner Denver, Inc. *                                                                 790
         2,500 Gorman-Rupp Co.                                                                        101
         9,000 Harsco Corp.                                                                           474
         1,100 Hurco Companies, Inc. *                                                                 36
        13,900 Illinois Tool Works, Inc.                                                              690
         1,564 Ingersoll-Rand Co. Ltd. "A"                                                             58
         1,922 John Bean Technologies Corp. *                                                          25
           400 K-Tron International, Inc. *                                                            59
         2,600 Kadant, Inc. *                                                                          61
        10,200 Kaydon Corp.                                                                           568

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        10,800 Kennametal, Inc.                                                             $         380
         1,100 Key Technology, Inc. *                                                                  31
         1,900 L.B. Foster Co. "A" *                                                                   73
           800 Lincoln Electric Holdings, Inc.                                                         65
           100 Met-Pro Corp.                                                                            1
         2,900 Middleby Corp. *(a)                                                                    155
         1,400 Mueller Industries, Inc.                                                                39
        18,600 Mueller Water Products, Inc. "A" (a)                                                   202
         2,600 NN, Inc.                                                                                43
         3,900 Nordson Corp.                                                                          209
           600 Omega Flex, Inc.                                                                        13
         1,550 Parker-Hannifin Corp.                                                                   99
         4,000 PMFG, Inc. *                                                                           107
         3,800 RBC Bearings, Inc. *                                                                   152
           800 Robbins & Myers, Inc.                                                                   36
         2,081 Sun Hydraulics Corp.                                                                    69
         2,100 Thermadyne Holdings Corp. *                                                             47
        82,700 Timken Co.                                                                           2,673
         2,800 TriMas Corp. *                                                                          22
         3,600 Turbochef Technologies, Inc. *                                                          22
           700 Valmont Industries, Inc.                                                                75
        12,300 Watts Water Technologies, Inc. "A"                                                     350
                                                                                          ---------------
                                                                                                   11,508
                                                                                          ---------------
               MARINE (0.0%)
         9,500 American Commercial Lines, Inc. *(a)                                                   117
         3,501 Genco Shipping & Trading Ltd.                                                          220
         5,700 Horizon Lines, Inc. "A"                                                                 74
         5,400 Kirby Corp. *                                                                          247
         1,900 TBS International Ltd. "A" *                                                            55
         4,100 Ultrapetrol Bahamas Ltd. *                                                              44
                                                                                          ---------------
                                                                                                      757
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.0%)
         1,500 CAI International, Inc. *                                                               22
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
         2,900 Herman Miller, Inc.                                                                     82
         7,500 HNI Corp. (a)                                                                          174
         1,600 ICT Group, Inc. *                                                                       13
        13,200 IKON Office Solutions, Inc.                                                            228
           600 Mine Safety Appliances Co.                                                              22
         3,500 PeopleSupport, Inc. *                                                                   42
         9,500 Pitney Bowes, Inc.                                                                     324
        75,800 Steelcase, Inc. "A"                                                                    841
           900 United Stationers, Inc. *                                                               45
                                                                                          ---------------
                                                                                                    1,771
                                                                                          ---------------
               RAILROADS (0.6%)
         2,300 Burlington Northern Santa Fe Corp.                                                     247
        23,400 CSX Corp.                                                                            1,514
        65,200 Norfolk Southern Corp.                                                               4,794
        61,400 Union Pacific Corp.                                                                  5,151
                                                                                          ---------------
                                                                                                   11,706
                                                                                          ---------------

34

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               RESEARCH & CONSULTING SERVICES (0.1%)
         3,500 CBIZ, Inc. *                                                                 $          30
         1,300 China Direct, Inc. *                                                                     9
           600 Corporate Executive Board Co.                                                           22
         3,408 CoStar Group, Inc. *                                                                   180
         2,000 CRA International, Inc. *                                                               80
         1,200 Diamond Management & Technology Consultants, Inc.                                        7
         1,800 Duff & Phelps Corp. "A" *                                                               37
         2,600 Exponent, Inc. *                                                                        80
        16,000 FTI Consulting, Inc. *                                                               1,174
         4,500 Hill International, Inc. *                                                              87
           800 Huron Consulting Group, Inc. *                                                          52
         1,200 ICF International, Inc. *                                                               22
         4,700 LECG Corp. *                                                                            38
         8,200 Navigant Consulting, Inc. *                                                            142
        10,100 Odyssey Marine Exploration, Inc. *                                                      50
         1,100 Schawk, Inc.                                                                            17
           700 VSE Corp.                                                                               26
           800 Watson Wyatt Worldwide, Inc. "A"                                                        47
                                                                                          ---------------
                                                                                                    2,100
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.0%)
         1,100 Brink's Co.                                                                             77
         1,800 Cornell Companies, Inc. *                                                               49
         2,600 GEO Group, Inc. *                                                                       58
         3,200 GeoEye, Inc. *                                                                          79
         1,200 Protection One, Inc. *                                                                   8
                                                                                          ---------------
                                                                                                      271
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
         4,000 Aceto Corp.                                                                             34
         1,100 Applied Industrial Technologies, Inc.                                                   32
         7,900 Beacon Roofing Supply, Inc. *                                                          129
           600 DXP Enterprises, Inc. *                                                                 35
         3,800 Electro Rent Corp.                                                                      52
        21,900 GATX Corp.                                                                             960
         3,032 H&E Equipment Services, Inc. *                                                          43
         2,700 Houston Wire & Cable Co.                                                                46
         6,200 Interline Brands, Inc. *                                                                99
         4,200 MSC Industrial Direct Co., Inc. "A"                                                    214
         6,300 Rush Enterprises, Inc. "A" *                                                            83
         2,700 TAL International Group, Inc.                                                           66
         1,800 Textainer Group Holding Ltd.                                                            32
         1,700 United Rentals, Inc. *                                                                  28
         4,600 Watsco, Inc.                                                                           235
                                                                                          ---------------
                                                                                                    2,088
                                                                                          ---------------
               TRUCKING (0.2%)
        16,161 Avis Budget Group, Inc. *                                                              123
         3,700 Celadon Group, Inc. *                                                                   48
         5,200 Dollar Thrifty Automotive Group, Inc. *                                                 24
        22,334 Hertz Global Holdings, Inc. *                                                          212
        12,900 JB Hunt Transport Services, Inc.                                                       470
        10,800 Knight Transportation, Inc.                                                            193

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         2,600 Marten Transport Ltd. *                                                      $          52
           300 Patriot Transportation Holding, Inc. *                                                  24
        16,500 Ryder System, Inc.                                                                   1,065
         2,300 Saia, Inc. *                                                                            44
         1,100 Universal Truckload Services, Inc. *                                                    27
        43,600 Werner Enterprises, Inc. (a)                                                           995
        10,400 YRC Worldwide, Inc. *(a)                                                               188
                                                                                          ---------------
                                                                                                    3,465
                                                                                          ---------------
               Total Industrials                                                                   89,342
                                                                                          ---------------

               INFORMATION TECHNOLOGY (6.7%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
        10,700 Actuate Corp. *                                                                         46
        26,821 ANSYS, Inc. *                                                                        1,190
         7,000 Autodesk, Inc. *                                                                       249
         3,200 Blackbaud, Inc.                                                                         65
         3,800 Bottomline Technologies, Inc. *                                                         44
         5,200 Callidus Software, Inc. *                                                               25
         2,700 Citrix Systems, Inc. *                                                                  82
         5,200 Compuware Corp. *                                                                       59
         6,200 Concur Technologies, Inc. *                                                            272
         2,300 Deltek, Inc. *                                                                          18
           628 DMRC Corp., acquired 8/01/2008; cost $7*(c),(d)                                          7
           300 Ebix, Inc. *                                                                            33
        10,300 Epicor Software Corp. *                                                                 88
         7,200 Epiq Systems, Inc. *                                                                    81
           600 FactSet Research Systems, Inc.                                                          38
         1,100 Gerber Scientific, Inc. *                                                               10
         1,800 Guidance Software, Inc. *                                                               11
         3,000 Henry Jack & Associates, Inc.                                                           60
         3,400 Informatica Corp. *                                                                     57
         2,400 Interactive Intelligence, Inc. *                                                        24
         6,200 Intervoice, Inc. *                                                                      51
         2,681 JDA Software Group, Inc. *                                                              49
         4,000 Kenexa Corp. *                                                                          93
         9,900 Magma Design Automation, Inc. *                                                         50
         2,900 Manhattan Associates, Inc. *                                                            71
         1,000 MicroStrategy, Inc. "A" *                                                               64
         2,600 Monotype Imaging Holdings, Inc. *                                                       33
         4,800 MSC Software Corp. *                                                                    62
         5,100 NetScout Systems, Inc. *                                                                76
         3,600 Nuance Communications, Inc. *                                                           57
         8,600 OpenTV Corp. "A" *                                                                      16
         2,100 Opnet Technologies, Inc. *                                                              28
         9,400 Parametric Technology Corp. *                                                          189
         2,000 PROS Holdings, Inc. *                                                                   19
         2,300 QAD, Inc.                                                                               15
         2,900 salesforce.com, Inc. *                                                                 162
         9,100 Secure Computing Corp. *                                                                39
         5,800 Smith Micro Software, Inc. *                                                            44
         6,600 Solera Holdings, Inc. *                                                                203
         4,100 Sonic Solutions, Inc. *                                                                 19
         3,336 SPSS, Inc. *                                                                           105

36

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         3,800 SuccessFactors, Inc. *                                                       $          42
         1,100 Synchronoss Technologies, Inc. *                                                        14
         3,902 Taleo Corp. "A" *                                                                       94
         6,900 Tyler Technologies, Inc. *                                                             112
         3,966 Ultimate Software Group, Inc. *                                                        111
         2,200 Unica Corp. *                                                                           20
                                                                                          ---------------
                                                                                                    4,297
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.7%)
        13,500 3Com Corp. *                                                                            29
         1,800 Acme Packet, Inc. *                                                                     11
        22,700 Adaptec, Inc. *                                                                         86
         4,400 Airvana, Inc. *                                                                         22
        90,454 Arris Group, Inc. *                                                                    856
         5,100 Aruba Networks, Inc. *                                                                  32
         2,100 Bel Fuse, Inc. "B"                                                                      58
         2,300 Black Box Corp.                                                                         82
         2,600 Blue Coat Systems, Inc. *                                                               48
        11,600 Bookham, Inc. *                                                                         20
           200 Ciena Corp. *                                                                            3
       232,800 Cisco Systems, Inc. *                                                                5,599
           600 Clearwire Corp. "A" *                                                                    6
         4,300 Cogo Group, Inc. *                                                                      24
         1,200 CommScope, Inc. *                                                                       59
        26,200 Corning, Inc.                                                                          538
         2,500 Dycom Industries, Inc. *                                                                40
         5,700 Echelon Corp. *(a)                                                                      74
         2,500 EMS Technologies, Inc. *                                                                59
         9,400 Extreme Networks, Inc. *                                                                33
        69,900 Foundry Networks, Inc. *                                                             1,285
         3,400 Globecomm Systems, Inc. *                                                               35
         4,200 Harris Stratex Networks, Inc. "A" *                                                     39
        14,400 Infinera Corp. *(a)                                                                    159
         8,800 Ixia *                                                                                  76
        11,500 JDS Uniphase Corp. *                                                                   117
         3,800 Juniper Networks, Inc. *                                                                98
         1,900 Loral Space & Communications, Inc. *                                                    35
         3,900 Motorola, Inc.                                                                          37
         1,200 Netgear, Inc. *                                                                         20
         4,100 Network Equipment Technologies, Inc. *                                                  13
         3,500 Neutral Tandem, Inc. *                                                                  72
        16,000 Nextwave Wireless, Inc. *                                                               15
         1,026 Nortel Networks Corp. *                                                                  6
         2,900 Opnext, Inc. *                                                                          18
         2,200 Optium Corp. *                                                                          20
         5,300 ORBCOMM, Inc. *                                                                         30
         3,900 Parkervision, Inc. *                                                                    42
         1,900 Plantronics, Inc.                                                                       49
         2,700 Polycom, Inc. *                                                                         76
        24,300 Powerwave Technologies, Inc. *                                                         123
        82,000 QUALCOMM, Inc.                                                                       4,317
         7,600 ShoreTel, Inc. *                                                                        45
        43,100 Sonus Networks, Inc. *                                                                 146
        37,300 Sycamore Networks, Inc. *                                                              131

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         7,900 Symmetricom, Inc. *                                                          $          39
        10,100 Tekelec *                                                                              166
         6,900 Tellabs, Inc. *                                                                         36
        15,200 UTStarcom, Inc. *(a)                                                                    50
         1,800 Viasat, Inc. *                                                                          47
                                                                                          ---------------
                                                                                                   15,021
                                                                                          ---------------
               COMPUTER HARDWARE (1.5%)
         5,800 Apple, Inc. *                                                                          983
         4,000 Avid Technology, Inc. *                                                                 93
         4,900 Data Domain, Inc. *(a)                                                                 112
       230,000 Dell, Inc. *                                                                         4,998
       238,700 Hewlett-Packard Co.                                                                 11,200
        98,980 International Business Machines Corp.                                               12,049
         9,000 NCR Corp. *                                                                            238
        15,500 Palm, Inc. (a)                                                                         132
         3,500 Stratasys, Inc. *                                                                       58
         3,600 Super Micro Computer, Inc. *                                                            36
         3,600 Teradata Corp. *                                                                        89
                                                                                          ---------------
                                                                                                   29,988
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
         3,300 Emulex Corp. *                                                                          44
         4,500 Hutchinson Technology, Inc. *                                                           65
         9,500 Hypercom Corp. *                                                                        43
         5,400 Immersion Corp. *                                                                       36
         9,000 Intermec, Inc. *                                                                       181
         3,500 Intevac, Inc. *                                                                         36
        11,300 Lexmark International, Inc. "A" *                                                      406
        12,744 Logitech International S.A. *(c)                                                       340
         7,700 NetApp, Inc. *                                                                         196
         5,739 Novatel Wireless, Inc. *                                                                36
        65,700 QLogic Corp. *                                                                       1,227
         5,500 Rackable Systems, Inc. *                                                                57
         1,600 Rimage Corp. *                                                                          26
         9,800 Seagate Technology                                                                     146
         4,800 STEC, Inc. *                                                                            49
         7,700 Synaptics, Inc. *                                                                      403
        97,553 Western Digital Corp. *                                                              2,659
                                                                                          ---------------
                                                                                                    5,950
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
        12,300 Automatic Data Processing, Inc.                                                        546
         4,200 Broadridge Financial Solutions, Inc.                                                    84
         1,100 Cass Information Systems, Inc.                                                          40
         1,800 CSG Systems International, Inc. *                                                       34
         2,800 ExlService Holdings, Inc. *                                                             31
           400 Genpact Ltd. *                                                                           6
         3,900 Gevity HR, Inc.                                                                         32
         4,900 Global Cash Access Holdings, Inc. *                                                     29
         8,000 Global Payments, Inc.                                                                  386
         3,000 Heartland Payment Systems, Inc. (a)                                                     68
         6,400 infoGROUP, Inc.                                                                         42
         1,900 Lender Processing Services, Inc. *                                                      63
           900 MasterCard, Inc. "A"                                                                   218

38

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         1,700 Metavante Technologies, Inc. *                                               $          40
         5,900 Paychex, Inc.                                                                          201
         2,800 TeleTech Holdings, Inc. *                                                               43
         4,300 TNS, Inc. *                                                                             98
        11,500 VeriFone Holdings, Inc. *                                                              232
         9,000 Visa, Inc. "A"                                                                         683
         8,100 Western Union Co.                                                                      224
         1,500 Wright Express Corp. *                                                                  45
                                                                                          ---------------
                                                                                                    3,145
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
         2,800 Acacia Research Corp. *                                                                 11
         1,800 Agilent Technologies, Inc. *                                                            63
         2,400 Amphenol Corp. "A"                                                                     114
         4,100 Authentec, Inc. *                                                                       33
         1,000 China Security & Surveillance Technology, Inc. *                                        18
        20,700 Cogent, Inc. *                                                                         228
         1,600 CPI International, Inc. *                                                               23
           800 Dolby Laboratories, Inc. "A" *                                                          33
         3,300 DTS, Inc. *                                                                            106
         2,100 Electro Scientific Industries, Inc. *                                                   30
        13,900 Elixir Gaming Technologies, Inc. *(a)                                                    6
         2,700 FARO Technologies, Inc. *                                                               64
        44,600 FLIR Systems, Inc. *                                                                 1,592
         5,800 Franklin Electric Co., Inc.                                                            251
         2,100 ICx Technologies, Inc. *                                                                17
         3,100 IPG Photonics Corp. *                                                                   63
         1,100 Itron, Inc. *                                                                          114
         9,800 L-1 Identity Solutions, Inc. *                                                         161
         3,800 Littelfuse, Inc. *                                                                     135
         3,000 Maxwell Technologies, Inc. *                                                            37
         2,400 Measurement Specialties, Inc. *                                                         43
         3,092 MTS Systems Corp.                                                                      128
         1,000 National Instruments Corp.                                                              32
         6,700 Newport Corp. *                                                                         63
         3,000 OSI Systems, Inc. *                                                                     70
           800 Photon Dynamics, Inc. *                                                                 12
         1,700 Rofin-Sinar Technologies, Inc. *                                                        69
         3,100 Rogers Corp. *                                                                         124
         4,800 Universal Display Corp. *                                                               68
                                                                                          ---------------
                                                                                                    3,708
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
         2,100 Benchmark Electronics, Inc. *                                                           35
         2,700 CTS Corp.                                                                               36
        30,600 Jabil Circuit, Inc.                                                                    516
         4,000 KEMET Corp. *                                                                            6
         7,000 Methode Electronics, Inc.                                                               77
           400 Multi-Fineline Electronix, Inc. *                                                        7
         3,500 Park Electrochemical Corp.                                                              98
         2,100 Plexus Corp. *                                                                          59
         3,900 Smart Modular Technologies, Inc. *                                                      12
         7,500 TTM Technologies, Inc. *                                                                90

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        10,000 Tyco Electronics Ltd.                                                        $         329
                                                                                          ---------------
                                                                                                    1,265
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
         2,300 Activision Blizzard, Inc. *                                                             75
         2,000 Electronic Arts, Inc. *                                                                 98
        17,300 Take-Two Interactive Software, Inc. *                                                  434
         9,000 THQ, Inc. *                                                                            138
                                                                                          ---------------
                                                                                                      745
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.3%)
        14,800 Ariba, Inc. *                                                                          218
        22,600 Art Technology Group, Inc. *                                                            93
         2,200 Bankrate, Inc. *                                                                        71
         1,000 Bidz.com, Inc. *                                                                         9
         5,303 Chordiant Software, Inc. *                                                              32
         8,400 CMGI, Inc. *                                                                            99
         3,700 comScore, Inc. *                                                                        76
         3,800 Constant Contact, Inc. *                                                                65
         2,700 Dice Holdings, Inc. *                                                                   24
         2,200 Digital River, Inc. *                                                                   96
         4,400 DivX, Inc. *                                                                            40
           500 eBay, Inc. *                                                                            13
         1,800 Google, Inc. "A" *                                                                     834
         4,400 Greenfield Online, Inc. *                                                               76
         4,900 HSW International, Inc. *                                                               14
         2,800 InfoSpace, Inc.                                                                         33
         8,700 Internap Network Services Corp. *                                                       27
         2,400 Internet Capital Group, Inc. *                                                          20
         7,700 Interwoven, Inc. *                                                                     113
         1,200 Ipass, Inc. *                                                                            3
         3,000 J2 Global Communications, Inc. *                                                        74
         2,600 Liquidity Services, Inc. *                                                              29
         4,000 LivePerson, Inc. *                                                                      13
         4,600 Loopnet, Inc. *                                                                         49
         4,000 Marchex, Inc. "B"                                                                       45
           100 MercadoLibre, Inc. *                                                                     3
         7,000 NIC, Inc.                                                                               48
         5,400 Omniture, Inc. *                                                                        96
         4,700 Online Resources Corp. *                                                                41
         7,100 Perficient, Inc. *                                                                      56
         5,400 S1 Corp. *                                                                              41
        21,700 Sohu.com, Inc. *(a)                                                                  1,634
         6,890 SonicWALL, Inc. *                                                                       45
         3,400 Switch & Data Facilities Co., Inc. *                                                    49
         5,900 TeleCommunication Systems, Inc. "A" *                                                   50
         9,000 Terremark Worldwide, Inc. *                                                             65
         3,500 TheStreet.com, Inc.                                                                     25
         1,307 United Online, Inc.                                                                     14
         3,500 ValueClick, Inc. *                                                                      45
         1,900 Vignette Corp. *                                                                        26
         7,000 VistaPrint Ltd. *                                                                      233
         2,900 Vocus, Inc. *                                                                          103
         5,600 Web.com, Inc. *                                                                         34

40

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        28,400 Yahoo!, Inc. *                                                               $         550
                                                                                          ---------------
                                                                                                    5,324
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.3%)
       136,600 Accenture Ltd. "A"                                                                   5,650
        11,400 Acxiom Corp.                                                                           165
         3,500 China Information Security Technology, Inc. *                                           19
         6,000 CIBER, Inc. *                                                                           47
         1,800 Forrester Research, Inc. *                                                              62
         1,900 Hackett Group, Inc. *                                                                   12
         3,500 iGATE Corp. *                                                                           39
         1,400 Integral Systems, Inc. *                                                                63
         4,800 Lionbridge Technologies, Inc. *                                                         15
         3,100 Maximus, Inc.                                                                          115
        35,900 MPS Group, Inc. *                                                                      414
         1,000 NCI, Inc. "A" *                                                                         27
         7,000 Ness Technologies, Inc. *                                                               87
         4,600 RightNow Technologies, Inc. *                                                           69
         6,600 SAIC, Inc. *                                                                           132
         2,100 SI International, Inc. *                                                                66
         5,852 Sykes Enterprises, Inc. *                                                              118
         7,100 Unisys Corp. *                                                                          29
         1,700 Virtusa Corp. *                                                                         12
                                                                                          ---------------
                                                                                                    7,141
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
         5,845 Advanced Energy Industries, Inc. *                                                      94
        57,000 Applied Materials, Inc.                                                              1,022
        10,500 Asyst Technologies, Inc. *                                                              43
        18,000 Axcelis Technologies, Inc. *                                                            85
        17,200 Brooks Automation, Inc. *                                                              165
         4,227 Cabot Microelectronics Corp. *                                                         163
         1,800 Cohu, Inc.                                                                              30
        13,000 Cymer, Inc. *                                                                          389
         2,400 Eagle Test Systems, Inc. *                                                              34
        13,800 Emcore Corp. *(a)                                                                       85
        45,300 Entegris, Inc. *                                                                       279
         1,700 FormFactor, Inc. *                                                                      33
        14,600 KLA-Tencor Corp.                                                                       541
         9,553 Kulicke & Soffa Industries, Inc. *                                                      49
         2,100 Lam Research Corp. *                                                                    77
        15,200 LTX Corp. *                                                                             27
        11,000 Mattson Technology, Inc. *                                                              56
         2,200 MEMC Electronic Materials, Inc. *                                                      108
         1,600 MKS Instruments, Inc. *                                                                 36
         2,400 Photronics, Inc. *                                                                       8
         2,300 Rubicon Technology, Inc. *                                                              28
         1,400 Rudolph Technologies, Inc. *                                                            12
         3,800 Semitool, Inc. *                                                                        37
         3,300 Teradyne, Inc. *                                                                        31
         1,800 Tessera Technologies, Inc. *                                                            42
         3,300 Ultra Clean Holdings, Inc. *                                                            24
         1,800 Ultratech, Inc. *                                                                       27

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         5,400 Veeco Instruments, Inc. *                                                    $          91
                                                                                          ---------------
                                                                                                    3,616
                                                                                          ---------------
               SEMICONDUCTORS (1.0%)
         4,700 Actel Corp. *                                                                           65
         9,600 Advanced Analogic Technologies, Inc. *                                                  44
         9,700 Advanced Micro Devices, Inc. *                                                          61
        67,500 Amkor Technology, Inc. *                                                               507
        11,100 ANADIGICS, Inc. *                                                                       37
        54,400 Analog Devices, Inc.                                                                 1,521
         8,100 Applied Micro Circuits Corp. *                                                          64
         2,100 Atheros Communications, Inc. *                                                          68
         9,400 Atmel Corp. *                                                                           39
        86,300 Broadcom Corp. "A" *                                                                 2,076
         4,300 Cavium Networks, Inc. *                                                                 74
         3,400 Ceva, Inc. *                                                                            32
        14,200 Cirrus Logic, Inc. *                                                                    88
         1,800 Cree, Inc. *                                                                            42
         7,800 Cypress Semiconductor Corp. *                                                          253
         7,900 Diodes, Inc. *                                                                         188
         2,000 Entropic Communications, Inc. *                                                          4
         1,700 Exar Corp. *                                                                            13
         5,100 Hittite Microwave Corp. *                                                              181
       382,500 Intel Corp.                                                                          8,748
         1,000 International Rectifier Corp. *                                                         21
         2,400 Intersil Corp. "A"                                                                      56
         1,100 IXYS Corp. *                                                                            14
        10,900 Lattice Semiconductor Corp. *                                                           26
         3,000 Linear Technology Corp.                                                                 98
        10,400 Marvell Technology Group Ltd. *                                                        147
         9,100 Micrel, Inc.                                                                            84
         7,900 Microchip Technology, Inc.                                                             253
        14,400 Micron Technology, Inc. *                                                               61
        14,000 Microtune, Inc. *                                                                       52
        10,400 MIPS Technologies, Inc. *                                                               41
         4,775 Monolithic Power Systems, Inc. *                                                       116
           800 National Semiconductor Corp.                                                            17
         3,200 NetLogic Microsystems, Inc. *                                                          111
           700 NVE Corp. *                                                                             22
         7,500 NVIDIA Corp. *                                                                          95
         6,600 OmniVision Technologies, Inc. *                                                         77
       139,300 ON Semiconductor Corp. *                                                             1,319
         1,800 Pericom Semiconductor Corp. *                                                           25
       120,700 PMC-Sierra, Inc. *                                                                   1,086
         5,800 Rambus, Inc. *                                                                         102
        49,400 RF Micro Devices, Inc. *                                                               192
         2,000 Semtech Corp. *                                                                         30
         5,000 Sigma Designs, Inc. *(a)                                                                86
        13,700 Silicon Image, Inc. *                                                                   95
         2,400 Silicon Laboratories, Inc. *                                                            81
         3,900 Silicon Storage Technology, Inc. *                                                      13
        21,100 SiRF Technology Holdings, Inc. *                                                        39
         6,000 Spansion, Inc. "A" *                                                                    14
         3,900 Standard Microsystems Corp. *                                                          114

42

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         2,000 Supertex, Inc. *                                                             $          59
         2,700 Techwell, Inc. *                                                                        30
        83,000 Texas Instruments, Inc.                                                              2,034
        17,500 Trident Microsystems, Inc. *                                                            55
        23,600 TriQuint Semiconductor, Inc. *                                                         148
         4,700 Volterra Semiconductor Corp. *                                                          74
        46,400 Zoran Corp. *                                                                          413
                                                                                          ---------------
                                                                                                   21,405
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.7%)
         1,300 ArcSight, Inc. *                                                                        13
        42,600 BMC Software, Inc. *                                                                 1,387
         3,900 CA, Inc.                                                                                93
         7,400 CommVault Systems, Inc. *                                                              125
         3,300 DemandTec, Inc. *                                                                       34
         2,800 Double-Take Software, Inc. *                                                            37
         6,200 FalconStor Software, Inc. *                                                             47
         7,500 Macrovision Solutions Corp. *                                                          116
         1,000 McAfee, Inc. *                                                                          40
         3,000 MICROS Systems, Inc. *                                                                  92
       745,200 Microsoft Corp.                                                                     20,336
       418,900 Oracle Corp. *                                                                       9,186
         5,100 Phoenix Technologies Ltd. *                                                             56
         1,400 Progress Software Corp. *                                                               41
         3,200 Quality Systems, Inc.                                                                  137
         2,200 Radiant Systems, Inc. *                                                                 20
         4,900 Sybase, Inc. *                                                                         169
       138,800 Symantec Corp. *                                                                     3,097
         2,400 VASCO Data Security International, Inc. *                                               33
           700 VMware, Inc. "A" *                                                                      28
        12,500 Wind River Systems, Inc. *                                                             138
                                                                                          ---------------
                                                                                                   35,225
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.0%)
         1,000 Agilysys, Inc.                                                                          13
           900 Anixter International, Inc. *                                                           66
         3,900 Avnet, Inc. *                                                                          114
         3,200 SYNNEX Corp. *                                                                          74
         3,000 TechTarget, Inc. *                                                                      22
                                                                                          ---------------
                                                                                                      289
                                                                                          ---------------
               Total Information Technology                                                       137,119
                                                                                          ---------------

               MATERIALS (2.4%)
               ----------------
               ALUMINUM (0.0%)
         7,600 Alcoa, Inc.                                                                            244
           600 Century Aluminum Co. *                                                                  29
                                                                                          ---------------
                                                                                                      273
                                                                                          ---------------
               COMMODITY CHEMICALS (0.1%)
         6,900 Calgon Carbon Corp. *                                                                  147
        42,900 Celanese Corp. "A" (a)                                                               1,654
         2,000 Innophos Holdings, Inc.                                                                 75
           900 Koppers Holdings, Inc.                                                                  41

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         1,300 NL Industries, Inc.                                                          $          14
         1,800 Spartech Corp.                                                                          19
                                                                                          ---------------
                                                                                                    1,950
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.0%)
           100 Eagle Materials, Inc.                                                                    3
         4,200 Headwaters, Inc. *                                                                      65
           800 Martin Marietta Materials, Inc. (a)                                                     90
         6,500 Texas Industries, Inc.                                                                 342
         6,900 U.S. Concrete, Inc. *                                                                   29
           300 United States Lime and Minerals, Inc. *                                                 12
         1,800 Vulcan Materials Co. (a)                                                               135
                                                                                          ---------------
                                                                                                      676
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.3%)
        29,000 Dow Chemical Co.                                                                       990
           500 E.I. du Pont de Nemours & Co.                                                           22
        14,600 Eastman Chemical Co.                                                                   881
         9,700 FMC Corp.                                                                              713
        32,100 Hercules, Inc.                                                                         692
         1,900 Huntsman Corp.                                                                          25
         5,266 LSB Industries, Inc. *                                                                 127
        21,700 Olin Corp.                                                                             584
        12,900 PPG Industries, Inc.                                                                   811
         5,400 ShengdaTech, Inc. *(a)                                                                  51
        10,900 Solutia, Inc. *                                                                        183
                                                                                          ---------------
                                                                                                    5,079
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.0%)
         3,500 Brush Engineered Materials, Inc. *                                                     103
         1,700 Compass Minerals International, Inc.                                                   118
         2,500 Freeport-McMoRan Copper & Gold, Inc.                                                   223
         6,200 Horsehead Holding Corp. *                                                               52
         3,500 Southern Copper Corp.                                                                   89
                                                                                          ---------------
                                                                                                      585
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
         3,100 American Vanguard Corp.                                                                 46
        29,800 CF Industries Holdings, Inc.                                                         4,541
           300 Intrepid Potash, Inc. *                                                                 14
        12,900 Monsanto Co.                                                                         1,474
        35,500 Mosaic Co. (a)                                                                       3,789
       102,700 Terra Industries, Inc.                                                               5,161
                                                                                          ---------------
                                                                                                   15,025
                                                                                          ---------------
               FOREST PRODUCTS (0.0%)
         1,100 Louisiana-Pacific Corp.                                                                 11
                                                                                          ---------------
               INDUSTRIAL GASES (0.1%)
         4,400 Air Products & Chemicals, Inc.                                                         404
         8,000 Airgas, Inc.                                                                           474
        18,900 Praxair, Inc.                                                                        1,698
                                                                                          ---------------
                                                                                                    2,576
                                                                                          ---------------

44

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               METAL & GLASS CONTAINERS (0.2%)
           900 AEP Industries, Inc. *                                                       $          17
         2,800 AptarGroup, Inc.                                                                       113
         7,600 Ball Corp.                                                                             349
         1,100 BWAY Holding Co. *                                                                      14
        22,500 Crown Holdings, Inc. *                                                                 624
         5,700 Myers Industries, Inc.                                                                  75
        56,000 Owens-Illinois, Inc. *                                                               2,498
           500 Silgan Holdings, Inc.                                                                   26
                                                                                          ---------------
                                                                                                    3,716
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
         5,500 Bemis Co., Inc.                                                                        153
         7,300 Boise, Inc. *                                                                           22
        25,800 Graphic Packaging Holding Co. *                                                         73
        22,200 Packaging Corp. of America                                                             572
         3,000 Sealed Air Corp.                                                                        73
         1,300 Smurfit-Stone Container Corp. *                                                          7
         2,100 Sonoco Products Co.                                                                     73
         2,000 Temple-Inland, Inc.                                                                     33
                                                                                          ---------------
                                                                                                    1,006
                                                                                          ---------------
               PAPER PRODUCTS (0.0%)
         7,700 AbitibiBowater, Inc.                                                                    51
         6,300 Glatfelter                                                                              92
         2,800 KapStone Paper & Packaging Corp. *                                                      21
        23,100 MeadWestVaco Corp.                                                                     612
         5,000 Mercer International, Inc. *                                                            30
         2,900 Verso Paper Corp.                                                                       14
                                                                                          ---------------
                                                                                                      820
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
         4,600 A. Schulman, Inc.                                                                      111
         2,900 Balchem Corp.                                                                           79
         7,400 Cytec Industries, Inc.                                                                 376
         7,400 Ferro Corp.                                                                            163
         3,600 Flotek Industries, Inc. *                                                               61
         1,500 GenTek, Inc. *                                                                          43
        25,400 H.B. Fuller Co.                                                                        662
         4,400 ICO, Inc. *                                                                             26
         4,300 Innospec, Inc.                                                                          67
         3,900 Landec Corp. *                                                                          37
         7,016 Lubrizol Corp.                                                                         372
         3,100 Metabolix, Inc. *                                                                       36
        16,000 Polyone Corp. *                                                                        131
           400 Quaker Chemical Corp.                                                                   12
         1,400 Rohm & Haas Co.                                                                        105
         1,100 Sensient Technologies Corp.                                                             32
           300 Stepan Co.                                                                              18
         1,400 Symyx Technologies, Inc. *                                                              15
        14,600 W.R. Grace & Co. *                                                                     384
         2,000 Zep, Inc.                                                                               39
         5,500 Zoltek Companies, Inc. *                                                                94
                                                                                          ---------------
                                                                                                    2,863
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               STEEL (0.8%)
       100,900 AK Steel Holding Corp.                                                       $       5,308
         3,100 AM Castle & Co.                                                                         62
         3,300 China Precision Steel, Inc. *(a)                                                        16
         2,000 General Steel Holdings, Inc. *                                                          28
         4,400 Gibraltar Industries, Inc.                                                              95
         1,900 Haynes International, Inc. *                                                           111
        34,587 Nucor Corp.                                                                          1,816
         1,700 Olympic Steel, Inc.                                                                     81
         3,300 Reliance Steel & Aluminum Co.                                                          188
        15,900 Schnitzer Steel Industries, Inc. "A"                                                 1,088
       153,200 Steel Dynamics, Inc.                                                                 3,804
         1,500 Sutor Technology Group Ltd. *                                                            9
        20,100 United States Steel Corp.                                                            2,675
         1,100 Universal Stainless & Alloy Products Inc. *                                             40
         7,700 Worthington Industries, Inc.                                                           136
                                                                                          ---------------
                                                                                                   15,457
                                                                                          ---------------
               Total Materials                                                                     50,037
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.1%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.0%)
         6,500 Cogent Communications Group, Inc. *                                                     60
         7,500 Globalstar, Inc. *                                                                      23
         7,700 iBasis, Inc.                                                                            28
        26,800 Level 3 Communications, Inc. *                                                          92
        22,700 PAETEC Holding Corp. *                                                                  75
         2,100 Premiere Global Services, Inc. *                                                        32
        10,500 Vonage Holdings Corp. *                                                                 16
                                                                                          ---------------
                                                                                                      326
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
         5,900 Alaska Communications Systems Group, Inc.                                               62
       259,197 AT&T, Inc.                                                                           8,292
         1,200 CenturyTel, Inc.                                                                        46
        50,000 Cincinnati Bell, Inc. *                                                                195
         6,400 Embarq Corp.                                                                           302
        13,669 Fairpoint Communications, Inc. (a)                                                     121
           900 Hungarian Telephone and Cable Corp. *                                                   19
        14,700 NeuStar, Inc. "A" *                                                                    353
         3,100 NTELOS Holdings Corp.                                                                   92
        32,900 Qwest Communications International, Inc. (a)                                           124
       318,700 Verizon Communications, Inc.                                                        11,193
         8,600 Windstream Corp.                                                                       107
                                                                                          ---------------
                                                                                                   20,906
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        14,000 ICO Global Communications Holdings Ltd. *                                               41
         3,300 iPCS, Inc. *                                                                            66
           800 Leap Wireless International, Inc. *                                                     36
         4,800 Starent Networks Corp. *                                                                66
         4,100 Syniverse Holdings, Inc. *                                                              68
        23,000 Telephone & Data Systems, Inc.                                                         883
           400 U.S. Cellular Corp. *                                                                   21

46

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         5,600 Virgin Mobile USA, Inc. "A" *                                                $          15
                                                                                          ---------------
                                                                                                    1,196
                                                                                          ---------------
               Total Telecommunication Services                                                    22,428
                                                                                          ---------------

               UTILITIES (1.5%)
               ----------------
               ELECTRIC UTILITIES (0.7%)
           200 Allete, Inc.                                                                             8
         2,700 CH Energy Group, Inc.                                                                  107
         5,800 Cleco Corp.                                                                            146
        74,500 DPL, Inc.                                                                            1,849
        33,700 Duke Energy Corp. (a)                                                                  588
        73,900 Edison International                                                                 3,393
         7,600 El Paso Electric Co. *                                                                 162
         5,900 Empire District Electric Co.                                                           124
        14,900 Entergy Corp.                                                                        1,541
        22,300 FirstEnergy Corp.                                                                    1,620
        11,800 FPL Group, Inc.                                                                        709
           800 Great Plains Energy, Inc.                                                               19
         1,500 Hawaiian Electric Industries, Inc.                                                      40
         1,200 ITC Holdings Corp.                                                                      67
         3,700 MGE Energy, Inc.                                                                       125
        65,700 Pepco Holdings, Inc.                                                                 1,666
         2,400 PPL Corp.                                                                              105
         2,000 Progress Energy, Inc.                                                                   87
        58,700 Reliant Energy, Inc. *                                                               1,000
        11,800 Sierra Pacific Resources                                                               133
         4,400 UIL Holdings Corp.                                                                     143
         2,700 UniSource Energy Corp.                                                                  87
         4,200 Weststar Energy, Inc.                                                                   95
                                                                                          ---------------
                                                                                                   13,814
                                                                                          ---------------
               GAS UTILITIES (0.4%)
         1,100 Atmos Energy Corp.                                                                      30
         1,100 Chesapeake Utilities Corp.                                                              34
         1,300 EnergySouth, Inc.                                                                       80
         3,700 Laclede Group, Inc.                                                                    166
        45,200 National Fuel Gas Co.                                                                2,139
        10,400 Nicor, Inc.                                                                            477
        12,500 Northwest Natural Gas Co.                                                              609
        14,200 Piedmont Natural Gas Co., Inc.                                                         410
        35,600 Questar Corp.                                                                        1,847
        33,900 UGI Corp.                                                                              932
           900 WGL Holdings, Inc.                                                                      29
                                                                                          ---------------
                                                                                                    6,753
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
         1,900 Enernoc, Inc. *                                                                         29
         2,200 Ormat Technologies, Inc.                                                               111
         4,500 Synthesis Energy Systems, Inc. *                                                        30
                                                                                          ---------------
                                                                                                      170
                                                                                          ---------------
               MULTI-UTILITIES (0.4%)
         1,500 Alliant Energy Corp.                                                                    52

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
         8,700 Avista Corp.                                                                 $         194
           600 Black Hills Corp.                                                                       20
         8,500 Calpine Corp. *                                                                        153
       121,180 Dominion Resources, Inc.                                                             5,275
         3,200 Energy East Corp.                                                                       87
        15,300 MDU Resources Group, Inc.                                                              506
        14,300 NSTAR                                                                                  484
         9,400 PG&E Corp.                                                                             389
        11,900 Public Service Enterprise Group, Inc.                                                  485
         2,600 Puget Energy, Inc.                                                                      73
        10,500 Sempra Energy                                                                          608
        18,800 TECO Energy, Inc.                                                                      335
         4,500 Vectren Corp.                                                                          125
                                                                                          ---------------
                                                                                                    8,786
                                                                                          ---------------
               WATER UTILITIES (0.0%)
         3,000 American States Water Co.                                                              119
           400 American Water Works Co., Inc.                                                           9
         2,200 Aqua America, Inc.                                                                      40
         1,900 Cadiz, Inc. *                                                                           37
         3,300 California Water Service Group                                                         130
         1,500 Connecticut Water Service, Inc.                                                         40
         2,300 Middlesex Water Co.                                                                     41
         2,100 SJW Corp.                                                                               58
         3,900 Southwest Water Co.                                                                     46
                                                                                          ---------------
                                                                                                      520
                                                                                          ---------------
               Total Utilities                                                                     30,043
                                                                                          ---------------
               Total Common Stocks (cost: $823,619)                                               825,449
                                                                                          ---------------
               PREFERRED SECURITIES (0.5%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
        35,000 Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (e)          2,866
                                                                                          ---------------

               FINANCIALS (0.1%)
               -----------------
               LIFE & HEALTH INSURANCE (0.1%)
       130,000 Delphi Financial Group, Inc., 7.38%, 5/01/2067                                       2,279
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
       160,000 IndyMac Bank, F.S.B.*, 8.50% (e)                                                         2
        12,000 Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual              223
                                                                                          ---------------
                                                                                                      225
                                                                                          ---------------
               Total Financials                                                                     2,504
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
         2,500 Centaur Funding Corp., 9.08% (e)                                                     2,479
                                                                                          ---------------

48

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT (0.2%)
               ----------------------
               U.S. GOVERNMENT (0.2%)
       140,000 Fannie Mae, 8.25%, perpetual (b),(+)                                         $       1,976
        80,000 Freddie Mac, 8.38%, perpetual (b),(+)                                                1,125
                                                                                          ---------------
                                                                                                    3,101
                                                                                          ---------------
               Total U.S. Government                                                                3,101
                                                                                          ---------------
               Total Preferred Securities (cost: $18,343)                                          10,950
                                                                                          ---------------
               EXCHANGE-TRADED FUNDS (7.8%)
        89,400 iShares Russell 1000 Growth Index Fund                                               4,888
        62,300 iShares Russell 1000 Index Fund                                                      4,388
        12,700 iShares Russell 1000 Value Index Fund                                                  882
     1,149,925 SPDR Trust Series 1                                                                148,099
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $160,527)                                       158,257
                                                                                          ---------------
               Total U.S. Equity Securities(cost: $1,002,489)                                     994,656
                                                                                          ---------------

               INTERNATIONAL EQUITY SECURITIES (22.1%)
               COMMON STOCKS (21.5%)

               CONSUMER DISCRETIONARY (2.0%)
               -----------------------------
               ADVERTISING (0.0%)
        10,797 WPP Group plc (c)                                                                      106
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
         2,300 FGX International Holdings Ltd. *                                                       30
        29,000 Onward Holdings Co. Ltd. (c)                                                           314
         6,935 Swatch Group Ltd. (c)                                                                  312
                                                                                          ---------------
                                                                                                      656
                                                                                          ---------------
               APPAREL RETAIL (0.2%)
       113,000 Esprit Holdings Ltd. (c)                                                               935
        20,600 Fast Retailing Co. (c)                                                               2,075
         8,825 Hennes & Mauritz AB "B" (c)                                                            437
         2,500 Lululemon Athletica, Inc. *                                                             48
                                                                                          ---------------
                                                                                                    3,495
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.3%)
        23,200 Autoliv, Inc.                                                                          891
        44,200 Hyundai Mobis (c)                                                                    3,671
        33,500 NOK Corp. (c)                                                                          481
        11,800 Stanley Electric Co. Ltd. (c)                                                          238
         4,400 Tachi-S Co. Ltd. (c)                                                                    51
         8,800 Tokai Rika Co. Ltd. (c)                                                                128
        17,700 Toyota Industries Corp. (c)                                                            509
                                                                                          ---------------
                                                                                                    5,969
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.6%)
         1,575 Bayer Motoren Werk (c)                                                                  54
         9,362 Bayerische Motoren Werke AG (c)                                                        384

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        24,194 Daimler AG (c)                                                               $       1,414
        75,365 Fiat S.p.A. (a),(c)                                                                  1,161
        20,100 Honda Motor Co. Ltd. (c)                                                               654
       150,000 Isuzu Motors (c)                                                                       564
       122,000 Mazda Motor Corp. (c)                                                                  651
       131,600 Nissan Motor Co. Ltd. (c)                                                            1,004
        36,405 Peugeot S.A. ADR (c)                                                                 1,729
        12,808 Renault S.A. (c)                                                                     1,071
        52,800 Toyota Motor Corp. (c)                                                               2,367
         5,171 Volkswagen AG (c)                                                                      796
                                                                                          ---------------
                                                                                                   11,849
                                                                                          ---------------
               BROADCASTING (0.0%)
           600 Central European Media Enterprises Ltd. "A" *                                           47
           365 Fuji Television Network, Inc. (c)                                                      524
                                                                                          ---------------
                                                                                                      571
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
        47,413 OPAP S.A. (c)                                                                        1,664
        90,689 Tabcorp Holdings Ltd. (c)                                                              663
        76,053 Tatts Group Ltd. (c)                                                                   171
                                                                                          ---------------
                                                                                                    2,498
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       223,423 Home Retail Group (c)                                                                1,030
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
        21,200 Edion Corp. (c)                                                                        166
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.4%)
        39,190 LG Electronics, Inc. (c)                                                             3,610
       204,000 Matsushita Electric Industrial Co. Ltd. (c)                                          4,196
                                                                                          ---------------
                                                                                                    7,806
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
        24,800 Isetan Mitsukoshi Holdings Ltd. *(c)                                                   276
       131,041 Marks & Spencer Group plc (c)                                                          625
         1,326 PPR (c)                                                                                154
                                                                                          ---------------
                                                                                                    1,055
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
       237,586 Pacific Brands Ltd. (c)                                                                452
                                                                                          ---------------
               HOMEBUILDING (0.0%)
       114,486 Taylor Wimpey plc (c)                                                                  113
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
           175 Kuoni Reisen Holding AG (c)                                                             83
        28,767 Millennium & Copthorne Hotels plc (c)                                                  162
           300 Orient-Express Hotels Ltd. "A"                                                          11
                                                                                          ---------------
                                                                                                      256
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.0%)
        20,500 Makita Corp. (c)                                                                       529
                                                                                          ---------------

50

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               LEISURE PRODUCTS (0.0%)
         7,200 Sankyo Co. (c)                                                               $         341
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.1%)
        38,485 Vivendi S.A. (c)                                                                     1,488
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
        17,000 Nikon Corp. (c)                                                                        552
                                                                                          ---------------
               PUBLISHING (0.0%)
        18,830 Daily Mail and General Trust (c)                                                       127
        15,300 Eniro AB (c)                                                                            66
        24,909 Trinity Mirror plc (c)                                                                  49
         8,912 United Business Media Ltd. (c)                                                          96
        89,583 Yell Group plc (c)                                                                     176
                                                                                          ---------------
                                                                                                      514
                                                                                          ---------------
               RESTAURANTS (0.0%)
         6,500 Doutor Nicjires Holdings (c)                                                           107
         3,000 Tim Hortons, Inc.                                                                       94
                                                                                          ---------------
                                                                                                      201
                                                                                          ---------------
               TEXTILES (0.1%)
        78,000 Nisshinbo Industries, Inc. (c)                                                         857
                                                                                          ---------------
               Total Consumer Discretionary                                                        40,504
                                                                                          ---------------

               CONSUMER STAPLES (1.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
            52 Sipef N.V. (c)                                                                          31
       548,000 Wilmar International Ltd. (c)                                                        1,459
                                                                                          ---------------
                                                                                                    1,490
                                                                                          ---------------
               BREWERS (0.1%)
        10,100 Asahi Breweries Ltd. (c)                                                               186
         2,300 Carlsberg A/S (c)                                                                      204
         5,137 Heineken Holding N.V. (c)                                                              228
         2,611 Heineken N.V. (c)                                                                      123
        93,000 Kirin Holdings Co. Ltd. (c)                                                          1,397
                                                                                          ---------------
                                                                                                    2,138
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
        32,905 Diageo plc (c)                                                                         609
                                                                                          ---------------
               DRUG RETAIL (0.0%)
         5,600 Cawachi Ltd. (c)                                                                       119
         3,000 Matsumotokiyoshi Holdings Co. Ltd. (c)                                                  63
                                                                                          ---------------
                                                                                                      182
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.0%)
       108,703 AWB "B" (c)                                                                            272
                                                                                          ---------------
               FOOD RETAIL (0.3%)
        11,867 Casino Guichard-Perrachon S.A. (c)                                                   1,162
        12,500 Circle K Sunkus Co. (c)                                                                206
       162,237 Jeronimo Martins SGPS S.A. (c)                                                       1,386

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        33,481 Koninklijke Ahold  N.V. (c)                                                  $         418
        25,100 Lawson, Inc. (c)                                                                     1,154
         5,479 Rallye SA (c)                                                                          249
       147,080 Tesco plc (c)                                                                        1,020
        40,915 Woolworths Ltd. (c)                                                                    984
                                                                                          ---------------
                                                                                                    6,579
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.2%)
         2,584 Henkel AG & Co. KGaA (c)                                                                90
        17,000 Lion Corp. (c)                                                                          83
        49,272 Reckitt Benckiser plc (c)                                                            2,492
                                                                                          ---------------
                                                                                                    2,665
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.1%)
           813 Carrefour S.A. (c)                                                                      43
        35,000 Uny Co. Ltd. (c)                                                                       384
         2,758 Wesfarmers Ltd. (c)                                                                     74
        71,880 Wesfarmers Ltd. (c)                                                                  1,888
                                                                                          ---------------
                                                                                                    2,389
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.3%)
         3,525 East Asiatic Co. Ltd. A/S (c)                                                          214
       658,471 Goodman Fielder Ltd. (c)                                                               829
           143 Lindt & Spruengli (c)                                                                  366
        70,440 Nestle S.A. (c)                                                                      3,104
        15,000 Nichirei Corp. (c)                                                                      86
        22,000 Nisshin OilliO Group Ltd. (c)                                                          122
        10,000 Nisshin Seifun Group, Inc. (c)                                                         138
        47,339 Unilever plc (c)                                                                     1,272
        36,000 Yamazaki Baking Co. Ltd. (c)                                                           425
                                                                                          ---------------
                                                                                                    6,556
                                                                                          ---------------
               SOFT DRINKS (0.0%)
        13,502 Britvic plc (c)                                                                         58
                                                                                          ---------------
               TOBACCO (0.4%)
        43,320 British America Tobacco plc (c)                                                      1,467
        66,200 Imperial Tobacco Group plc (c)                                                       2,184
        55,640 KT&G Corp. (c)                                                                       4,677
                                                                                          ---------------
                                                                                                    8,328
                                                                                          ---------------
               Total Consumer Staples                                                              31,266
                                                                                          ---------------

               ENERGY (2.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.3%)
        43,800 Fording Canadian Coal Trust                                                          3,896
     1,288,000 Yanzhou Coal Mining Co. Ltd. "H" (c)                                                 2,234
                                                                                          ---------------
                                                                                                    6,130
                                                                                          ---------------
               INTEGRATED OIL & GAS (1.8%)
       775,506 BP plc (c),(f)                                                                       7,457
        90,182 ENI S.p.A. (c)                                                                       2,937
       153,700 OAO Gazprom ADR (c)                                                                  5,976
        12,819 OMV AG (c)                                                                             821
        62,900 Petroleo Brasileiro S.A. ADR                                                         3,317

52

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        60,766 Repsol YPF S.A. (a),(c)                                                      $       1,885
       134,626 Royal Dutch Shell plc "A" (c),(f)                                                    4,706
        93,664 Royal Dutch Shell plc "B" (c),(f)                                                    3,225
        33,400 Statoil ASA (c)                                                                      1,027
        64,447 Total S.A. (c)                                                                       4,633
                                                                                          ---------------
                                                                                                   35,984
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
        40,900 Petroleum Geo-Services ASA *(c)                                                        879
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.0%)
        20,400 Energy XXI Bermuda Ltd. *                                                               95
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
       116,000 Cosmo Oil Co. Ltd. (c)                                                                 341
         1,200 Idemitsu Kosan Co. Ltd. (c)                                                            106
        76,000 Nippon Oil Corp (c)                                                                    476
        29,900 Reliance Industries Ltd. GDR (c)                                                     2,864
       119,000 Singapore Petroleum Co. Ltd. (c)                                                       450
                                                                                          ---------------
                                                                                                    4,237
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)
         2,300 Arlington Tankers Ltd.                                                                  43
         1,500 DHT Maritime, Inc.                                                                      13
           300 Frontline Ltd. (a)                                                                      18
         4,900 General Maritime Corp.                                                                 121
         5,800 Nordic American Tanker Shipping Ltd.                                                   204
         8,080 Ship Finance International Ltd.                                                        225
                                                                                          ---------------
                                                                                                      624
                                                                                          ---------------
               Total Energy                                                                        47,949
                                                                                          ---------------

               FINANCIALS (5.5%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
        61,045 3i Group plc (c)                                                                     1,020
         7,400 Invesco Ltd. ADR                                                                       189
                                                                                          ---------------
                                                                                                    1,209
                                                                                          ---------------
               CONSUMER FINANCE (0.1%)
        13,820 Acom Co. Ltd. (a),(c)                                                                  383
        44,600 Credit Saison Co. Ltd. (c)                                                             907
         2,140 ORIX Corp. (c)                                                                         263
         2,300 SFCG Co. Ltd. (c)                                                                      187
        17,950 Takefuji Corp. (c)                                                                     237
                                                                                          ---------------
                                                                                                    1,977
                                                                                          ---------------
               DIVERSIFIED BANKS (3.5%)
        93,464 Allied Irish Banks plc (c)                                                           1,194
       104,156 Alpha Bank A.E. (c)                                                                  2,644
       118,988 Banco Bilbao Vizcaya Argentaria S.A. (c)                                             2,010
       103,000 Banco Espanol de Credito S.A. (a),(c)                                                1,409
         3,000 Banco Latinoamericano de Exportaciones S.A. "E"                                         54
       420,762 Banco Santander S.A. (c)                                                             7,157
       218,641 Barclays plc (c)                                                                     1,408
        32,314 BNP Paribas S.A. (c)                                                                 2,916

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       156,500 BOC Hong Kong Holdings Ltd. (c)                                              $         349
     2,244,000 China Construction Bank Corp. "H" (c)                                                1,823
       250,000 Chuo Mitsui Trust Holdings, Inc. (c)                                                 1,370
        58,896 Commerzbank AG (c)                                                                   1,734
        31,144 Credit Agricole S.A. (c)                                                               664
        50,900 Danske Bank A/S (c)                                                                  1,439
        37,000 DBS Group Holdings Ltd. (c)                                                            468
        72,633 Dexia (a),(c)                                                                        1,033
        52,800 DnB NOR ASA (c)                                                                        611
        17,657 Erste Bank der Oesterreichischen Sparkassen AG (c)                                   1,062
        17,100 Foreningssparbanken AB (c)                                                             302
       266,458 HBOS plc (c)                                                                         1,534
       206,129 HSBC Holdings plc (c)                                                                3,247
        18,614 Hypo Real Estate Holding AG ADR (c)(a)                                                 455
     5,801,000 Industrial and Commercial Bank of China Ltd. "H" (c)                                 3,984
       152,768 Intesa Sanpaolo (c)                                                                    739
         5,148 KBC Groep N.V. (c)                                                                     492
        23,100 Kookmin Bank (c)                                                                     1,267
       179,560 Korea Exchange Bank (c)                                                              2,258
       310,400 Lloyds TSB Group plc (c)                                                             1,720
        71,400 Mitsubishi UFJ Financial Group, Inc. (c)                                               544
           190 Mizuho Financial Group, Inc. (c)                                                       801
        78,833 National Australia Bank Ltd. (c)                                                     1,635
        31,664 National Bank of Greece S.A. (c)                                                     1,410
       669,000 Public Bank Berhad (c)                                                               2,006
        22,400 Raiffeisen International Bank-Holding AG (c)                                         2,466
        28,300 Royal Bank of Canada (a)                                                             1,299
       459,945 Royal Bank of Scotland Group plc (c)                                                 1,970
       122,890 Shinhan Financial Group Co. Ltd. (c)                                                 5,624
        29,460 Skandinaviska Enskilda Banken "A" (c)                                                  529
        16,380 Societe Generale (c)                                                                 1,589
        51,600 Standard Chartered plc (c)                                                           1,403
        13,800 Svenska Handelsbanken AB "A" (c)                                                       333
       436,596 UniCredito Italiano S.p.A. (c)                                                       2,364
        52,000 United Overseas Bank Ltd. (c)                                                          694
        40,172 Westpac Banking Corp. (c)                                                              802
                                                                                          ---------------
                                                                                                   70,812
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.2%)
        25,071 Close Brothers Group plc (c)                                                           287
        26,883 Credit Suisse Group (c)                                                              1,250
        25,453 Deutsche Bank AG (c)                                                                 2,176
       220,510 Investec plc (c)(a)                                                                  1,614
                                                                                          ---------------
                                                                                                    5,327
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.0%)
           700 Lazard Ltd. "A"                                                                         30
         8,155 Macquarie Group Ltd. (a),(c)                                                           303
           300 MF Global Ltd. *                                                                         2
                                                                                          ---------------
                                                                                                      335
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.3%)
        30,222 Aegon N.V. (c)                                                                         357
         5,490 CNP Assurances (c)                                                                     660
        63,484 Friends Provident (c)                                                                  115

54

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        22,867 Irish Life & Permanent plc (c)                                               $         211
        62,348 Legal & General Group plc (c)                                                          114
       728,075 Old Mutual plc (c)                                                                   1,290
        49,500 Power Corp. of Canada (a)                                                            1,523
        34,821 Prudential plc (c)                                                                     348
        39,454 Standard Life plc (c)                                                                  180
         3,352 Swiss Life Holding *(c)                                                                610
                                                                                          ---------------
                                                                                                    5,408
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.5%)
        12,458 Allianz Holding AG (c)                                                               2,081
       112,290 Aviva plc (c)                                                                        1,049
        49,860 AXA S.A. (c)                                                                         1,600
        11,700 Baloise Holdings AG (c)                                                              1,001
         4,500 Fairfax Financial Holdings Ltd. (a)                                                    987
       257,200 Mapfre S.A. (c)                                                                      1,230
         3,600 Quanta Capital Holdings Ltd.                                                            10
         5,581 Zurich Financial Services AG (c)                                                     1,457
                                                                                          ---------------
                                                                                                    9,415
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.1%)
         2,795 Corporacion Financiera Alba S.A. (c)                                                   147
        31,096 IFI-Istituto Finanziario Industriale S.p.A. *(c)                                       673
        86,267 IFIL-Investments S.p.A (c)                                                             561
        36,200 Investor AB (c)                                                                        762
         3,600 Jardine Matheson Holdings Ltd. (c)                                                     104
         3,325 Pargesa Holding S.A. (c)                                                               344
                                                                                          ---------------
                                                                                                    2,591
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        30,475 Babcock & Brown Ltd. (c)(a)                                                             63
        30,245 Challenger Financial Services Group Ltd. (c)                                            70
        58,297 Fortis (c)                                                                             811
        80,624 ING Groep N.V. (c)(a)                                                                2,526
                                                                                          ---------------
                                                                                                    3,470
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.0%)
         5,600 Argo Group International Holdings Ltd. *                                               210
        15,200 Aspen Insurance Holdings Ltd.                                                          412
         2,600 Axis Capital Holdings Ltd.                                                              87
        42,360 Brit Insurance Holdings plc (c)                                                        150
         3,200 United American Indemnity Ltd. "A" *                                                    49
                                                                                          ---------------
                                                                                                      908
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
        15,000 77th Bank Ltd. (c)                                                                      85
        26,000 Hokuhoku Financial Group, Inc. (c)                                                      62
        26,454 Natixis (c)(a)                                                                         224
         4,300 Oriental Financial Group, Inc.                                                          74
         5,500 Popular, Inc. (a)                                                                       45
           610 Resona Holdings, Inc. (a),(c)                                                          713
            20 Sapporo Hokuyo Holdings, Inc. (c)                                                      107
        15,000 Tochigi Bank Ltd. (c)                                                                   83
                                                                                          ---------------
                                                                                                    1,393
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               REINSURANCE (0.3%)
           900 Endurance Specialty Holdings Ltd.                                            $          29
         1,007 Enstar Group Ltd. *                                                                    118
         1,000 Everest Reinsurance Group Ltd.                                                          82
         5,700 Flagstone Reinsurance Holdings Ltd.                                                     70
         5,400 Greenlight Capital Re Ltd. "A" *                                                       111
        16,773 Hannover Rueckversicherungs (c)                                                        718
         9,500 IPC Holdings Ltd.                                                                      301
        16,600 Montpelier Re Holdings Ltd.                                                            269
        15,377 Muenchener Rueckversicherungs-Gesellschaft AG (c)                                    2,395
           800 PartnerRe Ltd.                                                                          55
           900 RenaissanceRe Holdings Ltd.                                                             46
        42,651 SCOR SE (c)                                                                            983
        27,883 Swiss Re (c)                                                                         1,721
        12,300 Validus Holdings Ltd.                                                                  293
                                                                                          ---------------
                                                                                                    7,191
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
         5,481 Deutsche Boerse AG (c)                                                                 520
       158,300 IG Group Holdings (c)                                                                  996
                                                                                          ---------------
                                                                                                    1,516
                                                                                          ---------------
               Total Financials                                                                   111,552
                                                                                          ---------------

               HEALTH CARE (1.2%)
               ------------------
               BIOTECHNOLOGY (0.0%)
         3,720 Grifola SA (c)                                                                         110
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.0%)
        12,600 Suzuken Co. Ltd. (c)                                                                   452
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.1%)
         3,292 Orthofix International N.V. *                                                           80
        11,253 Synthes, Inc. (c)                                                                    1,555
         3,000 Terumo Corp. (c)                                                                       168
                                                                                          ---------------
                                                                                                    1,803
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.0%)
        17,072 Southern Cross Healthcare Ltd. (c)                                                      47
                                                                                          ---------------
               HEALTH CARE SERVICES (0.0%)
         7,715 Synergy Health plc (c)                                                                 115
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
        14,154 Lonza Group AG (c)                                                                   2,001
                                                                                          ---------------
               PHARMACEUTICALS (1.0%)
        18,900 Astellas Pharma, Inc. (c)                                                              851
        35,735 AstraZeneca plc (c)                                                                  1,741
       168,454 GlaxoSmithKline plc (c)                                                              3,965
        36,600 H Lundbeck A/S (c)                                                                     848
         6,000 Kissei Pharmaceutical Co. Ltd. (c)                                                     131
        42,000 Mitsubishi Tanabe Pharma Corp. (c)                                                     590
         2,000 Nichi-Iko Pharmaceutical Co. Ltd. (c)                                                   54
         5,000 Nippon Shinyaku Co. Ltd. (c)                                                            62

56

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        79,711 Novartis AG (c)                                                              $       4,449
         6,375 Novo Nordisk A/S (c)                                                                   354
         8,897 Roche Holdings AG (c)                                                                1,500
        51,640 Sanofi-Aventis S.A. (c)                                                              3,666
         8,000 Shionogi & Co. Ltd. (c)                                                                181
        33,000 Taisho Pharmaceutical Co. Ltd. (c)                                                     700
        26,200 Teva Pharmaceutical Industries Ltd. ADR (a)                                          1,240
         1,700 Warner Chilcott Ltd. "A" *                                                              27
                                                                                          ---------------
                                                                                                   20,359
                                                                                          ---------------
               Total Health Care                                                                   24,887
                                                                                          ---------------

               INDUSTRIALS (2.6%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
        73,816 European Aeronautic Defense and Space Co. N.V. (a),(c)                               1,654
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.0%)
         1,500 UTi Worldwide, Inc.                                                                     30
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
       110,000 Asahi Glass Co. Ltd. (c)                                                             1,171
        16,121 Compagnie De Saint Gobain (c)                                                          987
       101,000 Nippon Sheet Glass Co. Ltd. (c)                                                        517
        91,000 Sanwa Shutter Corp. (c)                                                                338
                                                                                          ---------------
                                                                                                    3,013
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
        21,554 ACS Actividades de Construccion y Servicios S.A. (c)                                   957
         7,500 FLSmidth & Co. A/S (c)                                                                 599
        34,000 JGC Corp. (c)                                                                          651
       315,000 Kajima Corp. (c)                                                                       967
        17,000 Kinden Corp. (c)                                                                       162
        22,000 Sanki Engineering Co. Ltd. (c)                                                         161
                                                                                          ---------------
                                                                                                    3,497
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.0%)
        11,000 Hitachi Construction Machinery Co. Ltd. (c)                                            257
        12,400 Komatsu Ltd. (c)                                                                       260
        29,900 Scania AB (c)                                                                          429
                                                                                          ---------------
                                                                                                      946
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
        67,600 Aggreko plc (c)                                                                        887
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        76,566 Prysmian S.p.A. (c)                                                                  1,882
         1,358 Schneider Electric S.A. (c)                                                            137
                                                                                          ---------------
                                                                                                    2,019
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.4%)
        96,682 ABB Ltd. *(c)                                                                        2,369
        32,608 Alstom RGPT (c)                                                                      3,320
        73,000 Mitsubishi Electric Corp. (c)                                                          622
        16,828 Vestas Wind Systems A/S *(c)                                                         2,285
                                                                                          ---------------
                                                                                                    8,596
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
               HIGHWAYS & RAILTRACKS (0.0%)
       299,376 Macquarie Infrastructure Group (c)                                           $         557
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
       230,056 Hays plc (c)                                                                           400
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.3%)
         5,068 Cookson Group plc (c)                                                                   60
       167,000 Hutchison Whampoa Ltd. (c)                                                           1,551
       167,500 Murray & Roberts Holdings Ltd. (c)                                                   2,260
         7,278 Siemens AG (c)                                                                         792
        16,146 Wendel (c)(a)                                                                        1,788
                                                                                          ---------------
                                                                                                    6,451
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.4%)
        29,300 Alfa Laval AB (c)                                                                      400
        52,200 Atlas Copco AB (c)                                                                     730
        53,531 Boart Longyear Group (c)                                                                90
        43,361 Charter plc (c)                                                                        750
        78,198 Invensys plc *(c)                                                                      400
        15,200 Komori Corp. (c)                                                                       222
        20,714 Kone Oyj "B" (c)                                                                       641
        59,750 Konecranes Oyj (c)                                                                   1,973
        18,214 MAN AG (c)                                                                           1,786
         5,000 NSK Ltd. (c)                                                                            36
        21,259 Trelleborg AB (c)                                                                      368
                                                                                          ---------------
                                                                                                    7,396
                                                                                          ---------------
               MARINE (0.4%)
        16,600 Dampskibsselskabet Norden A/S (c)                                                    1,569
         8,900 Eagle Bulk Shipping, Inc.                                                              236
       260,000 Mitsui O.S.K. Lines Ltd. (c)                                                         3,094
        80,000 Neptune Orient Lines Ltd. (c)                                                          126
       350,000 Nippon Yusen Kabushiki Kaisha (c)                                                    2,802
       111,000 Orient Overseas International Ltd. (c)                                                 380
        46,000 Pacific Basin Shipping Ltd. (c)                                                         62
                                                                                          ---------------
                                                                                                    8,269
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.0%)
        48,000 Kamigumi Co. Ltd. (c)                                                                  370
                                                                                          ---------------
               RAILROADS (0.1%)
           120 Central Japan Railway Co. (c)                                                        1,251
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.0%)
         5,283 Intertek Group plc (c)                                                                  95
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
         8,500 Aircastle Ltd.                                                                         113
       177,000 Itochu Corp. (c)                                                                     1,424
       307,000 Marubeni Corp. (c)                                                                   1,908
        97,200 Mitsubishi Corp. (c)                                                                 2,692
        51,000 Mitsui & Co. Ltd. (c)                                                                  876
        26,000 Noble Group Ltd. (c)                                                                    35

58

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
        98,600 Sumitomo Corp. (c)                                                           $       1,230
                                                                                          ---------------
                                                                                                    8,278
                                                                                          ---------------
               Total Industrials                                                                   53,709
                                                                                          ---------------

               INFORMATION TECHNOLOGY (1.2%)
               -----------------------------
               APPLICATION SOFTWARE (0.1%)
         3,700 Amdocs Ltd. *                                                                          112
         3,200 NSD Co. Ltd. (c)                                                                        36
        19,862 SAP AG (c)                                                                           1,112
         2,300 Sumisho Computer Systems Corp. (c)                                                      41
        74,714 The Sage Group plc (c)                                                                 285
                                                                                          ---------------
                                                                                                    1,586
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.1%)
        99,722 Nokia Oyj (c)                                                                        2,509
                                                                                          ---------------
               COMPUTER HARDWARE (0.1%)
       276,000 Fujitsu Ltd. (c)                                                                     1,906
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.0%)
        10,200 Mitsumi Electric Co. Ltd. (c)                                                          274
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
        16,000 Hitachi Ltd. (c)                                                                       118
       171,000 Nippon Electric Glass Co. Ltd. (c)                                                   2,279
        87,000 Shimadzu Corp. (c)                                                                     817
        32,000 Yaskawa Electric Corp. (c)                                                             222
                                                                                          ---------------
                                                                                                    3,436
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
        13,600 Konami Corp. (c)                                                                       415
         5,900 Nintendo Co. Ltd. (c)                                                                2,789
                                                                                          ---------------
                                                                                                    3,204
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.0%)
         6,500 AsiaInfo Holdings, Inc. *                                                               85
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.0%)
        10,779 Cap Gemini S.A. (c)                                                                    637
         2,000 Hitachi Information Systems Ltd. (c)                                                    44
         6,900 IT Holdings Corp. *(c)                                                                 109
        33,024 LogicaCMG plc (c)                                                                       80
                                                                                          ---------------
                                                                                                      870
                                                                                          ---------------
               OFFICE ELECTRONICS (0.1%)
        12,600 Canon, Inc. (c)                                                                        564
        51,000 Ricoh Co. Ltd. (c)                                                                     839
                                                                                          ---------------
                                                                                                    1,403
                                                                                          ---------------
               SEMICONDUCTORS (0.5%)
        19,995 Samsung Electronics Co. Ltd. (c)                                                     9,391
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.0%)
         3,800 Hitachi Software Engineering Co. Ltd. (c)                                               78
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
               TECHNOLOGY DISTRIBUTORS (0.0%)
        48,955 Premier Farnell plc (c)                                                      $         174
                                                                                          ---------------
               Total Information Technology                                                        24,916
                                                                                          ---------------

               MATERIALS (2.5%)
               ----------------
               COMMODITY CHEMICALS (0.0%)
         3,500 Lintec Corp. (c)                                                                        62
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.1%)
           873 HeidelbergCement AG (c)                                                                 98
         5,896 Lafarge S.A. (c)                                                                       711
                                                                                          ---------------
                                                                                                      809
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.3%)
        40,288 BASF AG (c)                                                                          2,322
        43,312 Bayer AG (c)                                                                         3,432
        65,000 Mitsubishi Gas Chemical Co., Inc. (c)                                                  368
                                                                                          ---------------
                                                                                                    6,122
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.9%)
        28,923 Anglo American Capital plc (c)                                                       1,540
       133,371 BHP Billiton Ltd. (c)                                                                4,700
       123,731 BHP Billiton plc (c),(f)                                                             3,875
        33,650 Boliden AB (c)                                                                         211
       100,900 Companhia Vale do Rio Doce ADR                                                       2,679
        13,020 Eurasian Natural Resources Corp. plc (c)                                               238
        11,043 Kazakhmys plc (c)                                                                      259
        21,221 Rio Tinto Ltd. (c)                                                                   2,292
        28,146 Rio Tinto plc (c)                                                                    2,678
         7,000 Sumitomo Metal Mining Co. Ltd. (c)                                                      90
                                                                                          ---------------
                                                                                                   18,562
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
         4,952 Incitec Pivot Ltd. (c)                                                                 671
       152,302 Israel Chemicals Ltd. (ICL) (c)                                                      2,526
        19,037 K+S AG (c)                                                                           2,307
         3,310 Syngenta AG (c)                                                                        888
        32,684 Yara International ASA (c)                                                           2,021
                                                                                          ---------------
                                                                                                    8,413
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.0%)
        28,636 Rexam plc (c)                                                                          211
                                                                                          ---------------
               PAPER PRODUCTS (0.0%)
         9,900 Domtar Corp. *                                                                          57
        55,327 Mondi plc (c)                                                                          328
                                                                                          ---------------
                                                                                                      385
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
         3,854 Clariant AG *(c)                                                                        34
        50,000 Dainippon Ink and Chemicals, Inc. (c)                                                  111
        40,318 Koninklijke DSM N.V. (c)                                                             2,325
                                                                                          ---------------
                                                                                                    2,470
                                                                                          ---------------

60

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
               STEEL (0.7%)
        24,520 ArcelorMittal (c)(a)                                                         $       1,930
        13,271 ArcelorMittal ADR (c)                                                                1,045
       653,338 Eregli Demir ve Celik Fabrikalari TAS (c)                                            4,400
        14,600 Gerdau S.A.                                                                            228
        27,000 JFE Holdings, Inc. (c)                                                               1,136
       142,935 Onesteel Ltd. (c)                                                                      835
         7,757 Salzgitter AG (c)                                                                    1,195
         6,900 SSAB Svenskt Stal AB "A" (c)                                                           168
        27,863 ThyssenKrupp AG (c)                                                                  1,395
        27,189 voestalpine AG (c)                                                                   1,474
        10,500 Yamato Kogyo Co. (c)                                                                   380
                                                                                          ---------------
                                                                                                   14,186
                                                                                          ---------------
               Total Materials                                                                     51,220
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.6%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.0%)
         5,400 Global Crossing Ltd. *                                                                  99
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
         9,109 Belgacom S.A. (c)                                                                      363
       266,686 BT Group plc (c)                                                                       837
       110,833 France Telecom S.A. (c)                                                              3,272
           350 Nippon Telegraph & Telephone Corp. (c)                                               1,718
       126,657 Portugal Telecom SGPS S.A. (c)                                                       1,322
       965,228 Telecom Italia S.p.A. (c)                                                            1,230
       121,193 Telefonica S.A. (c)                                                                  2,998
       170,100 Telstra Corp. Ltd. (c)                                                                 632
                                                                                          ---------------
                                                                                                   12,372
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.0%)
        96,200 America Movil S.A.B. de C.V. ADR "L"                                                 4,943
       265,000 China Mobile Ltd. (c)                                                                3,013
           361 KDDI Corp. (c)                                                                       2,101
        49,400 Mobile TeleSystems ADR                                                               3,359
        18,900 Mobistar S.A. (c)                                                                    1,397
           517 NTT DoCoMo, Inc. (c)                                                                   814
     1,617,513 Vodafone Group plc (c)                                                               4,143
                                                                                          ---------------
                                                                                                   19,770
                                                                                          ---------------
               Total Telecommunication Services                                                    32,241
                                                                                          ---------------

               UTILITIES (1.0%)
               ----------------
               ELECTRIC UTILITIES (0.6%)
        72,102 E.ON AG (c)                                                                          4,213
       514,829 Enel S.p.A. (c)                                                                      4,736
       285,000 Hong Kong Electric Holdings  Ltd. (c)                                                1,808
        27,161 Iberdrola S.A. (c)                                                                     327
         5,353 Oest Elektrizitats (c)                                                                 405
        15,085 Scottish & Southern Energy plc (c)                                                     397
        12,400 Tokyo Electric Power Co., Inc. (c)                                                     354
                                                                                          ---------------
                                                                                                   12,240
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
               GAS UTILITIES (0.1%)
        21,163 Gas Natural SDG S.A. (c)                                                     $         980
        19,055 Gaz de France S.A. (c)                                                               1,099
        11,000 Tokyo Gas Co. Ltd. (c)                                                                  46
                                                                                          ---------------
                                                                                                    2,125
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        48,200 Electric Power Development Co. Ltd. (c)                                              1,775
        87,254 International Power plc (c)                                                            628
                                                                                          ---------------
                                                                                                    2,403
                                                                                          ---------------
               MULTI-UTILITIES (0.2%)
        56,131 Centrica plc (c)                                                                       334
       136,983 National Grid plc (c)                                                                1,781
        12,297 RWE AG (c)                                                                           1,326
                                                                                          ---------------
                                                                                                    3,441
                                                                                          ---------------
               WATER UTILITIES (0.0%)
           700 Consolidated Water Co. Ltd.                                                             16
                                                                                          ---------------
               Total Utilities                                                                     20,225
                                                                                          ---------------
               Total Common Stocks (cost: $498,346)                                               438,469
                                                                                          ---------------

   PRINCIPAL
   AMOUNT                                                                                 MARKET
   $(000)/                                                                                VALUE
   SHARES        SECURITY                                                                 (000)
 ----------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (0.6%)

               FINANCIALS (0.6%)
               -----------------
               DIVERSIFIED BANKS (0.3%)
       162,700 Banco Itau Holding Financeira S.A.                                                   3,069
        19,500 Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                      2,332
                                                                                          ---------------
                                                                                                    5,401
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.0%)
        80,625 Unipol Gruppo Finanziario S.p.A. (c)                                                   151
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
        20,000 Axis Capital Holdings Ltd., 7.50%, perpetual                                         1,646
        $2,000 White Mountains Re Group, 7.51%, perpetual (e)                                       1,545
                                                                                          ---------------
                                                                                                    3,191
                                                                                          ---------------
               REINSURANCE (0.2%)
         3,000 Ram Holdings Ltd., 7.50%, non-cumulative, perpetual                                  1,914
        $3,000 Swiss Re Capital I LP, 6.85%, perpetual (e)                                          2,588
                                                                                          ---------------
                                                                                                    4,502
                                                                                          ---------------
               Total Financials                                                                    13,245
                                                                                          ---------------
               Total Preferred Securities (cost: $16,227)                                          13,245
                                                                                          ---------------
               Total International Equity Securities(cost: $514,573)                              451,714
                                                                                          ---------------

62

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
               PRECIOUS METALS AND MINERALS SECURITIES (2.9%)

               GOLD (2.3%)

               AFRICAN GOLD COMPANIES (0.1%)
       290,000 Gold Fields Ltd. ADR                                                         $       2,639
                                                                                          ---------------
               AUSTRALIAN GOLD COMPANIES (0.3%)
     1,400,000 Lihir Gold Ltd. *(c)                                                                 2,873
       130,000 Newcrest Mining Ltd. *(c)                                                            3,059
                                                                                          ---------------
                                                                                                    5,932
                                                                                          ---------------
               EUROPEAN GOLD COMPANIES (0.1%)
        60,000 Randgold Resources Ltd. ADR                                                          2,633
                                                                                          ---------------
               NORTH AMERICAN GOLD COMPANIES (1.7%)
        60,000 Agnico-Eagle Mines Ltd. (a)                                                          3,434
         9,100 Allied Nevada Gold Corp. *                                                              53
        80,000 Barrick Gold Corp.                                                                   2,778
       390,000 Eldorado Gold Corp. *                                                                3,093
       300,000 Gammon Gold, Inc. *                                                                  2,733
        90,000 Goldcorp, Inc. (a)                                                                   3,054
       500,000 IAMGOLD Corp.                                                                        3,260
       180,000 Kinross Gold Corp.                                                                   2,961
        70,200 Newmont Mining Corp.                                                                 3,166
       450,000 Red Back Mining, Inc. *                                                              2,903
        95,400 Royal Gold, Inc.                                                                     3,311
       280,000 Yamana Gold, Inc.                                                                    3,030
                                                                                          ---------------
                                                                                                   33,776
                                                                                          ---------------
               SOUTH AMERICAN GOLD COMPANIES (0.1%)
       120,000 Compania de Minas Buenaventura S.A. ADR                                              2,784
                                                                                          ---------------
               Total Gold                                                                          47,764
                                                                                          ---------------
               PLATINUM GROUP METALS (0.3%)
        23,000 Anglo Platinum Ltd. (c)                                                              2,910
       100,000 Impala Platinum Holdings Ltd. (c)                                                    2,832
                                                                                          ---------------
               Total Platinum Group Metals                                                          5,742
                                                                                          ---------------
               SILVER (0.3%)
        80,000 Coeur d'Alene Mines Corp. *(a)                                                         143
        24,000 Hecla Mining Co. *(a)                                                                  169
       100,000 Pan American Silver Corp. *                                                          2,658
       270,000 Silver Wheaton Corp. *                                                               3,110
                                                                                          ---------------
               Total Silver                                                                         6,080
                                                                                          ---------------
               Total Precious Metals and Minerals Securities(cost: $53,652)                        59,586
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
               REAL ESTATE EQUITY SECURITIES (1.1%)

               DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
           300 AMREP Corp. *                                                                $          16
        26,000 Chinese Estates Holdings Ltd. (c)                                                       36
         7,513 Comfort Systems USA, Inc.                                                              115
           800 Consolidated-Tomoka Land Co.                                                            33
         7,200 Forestar Real Estate Group, Inc. *                                                     145
         1,700 FX Real Estate and Entertainment, Inc. *                                                 2
         3,400 G & K Services, Inc. "A"                                                               117
         6,500 Grubb & Ellis Co.                                                                       23
       247,000 Henderson Land Development Co. Ltd. (c)                                              1,493
        16,000 Hong Kong Land Holdings Ltd. (c)                                                        57
        12,495 IMMOFINANZ Immobilien Anlagen AG (c)                                                   114
           400 Jones Lang LaSalle, Inc.                                                                20
           797 K.K. DaVinci Advisors *(a),(c)                                                         261
        25,400 Leopalace21 Corp. (c)                                                                  256
         4,200 McGrath RentCorp                                                                       120
         8,000 Meruelo Maddux Properties, Inc. *                                                       11
        17,600 Nomura Real Estate Holdings, Inc. (c)(a)                                               362
         1,800 St. Joe Co.                                                                             67
           900 Tejon Ranch Co. *                                                                       31
         4,200 Thomas Weisel Partners Group, Inc.                                                      41
           300 United Capital Corp. *                                                                   7
        89,000 Wharf (Holdings) Ltd. (c)                                                              323
       249,000 Wheelock & Co. Ltd. (c)                                                                595
                                                                                          ---------------
                                                                                                    4,245
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
         7,400 CapLease, Inc.                                                                          61
         9,100 Colonial Properties Trust                                                              172
         8,600 Cousins Properties, Inc.                                                               215
        11,000 Investors Real Estate Trust                                                            114
         1,800 Liberty Property Trust, Inc.                                                            68
         1,200 One Liberty Properties, Inc.                                                            21
         2,900 PS Business Parks, Inc.                                                                156
        20,925 Stockland (c)                                                                           93
         2,600 Vornado Realty Trust                                                                   259
         9,900 Washington REIT                                                                        350
         9,500 Winthrop Realty Trust                                                                   38
                                                                                          ---------------
                                                                                                    1,547
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
         2,100 AMB Property Corp.                                                                      95
        35,800 DCT Industrial Trust, Inc.                                                             267
         2,300 DuPont Fabros Technology, Inc.                                                          40
         5,000 EastGroup Properties, Inc.                                                             222
         8,600 First Industrial Realty Trust, Inc. (a)                                                203
         4,000 First Potomac Realty Trust                                                              67
       340,511 ING Industrial Fund (c)                                                                464
       359,571 Macquarie Goodman Group (c)                                                            968

64

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
         3,400 Monmouth Real Estate Investment Corp. "A"                                    $          25
         5,200 ProLogis                                                                               224
                                                                                          ---------------
                                                                                                    2,575
                                                                                          ---------------
               REITS - MORTGAGE (0.1%)
           500 American Capital Agency Corp.                                                           10
        11,100 Annaly Capital Management, Inc.                                                        166
        11,600 Anthracite Capital, Inc. (a)                                                            65
        14,700 Anworth Mortgage Asset Corp.                                                            96
         2,500 Arbor Realty Trust, Inc.                                                                22
         3,600 Capital Trust, Inc. "A" (a)                                                             43
         2,900 CapitalSource, Inc.                                                                     37
         9,700 Capstead Mortgage Corp.                                                                114
           500 Care Investment Trust, Inc.                                                              6
         6,300 Chimera Investment Corp.                                                                40
         2,300 Douglas Emmett, Inc.                                                                    54
         9,900 Gramercy Capital Corp.                                                                  66
         1,900 Hatteras Financial Corp.                                                                47
         3,000 iStar Financial, Inc. (a)                                                               17
         3,900 JER Investors Trust, Inc. (a)                                                           22
        31,000 MFA Mortgage Investments, Inc.                                                         211
         7,800 Newcastle Investment Corp. (a)                                                          54
        10,500 NorthStar Realty Finance Corp. (a)                                                      75
         8,900 RAIT Financial Trust                                                                    53
         6,300 Redwood Trust, Inc. (a)                                                                118
         3,800 Resource Capital Corp.                                                                  23
                                                                                          ---------------
                                                                                                    1,339
                                                                                          ---------------
               REITS - OFFICE (0.1%)
           600 Alexandria Real Estate Equities, Inc.                                                   65
        13,300 BioMed Realty Trust, Inc.                                                              356
         2,300 Boston Properties, Inc.                                                                236
         1,700 Brandywine Realty Trust                                                                 29
         7,100 Corporate Office Properties Trust                                                      278
         1,400 Digital Realty Trust, Inc.                                                              64
         3,000 Duke Realty Corp.                                                                       75
        11,300 Franklin Street Properties Corp.                                                       144
        10,700 Highwoods Properties, Inc.                                                             388
         4,500 HRPT Properties Trust                                                                   34
           600 Kilroy Realty Corp.                                                                     30
        10,100 Lexington Realty Trust                                                                 151
         1,300 Mack-Cali Realty Corp.                                                                  52
        55,747 Macquarie Office Trust Ltd. (c)                                                         49
         5,800 Maguire Properties, Inc.                                                                66
         4,100 Mission West Properties, Inc.                                                           40
         2,700 Parkway Properties, Inc.                                                                97
         1,200 SL Green Realty Corp.                                                                  103
                                                                                          ---------------
                                                                                                    2,257
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
         7,600 American Campus Communities, Inc.                                                      230
         1,800 Apartment Investment & Management Co. "A"                                               64

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
         2,300 Associated Estates Realty Corp.                                              $          34
         1,600 AvalonBay Communities, Inc.                                                            160
         1,000 BRE Properties, Inc. "A"                                                                48
         1,000 Camden Property Trust                                                                   49
         5,400 Education Realty Trust, Inc.                                                            59
         4,100 Equity LifeStyle Properties, Inc.                                                      204
         5,400 Equity Residential Properties Trust                                                    228
           500 Essex Property Trust, Inc.                                                              59
         6,300 Home Properties, Inc.                                                                  332
         5,200 Mid-America Apartment Communities, Inc.                                                261
         8,100 Post Properties, Inc.                                                                  255
         3,100 Sun Communities, Inc.                                                                   60
         2,600 UDR, Inc.                                                                               64
                                                                                          ---------------
                                                                                                    2,107
                                                                                          ---------------
               REITS - RETAIL (0.2%)
         5,694 Acadia Realty Trust                                                                    135
         1,300 Agree Realty Corp.                                                                      35
           400 Alexander's, Inc. *                                                                    154
         1,300 CBL & Associates Properties, Inc.                                                       28
         7,300 Cedar Shopping Centers, Inc.                                                            96
         2,700 Developers Diversified Realty Corp.                                                     90
         6,400 Equity One, Inc.                                                                       134
         1,200 Federal Realty Investment Trust                                                         91
         5,100 General Growth Properties, Inc.                                                        132
           800 Getty Realty Corp.                                                                      17
         6,600 Glimcher Realty Trust                                                                   67
        11,200 Inland Real Estate Corp.                                                               168
         4,600 Kimco Realty Corp.                                                                     171
         3,400 Kite Realty Group Trust                                                                 41
        12,690 Land Securities Group plc (c)                                                          314
         1,500 Macerich Co.                                                                            93
        15,100 National Retail Properties, Inc.                                                       343
         6,700 Pennsylvania REIT                                                                      133
         3,438 Ramco-Gershenson Properties Trust                                                       79
        18,800 Realty Income Corp. (a)                                                                483
         1,400 Regency Centers Corp.                                                                   87
         2,100 Saul Centers, Inc.                                                                      96
         4,500 Simon Property Group, Inc.                                                             427
         6,400 Tanger Factory Outlet Centers, Inc.                                                    257
         1,000 Taubman Centers, Inc.                                                                   48
         3,700 Urstadt Biddle Properties, Inc. "A"                                                     63
         1,500 Weingarten Realty Investors                                                             50
                                                                                          ---------------
                                                                                                    3,832
                                                                                          ---------------
               REITS - SPECIALIZED (0.2%)
        27,300 Ashford Hospitality Trust, Inc.                                                        124
         2,000 Cogdell Spencer, Inc.                                                                   39
        18,600 DiamondRock Hospitality Co.                                                            171
         5,600 Entertainment Properties Trust                                                         304
        16,500 Extra Space Storage, Inc.                                                              260
        14,200 FelCor Lodging Trust, Inc.                                                             114
         4,900 HCP, Inc.                                                                              177

66

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                   MARKET
        NUMBER                                                                                      VALUE
     OF SHARES SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
         1,700 Health Care REIT, Inc.                                                       $          88
         9,100 Healthcare Realty Trust, Inc.                                                          261
         7,100 Hersha Hospitality Trust                                                                51
         1,900 Hospitality Properties Trust                                                            43
        11,800 Host Hotels & Resorts, Inc.                                                            169
         8,600 LaSalle Hotel Properties                                                               224
         4,100 LTC Properties, Inc.                                                                   110
        11,500 Medical Properties Trust, Inc.                                                         127
         4,300 National Health Investors, Inc.                                                        141
         1,800 Nationwide Health Properties, Inc.                                                      62
        12,700 OMEGA Healthcare Investors, Inc.                                                       226
         3,600 Plum Creek Timber Co., Inc.                                                            179
         7,200 Potlatch Corp.                                                                         336
         2,400 Public Storage                                                                         212
         1,500 Rayonier, Inc.                                                                          67
        21,500 Senior Housing Properties Trust                                                        466
         4,200 Sovran Self Storage, Inc.                                                              162
        15,800 Strategic Hotel Capital, Inc.                                                          146
         9,600 Sunstone Hotel Investors, Inc.                                                         136
         9,900 U-Store-It Trust                                                                       124
         1,900 Universal Health Realty Income Trust                                                    70
         3,000 Ventas, Inc.                                                                           136
                                                                                          ---------------
                                                                                                    4,725
                                                                                          ---------------
               Total Real Estate Equity Securities(cost: $25,046)                                  22,627
                                                                                          ---------------


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------


               BONDS (22.2%)

               CORPORATE OBLIGATIONS (10.2%)

               CONSUMER DISCRETIONARY (0.9%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
$        1,000 Kellwood Co. (f)                              7.88%            7/15/2009               975
         2,861 Kellwood Co.                                  7.63            10/15/2017             1,760
                                                                                          ---------------
                                                                                                    2,735
                                                                                          ---------------
               BROADCASTING (0.4%)
         2,000 Charter Communications Operating LLC
                    (e),(f)                                  8.00             4/30/2012             1,940
         2,000 Cox Enterprises, Inc. (e),(f)                 7.38             6/15/2009             2,027
         3,350 Liberty Media Corp. (f)                       7.88             7/15/2009             3,407
         1,000 Liberty Media Corp. (f)                       5.70             5/15/2013               887
                                                                                          ---------------
                                                                                                    8,261
                                                                                          ---------------
               CASINOS & GAMING (0.0%)
         1,000 Harrah's Operating Co., Inc. (f)              5.63             6/01/2015               398
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------

               HOMEBUILDING (0.2%)
$        3,500 Centex Corp. (f)                              7.50%            1/15/2012         $   3,202
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
         2,000 Royal Caribbean Cruises Ltd. (f)              7.25             6/15/2016             1,720
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
         3,000 Stanley Works Capital Trust I (f)             5.90            12/01/2045             2,353
                                                                                          ---------------
               Total Consumer Discretionary                                                        18,669
                                                                                          ---------------

               ENERGY (0.4%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
         3,616 Seacor Holdings, Inc.                         7.20             9/15/2009             3,692
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.0%)
           500 Ultramar Diamond Shamrock Corp.               6.75            10/15/2037               507
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
         2,500 Sabine Pass LNG, LP (f)                       7.25            11/30/2013             2,225
         2,000 TEPPCO Partners, LP (f)                       7.00             6/01/2067             1,775
                                                                                          ---------------
                                                                                                    4,000
                                                                                          ---------------
               Total Energy                                                                         8,199
                                                                                          ---------------

               FINANCIALS (6.4%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
         3,500 American Capital Strategies Ltd.              6.85             8/01/2012             3,216
                                                                                          ---------------
               CONSUMER FINANCE (0.5%)
         1,500 Ford Motor Credit Co. LLC                     7.80             6/01/2012             1,115
         2,000 Ford Motor Credit Co. LLC                     7.00            10/01/2013             1,451
         4,900 General Motors Acceptance Corp.               6.75            12/01/2014             2,663
         4,000 SLM Corp.                                     3.00 (g)         1/26/2009             3,897
         2,000 SLM Corp. (f)                                 5.55 (g)         6/01/2009             1,909
                                                                                          ---------------
                                                                                                   11,035
                                                                                          ---------------
               DIVERSIFIED BANKS (0.5%)
         4,125 BayernLB Capital Trust I                      6.20                    -(h)           2,833
         1,000 Emigrant Bancorp, Inc. (e),(f)                6.25             6/15/2014               951
           800 National City Bank                            4.25             1/29/2010               732
           545 U.S. Central Credit Union                     2.70             9/30/2009               536
         3,000 USB Realty Corp. (e)                          6.09                    -(h)           1,891
         3,500 Wachovia Corp.                                7.98                    -(h)           2,636
         1,000 Wells Fargo Capital XIII                      7.70                    -(h)             951
                                                                                          ---------------
                                                                                                   10,530
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
         2,000 Great-West Life & Annuity Insurance Co.
                    (e)                                      7.15             5/16/2046             1,626
         2,000 Lincoln National Corp.                        7.00             5/17/2066             1,742
         2,000 StanCorp Financial Group, Inc.                6.90             5/29/2067             1,691
                                                                                          ---------------
                                                                                                    5,059
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.7%)
         1,000 AGFC Capital Trust I (e)                      6.00             1/15/2067               675

68

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------
$        3,000 American International Group, Inc. (e)        8.18%            5/15/2058         $   2,322
         2,000 Genworth Financial, Inc.                      6.15            11/15/2066             1,442
         3,000 Glen Meadow (e),(f)                           6.51             2/12/2067             2,450
         4,500 Oil Casualty Insurance Ltd. (e)               8.00             9/15/2034             4,095
         3,000 Oil Insurance Ltd. (e)                        7.56                    -(h)           2,331
                                                                                          ---------------
                                                                                                   13,315
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.1%)
         2,000 Leucadia National Corp.                       8.65             1/15/2027             2,025
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
         3,000 AgFirst Farm Credit Bank                      6.59                    -(h)           2,199
         2,000 Bank of America Corp.                         8.13                    -(h)           1,808
         3,000 JPMorgan Chase & Co.                          7.90                    -(h)           2,733
                                                                                          ---------------
                                                                                                    6,740
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.3%)
         1,530 Assured Guaranty U.S. Holdings, Inc.          7.00             6/01/2034             1,249
         2,000 Assured Guaranty U.S. Holdings, Inc.          6.40            12/15/2066             1,204
         2,000 Fidelity National Title Group, Inc.           7.30             8/15/2011             2,080
         1,500 Fidelity National Title Group, Inc.           5.25             3/15/2013             1,460
         3,000 Fund American Companies, Inc.                 5.88             5/15/2013             2,817
         3,000 Liberty Mutual Group, Inc. (e)                7.00             3/15/2037             2,426
         3,000 MBIA Insurance Co. (a),(e)                   14.00             1/15/2033             2,432
         2,070 Ohio Casualty Corp.                           7.30             6/15/2014             2,102
         3,500 Progressive Corp.                             6.70             6/15/2037             2,872
         1,250 Radian Group, Inc.                            7.75             6/01/2011               807
         1,000 RLI Corp.                                     5.95             1/15/2014               980
         3,000 Syncora Holdings Ltd.                         6.88                    -(h)             210
         3,000 Travelers Companies, Inc.                     6.25             3/15/2037             2,559
         4,000 XL Capital Ltd.                               6.50                    -(h)           2,403
                                                                                          ---------------
                                                                                                   25,601
                                                                                          ---------------
               REGIONAL BANKS (1.5%)
        10,000 CBG Florida REIT Corp. (e),(f)                7.11                    -(h)           2,800
         3,000 Cullen/Frost Bankers, Inc. (f)                5.75             2/15/2017             3,034
         4,500 Fifth Third Capital Trust IV (f)              6.50             4/15/2037             2,388
         2,000 First Republic Bank Corp.                     7.75             9/15/2012             2,035
         4,000 Fulton Capital Trust I                        6.29             2/01/2036             2,304
         4,000 Huntington Capital III                        6.65             5/15/2037             1,921
         3,000 National City Preferred Capital Trust I      12.00                    -(h)           1,901
         4,000 PNC Preferred Funding Trust (e)               6.52                    -(h)           2,772
         3,000 Popular North America Capital Trust I         6.56             9/15/2034             1,983
         3,500 Regions Financing Trust II                    6.63             5/15/2047             1,956
         3,000 TCF National Bank                             5.50             2/01/2016             3,088
         4,500 Webster Capital Trust IV (f)                  7.65             6/15/2037             2,987
         3,000 Zions Bancorp                                 5.50            11/16/2015             1,956
                                                                                          ---------------
                                                                                                   31,125
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
         2,000 Washington REIT                               5.25             1/15/2014             1,829
                                                                                          ---------------
               REITS - RETAIL (0.3%)
         1,000 New Plan Excel Realty Trust                   7.40             9/15/2009               880
         1,000 Rouse Co. (a)                                 8.00             4/30/2009               987

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------
$        2,000 Rouse Co.                                     7.20%            9/15/2012         $   1,749
         2,000 Rouse Co. LP (e)                              6.75             5/01/2013             1,672
                                                                                          ---------------
                                                                                                    5,288
                                                                                          ---------------
               REITS - SPECIALIZED (0.0%)
         1,000 Hospitality Properties Trust                  5.13             2/15/2015               816
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
         3,000 Financial Security Assurance Holdings
                    Ltd. (e)                                 6.40            12/15/2066             1,770
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.6%)
           600 Countrywide Financial Corp.                   5.00            12/15/2009               575
         1,000 Countrywide Financial Corp.                   4.50             6/15/2010               943
         1,000 Countrywide Home Loan                         4.00             3/22/2011               896
         2,185 Independence Community Bank Corp.             4.86 (g)         6/20/2013             1,651
         3,000 Independence Community Bank Corp.             3.75             4/01/2014             2,208
         3,000 Roslyn Bancorp, Inc.                          7.50            12/01/2008             3,026
         1,050 Sovereign Bank                                4.51 (g)         8/01/2013               830
         2,500 Washington Mutual Preferred Funding Trust                             -(h)             646
                    I (e)                                    6.53
         2,000 Washington Mutual Preferred Funding Trust
                    IV (a),(e)                               9.75                    -(h)             901
                                                                                          ---------------
                                                                                                   11,676
                                                                                          ---------------
               Total Financials                                                                   130,025
                                                                                          ---------------

               INDUSTRIALS (0.4%)
               ------------------
               AIRLINES (0.1%)
           106 America West Airlines, Inc.                   6.85             7/02/2009               102
         1,545 America West Airlines, Inc. (INS)             7.93             1/02/2019             1,371
                                                                                          ---------------
                                                                                                    1,473
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
         3,500 USG Corp. (f)                                 6.30            11/15/2016             2,817
                                                                                          ---------------
               TRUCKING (0.2%)
         4,750 Roadway Corp. (f)                             8.25            12/01/2008             4,750
                                                                                          ---------------
               Total Industrials                                                                    9,040
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
         4,000 US Unwired, Inc.                             10.00             6/15/2012             4,200
                                                                                          ---------------

               UTILITIES (1.9%)
               ----------------
               ELECTRIC UTILITIES (1.2%)
         2,797 Cedar Brakes II, LLC (e)                      9.88             9/01/2013             3,052
         3,000 Entergy Louisiana, Inc.                       5.83            11/01/2010             2,988
         2,000 FPL Group Capital, Inc.                       6.35            10/01/2066             1,696
         2,000 Illinois Power Co.                            6.13            11/15/2017             1,914
         4,000 Monongahela Power Co.                         7.36             1/15/2010             4,105
         1,255 Oglethorpe Power Corp.                        6.97             6/30/2011             1,337
         1,475 Power Contract Financing, LLC (e)             6.26             2/01/2010             1,492
         3,000 PPL Capital Funding, Inc.                     6.70             3/30/2067             2,532
         1,000 Sierra Pacific Power Co.                      6.25             4/15/2012             1,033

70

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------
$          993 Texas Competitive Electric Holding Co.,
                    LLC (i)                                  4.97%           10/10/2014         $     926
           993 Texas Competitive Electric Holding Co.,
                    LLC (i)                                  6.30            10/10/2014               926
         1,000 TXU Electricity Ltd. (INS)                    7.25            12/01/2016             1,054
         1,000 West Penn Power Co.                           6.63             4/15/2012             1,027
                                                                                          ---------------
                                                                                                   24,082
                                                                                          ---------------
               GAS UTILITIES (0.1%)
         2,000 Enbridge Energy Partners, LP                  8.05            10/01/2037             1,783
                                                                                          ---------------
               MULTI-UTILITIES (0.6%)
         4,000 Black Hills Corp.                             6.50             5/15/2013             3,971
         2,000 PNM Resources, Inc.                           9.25             5/15/2015             2,040
         2,500 Puget Sound Energy, Inc.                      6.97             6/01/2067             2,187
         3,500 Wisconsin Energy Corp.                        6.25             5/15/2067             2,902
         2,000 WPS Resources Corp.                           6.11            12/01/2066             1,629
                                                                                          ---------------
                                                                                                   12,729
                                                                                          ---------------
               Total Utilities                                                                     38,594
                                                                                          ---------------
               Total Corporate Obligations (cost: $250,278)                                       208,727
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (3.6%)

               ENERGY (0.3%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
           600 PEMEX Finance Ltd.                            8.88            11/15/2010               631
         1,000 PEMEX Finance Ltd.                            9.03             2/15/2011             1,051
         3,000 Trans-Canada Pipelines Ltd.                   6.35             5/15/2067             2,505
                                                                                          ---------------
                                                                                                    4,187
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
         1,113 Delek & Avner-Yam Tethys Ltd. (e)             5.33             8/01/2013             1,120
                                                                                          ---------------
               Total Energy                                                                         5,307
                                                                                          ---------------

               FINANCIALS (3.2%)
               -----------------
               DIVERSIFIED BANKS (1.7%)
         2,000 ANZ Capital Trust I (e)                       4.48                    -(h)           1,947
         3,000 Barclays Bank plc (e)                         5.93                    -(h)           2,378
         3,000 BBVA International Preferred S.A.
                    Unipersonal (e)                          5.92                    -(h)           2,262
         3,000 BOI Capital Funding Number 3, LP (e)          6.11                    -(h)           2,134
         3,000 HBOS plc (e)                                  6.41                    -(h)           1,879
         2,500 Landsbanki Islands hf (e)                     7.43                    -(h)           1,507
         2,500 Lloyds TSB Group plc (e)                      6.27                    -(h)           1,981
         2,500 Mizuho Capital Investment 1 Ltd. (e)          6.69                    -(h)           2,131
         2,000 National Capital Trust II (e)                 5.49                    -(h)           1,712
         3,500 Natixis                                      10.00                    -(h)           3,404
         2,000 Nordea Bank AB (e)                            5.42                    -(h)           1,667
         3,000 Royal Bank of Scotland Group plc              7.64                    -(h)           2,538
         2,000 Skandinaviska Enskilda Banken AB (e)          5.47                    -(h)           1,675
         3,000 Societe Generale (e)                          5.92                    -(h)           2,513
         2,500 Standard Chartered plc (e)                    6.41                    -(h)           1,986
         1,500 Sumitomo Mitsui Financial Group (e)           6.08                    -(h)           1,229

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------
$        2,000 UFJ Finance Aruba AEC                         8.75%                   -(h)       $   2,002
                                                                                          ---------------
                                                                                                   34,945
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
         2,500 AXA S.A. (e)                                  6.46                    -(h)           1,968
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.2%)
         3,000 ING Capital Funding Trust III                 8.44                    -(h)           3,050
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
         3,000 ZFS Finance USA Trust II (e)                  6.45            12/15/2065             2,649
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
         2,500 Allied World Assurance Holdings Ltd.          7.50             8/01/2016             2,374
         2,500 Catlin Insurance Co. Ltd. (e)                 7.25                  -(h)             1,508
         1,145 Mantis Reef Ltd. II (e)                       4.80            11/03/2009             1,126
                                                                                          ---------------
                                                                                                    5,008
                                                                                          ---------------
               REGIONAL BANKS (0.2%)
         3,000 Credit Agricole S.A. (e)                      6.64                    -(h)           2,397
         3,000 Glitnir Banki hf (e)                          7.45                    -(h)           1,700
                                                                                          ---------------
                                                                                                    4,097
                                                                                          ---------------
               REINSURANCE (0.6%)
         2,000 Endurance Specialty Holdings, Ltd.            6.15            10/15/2015             1,877
         2,000 Max USA Holdings Ltd. (e)                     7.20             4/14/2017             2,049
         4,000 Montpelier Re Holdings Ltd. (f)               6.13             8/15/2013             3,948
         4,000 Platinum Underwriters Finance, Inc. (f)       7.50             6/01/2017             3,807
                                                                                          ---------------
                                                                                                   11,681
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
         2,500 QBE Capital Funding II, LP (e)                6.80                    -(h)           2,028
                                                                                          ---------------
               Total Financials                                                                    65,426
                                                                                          ---------------

               MATERIALS (0.1%)
               ----------------
               DIVERSIFIED METALS & MINING (0.1%)
         2,500 Glencore Finance S.A.                         8.00                    -(h)           2,357
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $84,148)                             73,090
                                                                                          ---------------

               ASSET-BACKED SECURITIES (3.1%)

               FINANCIALS (3.1%)
               -----------------
               ASSET-BACKED FINANCING (3.1%)
         1,051 Aerco Ltd. (e)                                2.99 (g)         7/15/2025             1,054
         2,000 AESOP Funding II, LLC (e),(f)                 2.69 (g)         3/20/2012             1,654
           691 Airport Airplanes                             2.84 (g)         3/15/2019               608
           500 American Express Credit Account Master
                    Trust (e),(f)                            2.94 (g)         3/15/2012               485
         2,500 American Express Credit Account Master
                    Trust (e),(f)                            2.82 (g)         9/15/2016             1,967
         2,000 AmeriCredit Automobile Receivables Trust
                    (f)                                      6.96            10/14/2014             1,914
         4,000 ARG Funding Corp. (e),(f)                     4.29             4/20/2011             3,708
         3,000 Banc of America Mortgage Securities, Inc.
                    (f)                                      4.14 (g)         7/25/2034             2,924

72

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------
$        1,500 Banc of America Securities Auto Trust (f)     5.51%            2/19/2013         $   1,463
         1,500 Bank of America Credit Card Trust             2.76 (g)         6/15/2014             1,317
         2,000 Bank One Issuance Trust (f)                   4.77             2/16/2016             1,683
         1,975 Capital One Auto Finance Trust (INS)          4.71             6/15/2012             1,859
         2,000 Capital One Auto Finance Trust (f)            2.50 (g)         5/15/2013             1,751
         2,000 Capital One Multi-asset Execution Trust
                    (f)                                      6.00             8/15/2013             1,941
           525 Citibank Credit Card Issuance Trust (f)       4.95            10/25/2010               526
         1,050 Citibank Credit Card Issuance Trust (f)       6.95             2/18/2014             1,015
         2,000 Citibank Credit Card Issuance Trust           6.30             6/20/2014             1,863
           640 CPS Auto Receivables Trust (e)                5.32             8/15/2010               639
         1,138 CPS Auto Receivables Trust (e)                5.27            10/15/2010             1,132
         3,000 CPS Auto Receivables Trust (INS)(f)           6.48             7/15/2013             2,785
         3,000 Credit Acceptance Auto Dealer Loan Trust
                    (f)                                      6.16             4/15/2013             3,002
         2,500 GE Capital Credit Card Master Note Trust
                    (f)                                      2.58 (g)         9/15/2012             2,395
         2,161 GE Capital Credit Card Master Note Trust
                    (f)                                      2.74 (g)         3/15/2013             1,959
         1,000 Hertz Vehicle Financing, LLC (e)              5.01             2/25/2011               958
         2,000 Hertz Vehicle Financing, LLC (f)              5.08            11/25/2011             1,850
         2,000 HSBC Automotive Trust (f)                     4.94            11/19/2012             1,961
         1,475 MBNA Master Credit Card Note Trust (f)        6.80             7/15/2014             1,424
         3,000 Rental Car Finance Corp. (e),(f)              2.61 (g)         7/25/2013             2,384
           480 Santander Drive Auto Receivables Trust        5.20            12/15/2010               479
         2,000 SLM Student Loan Trust                        3.35 (g)        10/25/2038             1,597
           784 Triad Automobile Receivables Owners
                    Trust                                    4.77             1/12/2011               777
           638 Triad Automobile Receivables Owners
                    Trust                                    5.26            11/14/2011               628
         3,000 Triad Automobile Receivables Owners Trust
                    (f)                                      5.43             7/14/2014             2,614
         1,829 Trinity Rail Leasing, LP (e)                  5.90             5/14/2036             1,242
         1,409 UPFC Auto Receivables Trust                   5.75             9/15/2010             1,399
         2,525 USXL Funding, LLC (INS)(e)                    5.38             4/15/2014             2,355
         2,250 WFS Financial Owner Trust (f)                 4.57            11/19/2012             2,259
         1,500 WFS Financial Owner Trust (f)                 4.76             5/17/2013             1,162
                                                                                          ---------------
                                                                                                   62,733
                                                                                          ---------------
               Total Financials                                                                    62,733
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $64,264)                                       62,733
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (4.7%)

               FINANCIALS (4.7%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (4.7%)
           890 Banc of America Commercial Mortgage,
                    Inc.                                     7.02          9/15/2032                  891
         1,250 Banc of America Commercial Mortgage, Inc.
                    (f)                                      7.20          9/15/2032                1,282
         2,000 Banc of America Commercial Mortgage, Inc.
                    (f)                                      4.77          7/10/2043                1,634
           939 Bear Stearns Commercial Mortgage
                    Securities, Inc.                         4.00          3/13/2040                  913
         3,000 Chase Commercial Mortgage Securities
                    Corp. (f)                                6.39         11/18/2030                3,002
         5,000 Chase Commercial Mortgage Securities
                    Corp. (f)                                7.63          7/15/2032                5,183
         4,471 Chase Commercial Mortgage Securities
                    Corp.                                    7.32         10/15/2032                4,614
         1,000 Citigroup Commercial Mortgage Trust           5.23 (g)      7/15/2044                  664
         1,000 Commercial Mortgage Asset Trust (f)           6.98          1/17/2032                1,041
         5,000 Commercial Mortgage Trust (f)                 4.58         10/15/2037                4,812
         2,000 Commercial Mortgage Trust (e),(f)             5.15          5/10/2043                2,043

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------
$        2,000 Credit Suisse First Boston Mortgage
                    Securities Corp. (e),(f)                 6.65%           12/18/2035         $   2,048
           241 Credit Suisse First Boston Mortgage
                    Securities Corp.                         6.10             8/15/2036               241
         2,500 Credit Suisse First Boston Mortgage
                    Securities Corp. (f)                     5.10             8/15/2038             2,067
         6,144 Credit Suisse First Boston Mortgage
                    Securities Corp. (f)                     7.55             4/15/2062             6,312
         4,205 DLJ Commercial Mortgage Corp.                 7.30             6/10/2032             4,258
         4,452 First Union National Bank Commercial
                    Mortgage Trust                           7.39            12/15/2031             4,551
         1,000 GE Capital Commercial Mortgage Corp. (f)      6.07             6/10/2038             1,011
         1,500 GMAC Commercial Mortgage Securities, Inc.
                    (f)                                      4.75             5/10/2043             1,329
         1,880 Government Lease Trust (e)                    6.48             5/18/2011             1,932
         1,721 Greenwich Capital Commercial Funding
                    Corp.                                    4.02             1/05/2036             1,710
         1,000 GS Mortgage Securities Corp. II (e),(f)       6.45             8/05/2018             1,023
         2,000 J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (f)                     4.99             9/12/2037             1,650
         2,000 J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (f)                     5.49             4/15/2043             1,919
         1,625 LB-UBS Commercial Mortgage Trust (f)          4.56             9/15/2026             1,602
         4,000 LB-UBS Commercial Mortgage Trust (f)          5.87             6/15/2032             3,978
           171 Merrill Lynch Mortgage Investors, Inc.        6.48            11/15/2026               171
         2,298 Merrill Lynch Mortgage Investors, Inc.        7.56            11/15/2031             2,338
         1,000 Merrill Lynch Mortgage Trust                  5.38 (g)         1/12/2044               668
         4,000 Morgan Stanley Capital I, Inc. (f)            5.80 (g)         8/12/2041             3,891
         5,000 Mortgage Capital Funding, Inc. (f)            7.10 (g)         6/18/2030             5,025
         2,432 Nationslink Funding Corp. (e)                 7.05 (g)         1/20/2031             2,397
         2,000 Prudential Mortgage Capital Funding, LLC
                    (f)                                      6.76             5/10/2034             2,060
         5,000 Wachovia Bank Commercial Mortgage Trust
                    (f)                                      5.00             7/15/2041             4,980
         5,500 Wachovia Bank Commercial Mortgage Trust
                    (f)                                      4.66             4/15/2042             5,445
         3,000 Wachovia Bank Commercial Mortgage Trust
                    (f)                                      4.61             5/15/2044             2,918
         4,000 Wachovia Bank Commercial Mortgage Trust
                    (f)                                      5.50            10/15/2048             3,916
                                                                                          ---------------
                                                                                                   95,519
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
         9,250 Bear Stearns Commercial Mortgage
                     Securities, Inc., acquired
                    6/17/2004; cost $538(d),(e)              2.06 (g)         5/14/2016               122
                                                                                          ---------------
               Total Financials                                                                    95,641
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $96,345)                                95,641
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (0.2%)(B)
               ASSET-BACKED FINANCING (0.1%)
         1,795 U.S. Small Business Administration            4.07             6/01/2023             1,642
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
         7,106 Government National Mortgage Assn.            1.76 (g)         7/16/2010               170
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.1%)
            77 Fannie Mae (+)                                5.50             6/01/2037                76
           323 Fannie Mae (+)                                6.50            10/01/2016               336

74

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------
$          259 Fannie Mae (+)                                7.00%            2/01/2030         $     273
           152 Fannie Mae (+)                                7.00             8/01/2030               161
           118 Government National Mortgage Assn. I          6.50             5/15/2023               122
           247 Government National Mortgage Assn. I          6.50             8/15/2023               256
            69 Government National Mortgage Assn. I          6.50             4/15/2024                71
           371 Government National Mortgage Assn. I          6.50             1/15/2032               384
            52 Government National Mortgage Assn. I          7.50             3/15/2017                55
            27 Government National Mortgage Assn. I          7.50             3/15/2017                29
             9 Government National Mortgage Assn. I          8.00             6/15/2016                10
             5 Government National Mortgage Assn. I          8.00             9/15/2016                 6
            18 Government National Mortgage Assn. I          8.00            11/15/2016                19
            25 Government National Mortgage Assn. I          8.00            12/15/2016                27
            30 Government National Mortgage Assn. I          8.00             3/15/2017                33
             1 Government National Mortgage Assn. I          8.50             9/15/2009                 1
             6 Government National Mortgage Assn. I          8.50             6/15/2016                 6
             7 Government National Mortgage Assn. I          8.50             6/15/2016                 7
            11 Government National Mortgage Assn. I          8.50             7/15/2016                12
             2 Government National Mortgage Assn. I          8.50             9/15/2016                 2
             1 Government National Mortgage Assn. I          8.50             9/15/2016                 1
            11 Government National Mortgage Assn. I          8.50            12/15/2016                12
            18 Government National Mortgage Assn. I          8.50            12/15/2016                20
             2 Government National Mortgage Assn. I          8.50             1/15/2017                 2
            16 Government National Mortgage Assn. I          8.50             1/15/2017                18
             9 Government National Mortgage Assn. I          8.50             2/15/2017                10
             2 Government National Mortgage Assn. I          9.00             6/15/2016                 2
             2 Government National Mortgage Assn. I          9.00             7/15/2016                 2
             1 Government National Mortgage Assn. I          9.00             8/15/2016                 2
             4 Government National Mortgage Assn. I          9.00             9/15/2016                 4
             2 Government National Mortgage Assn. I          9.00            10/15/2016                 2
             2 Government National Mortgage Assn. I          9.50             6/15/2009                 2
            -- Government National Mortgage Assn. I          9.50             6/15/2009                --
             3 Government National Mortgage Assn. I          9.50             6/15/2009                 3
             1 Government National Mortgage Assn. I          9.50             9/15/2009                 1
            14 Government National Mortgage Assn. I          9.50             9/15/2016                16
             3 Government National Mortgage Assn. I          9.50            11/15/2016                 3
            15 Government National Mortgage Assn. I          9.50            11/15/2016                17
             3 Government National Mortgage Assn. I          9.50            11/15/2016                 4
            33 Government National Mortgage Assn. I          9.50             4/15/2017                35
             3 Government National Mortgage Assn. I         10.00            11/15/2009                 3
             4 Government National Mortgage Assn. I         10.00            11/15/2009                 4
             2 Government National Mortgage Assn. I         10.00            12/15/2009                 3
           274 Government National Mortgage Assn. II         7.50             6/20/2030               293
            70 Government National Mortgage Assn. II         7.50             4/20/2031                75
           240 Government National Mortgage Assn. II         8.00             8/20/2030               262
                                                                                          ---------------
                                                                                                    2,682
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $4,509)                                   4,494
                                                                                          ---------------

               U.S. TREASURY SECURITIES (0.0%)
               NOTES (0.0%)
           500 2.00%, 2/28/2010(cost:  $504)                                                          499
                                                                                          ---------------
               Total U.S. Treasury Securities (cost: $504)                                            499
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS (0.4%)

               CASINOS & GAMING (0.2%)
$        2,000 Mashantucket (Western) Pequot Tribe
                    (e),(f)                                  5.91%         9/01/2021         $      1,782
         3,235 Seneca Nation of Indians Capital
                    Improvements Auth. (f)                   6.75         12/01/2013                3,158
                                                                                          ---------------
                                                                                                    4,940
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
         1,103 California Maritime Infrastructure Auth.      6.63         11/01/2009                1,106
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
         1,870 Erie County Tobacco Asset Securitization
                    Corp. (f)                                6.00          6/01/2028                1,602
                                                                                          ---------------
               Total Municipal Bonds (cost: $8,169)                                                 7,648
                                                                                          ---------------

               Total Bonds
               (cost: $508,217)                                                                   452,832
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.6%)

               DISCOUNT NOTES (1.2%)
        23,623 Federal Home Loan Bank (b),(+)                1.95          9/02/2008               23,622
                                                                                          ---------------

               VARIABLE-RATE DEMAND NOTES (0.0%)

               FINANCIALS (0.0%)
               -----------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
            28 M&P Richfield III LLC (LOC - National
                    City Bank)                               3.27          9/01/2036                   28
                                                                                          ---------------

               HEALTH CARE (0.0%)
               ------------------
               HEALTH CARE FACILITIES (0.0%)
           175 Clinic Investment Limited Partnership
                    (LOC - National City Bank)               3.27          6/01/2015                  175
                                                                                          ---------------
               Total Variable-Rate Demand Notes                                                       203
                                                                                          ---------------

    NUMBER OF                                          COUPON                                      MARKET
       SHARES  SECURITY                                  RATE         MATURITY                 VALUE (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.3%)
 6,917,048     State Street Institutional Liquid Reserves, 2.55% (j)                                6,917
                                                                                          ---------------

76

  P O R T F O L I O
======================----------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE           MATURITY               (000)
 ----------------------------------------------------------------------------------------------------------
               U.S. TREASURY BILLS (0.1%)
$          960 1.85%%, 9/18/2008 (k)                                                        $         959
                                                                                          ---------------
               Total Money Market
               Instruments
               (cost: $31,701)                                                                     31,701
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.2%)

               REPURCHASE AGREEMENTS (2.4%)
         1,000 Banc of America Securities LLC, 2.10%, acquired on 8/29/2008 and due
                    9/02/2008 at $1,000 (collateralized by $1,024 of Freddie
                    Mac(b),(+), 2.43%(l), due 10/14/2008; market value $1,021)                     1,000
        30,000 Credit Suisse First Boston LLC, 2.12%, acquired on 8/29/2008 and due
                    9/02/2008 at $30,000 (collateralized by $11,825 of Federal Home
                    Loan Bank(b),(+), 2.65%(l), due 9/30/2008; $18,910 of Fannie
                    Mae(b),(+), 2.66%(l), due 11/18/2008; combined market value
                    $30,602)                                                                       30,000
        17,000 Deutsche Bank Securities, Inc., 2.12%, acquired on 8/29/2008 and due
                    9/02/2008 at $17,000 (collateralized by $17,079 of Fannie
                    Mae(b),(+), 4.38% - 6.00%, due 8/22/2013 - 3/03/2023; combined
                    market value $17,341)                                                          17,000
           500 HSBC Securities (USA), Inc., 2.10%, acquired on 8/29/2008 and due
                    9/02/2008 at $500 (collateralized by $500 of Freddie Mac(b),(+),
                    5.13%, due 10/15/2008; market value $511)                                         500
                                                                                          ---------------
               Total Repurchase Agreements                                                         48,500
                                                                                          ---------------

    NUMBER OF                                               COUPON                                 MARKET
       SHARES  SECURITY                                       RATE           MATURITY         VALUE (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.8%)
        80,054 AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.53%(j)                         80
    15,892,201 Merrill Lynch Premier Institutional Fund, 2.52%, 2.52%(j)                           15,892
                                                                                          ---------------
               Total Money Market Funds                                                            15,972
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities
               Loaned
               (cost: $64,472)                                                                     64,472
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $2,200,150)                                     $       2,077,588
                                                                                          ===============

  N O T E S
======================----------------------------------------------------------
                              to Portfolio of INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

78

  N O T E S
======================----------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors

  N O T E S
======================----------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's assets carried at fair value:

                                                                                         Other Financial
Valuation Inputs                                       Investments in Securities            Instruments*
------------------------------------------------------ -------------------------- -----------------------
Level 1 - Quoted Prices                                           $1,106,229,000              $(184,000)
Level 2 - Other Significant Observable Inputs                        971,351,000                       -
Level 3 - Significant Unobservable Inputs                                  8,000                       -
------------------------------------------------------ -------------------------- -----------------------
Total                                                             $2,077,588,000              $(184,000)
------------------------------------------------------ -------------------------- -----------------------

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

80

  N O T E S
======================----------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for  financial  statement  purposes as unrealized  gains or losses.  In
addition  to  the   segregation  of  securities  to  cover  the  initial  margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upwards movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, that is, the difference between the agreed upon price that the Fund must pay to the buyer upon expiration of the put and the value, which could be zero, of the index value at the time of expiration.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the

  N O T E S
======================----------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss. The Fund did not invest in any options as of August 31, 2008.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund has no delayed-delivery or when-issued commitments as of August 31, 2008.

G. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of

82

  N O T E S
======================----------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of August 31, 2008, the Fund loaned securities having a fair market value of the approximately $60,334,000, which excluded $1,157,000 of securities on loan that were sold prior to August 31, 2008.

H. As of August 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2008, were $75,368,000 and $197,930,000, respectively, resulting in net unrealized depreciation of $122,562,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,039,551,000 at August 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 27.9% of net assets at August 31, 2008.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  N O T E S
======================----------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares  iShares -  exchange-traded  funds,  managed  by  Barclays  Global  Fund
         Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT     Real Estate Investment Trust
SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange(AMEX).

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal  and interest  payments are insured by one of the  following:
         AMBAC Assurance Corp., Financial Guaranty Insurance Co., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

 SPECIFIC NOTES
(a)      The  security  or a portion  thereof  was out on loan as of August  31,
         2008.
(b) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(c) Security was fair valued at August 31, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

84

  N O T E S
======================----------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2008 (UNAUDITED)

(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2008, was $129,000, which represented less than 0.1% of the Fund's net assets.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2008, as shown in the following table:

                                                                                                           UNREALIZED
                                                                                    VALUE AT              APPRECIATION/
     TYPE OF FUTURE                       EXPIRATION    CONTRACTS  POSITION  TRADE DATE  AUGUST 31, 2008  DEPRECIATION
     ------------------------------------------------------------------------------------------------------------------
     SPI 200 Index Futures              September 2008      2        Long     $  230,000   $  221,000     $   (9,000)
     DJ Euro Stoxx 50 Index Futures     September 2008     14        Long        688,000      692,000          4,000
     FTSE 100 Index Futures             September 2008     10        Long      1,025,000    1,022,000         (3,000)
     Nikkei 225 Index Futures           September 2008     20        Long      1,335,000    1,291,000        (44,000)
     U.S. Treasury Notes 10 Yr Futures  September 2008    (50)      Short     (5,702,000)  (5,834,000)       (132,000)
                                                                                                            ----------
                                                                                                          $  (184,000)


(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2008.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2008. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
(j) Rate represents the money market fund annualized seven-day yield at August 31, 2008.
(k) Security with a value of $959,000 is segregated as collateral for initial margin requirements on open futures contracts.
(l) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*        Non-income-producing security.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    10/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/28/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.